                                  STAGECOACH
                                   FUNDS(R)



-----------------------
LIFEPATH(TM)
-----------------------
FUNDS
-----------------------
SEMI-
-----------------------
ANNUAL
-----------------------
REPORT
-----------------------



LifePath 2000 Fund(TM)
LifePath 2010 Fund(TM)
LifePath 2020 Fund(TM)
LifePath 2030 Fund(TM)
LifePath 2040 Fund(TM)



Retail Class

August 31, 1996

                              ------------------
                               NOT FDIC INSURED
                              ------------------

--------------------------------

TABLE OF CONTENTS

Letter to Shareholders.........................................     ii
Investment Adviser Discussion..................................      1
STAGECOACH TRUST
 Statement of Assets and Liabilities...........................      8
 Statement of Operations.......................................     10
 Statements of Changes in Net Assets...........................     12
 Financial Highlights..........................................     16
 Notes to the Financial Statements.............................     21
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
  LifePath Master Portfolios...................................     26
MASTER INVESTMENT PORTFOLIO
  Statement of Assets and Liabilities..........................     92
 Statement of Operations.......................................     94
 Statements of Changes in Net Assets...........................     96
 Notes to the Financial Statements.............................    100

 STAGECOACH FUNDS:
 -------------------------------------------------------------------

  - are NOT FDIC insured
  - are NOT obligations of Wells Fargo Bank
    or Barclays Global Investors, N.A.
    ("BGI")                                               LOGO
  - are NOT guaranteed by the Bank or BGI
  - involve investment risk, including
    possible loss of principal

                                                     ---------------------------

LETTER TO SHAREHOLDERS

-----------------------------------------

TO OUR SHAREHOLDERS:

The six-month period ended August 31, 1996, produced mixed results throughout the securities markets. Among the key benchmarks for the six-month period are:

- the U.S. stock market, as represented by the S&P 500 Index, which returned 2.85% (the return year-to-date through August 31, 1996 was 7.50%.);

- the U.S. government bond market which, according to Lipper Analytical Services' tracking of general U.S. government bond funds, fell 1.98%;

- and cash which, according to Lipper's tracking of General Money Market Mutual Funds, returned 2.31% for the period.

The LifePath Funds, which allocate assets across a variety of equity and fixed-income indices as well as cash, had returns which were below the level investors had enjoyed for most of the previous year. See the Performance at a Glance chart for complete return information.

To understand why returns are more modest now we should briefly review why returns were so outstanding in 1995. The principal driver of the outstanding returns was that both equities and fixed-income securities had outstanding years. Throughout most of 1995, the fixed-income market enjoyed several reductions in the federal funds target rate which helped drive up the value of bond portfolios. The equities market enjoyed a series of strong earnings reports which drove up stock prices.

In 1996, contrary to initial expectations, the Federal Reserve Board did not continue its series of interest rate reductions. Concerns arose that the economy was growing too quickly and might cause the Fed to raise rates instead. That possibility cut short the bond rally and the continued uncertainty caused bond prices to fall. On the equity side, concern that future earnings growth would not support current stock prices made for a volatile year with frequent slumps and rallies. The stock markets, however, are still up for the year -- just not as strongly as they were in 1995.

As the fiscal half-year ended, there were signs that the equities market was beginning to rally and that the bond market had recovered from its previous doldrums.

When reviewing performance information, there is a real danger in making too much of a short period's experience. The six months covered by this report are

---------------------------

                                                          LETTER TO SHAREHOLDERS

only a small portion of a long-term investment. Investors should not overreact to news good or bad. What investors should do, however, is continually assess financial goals and review such investments to see if they are the best route to achieving those goals. We feel strongly that the best advice is always to make your investment decisions with your ultimate goals in mind and not in reaction to short-term events.

The asset allocation strategy employed by the LifePath Funds helps each fund to address current economic conditions while keeping firmly focused on a long-term objective. We are pleased to be part of your investment planning and we look forward to serving your needs for years to come.

-- Stagecoach Funds,

   October 22, 1996

The LifePath Funds invest in the LifePath Master Portfolios which in turn invest in the individual securities. "Standard & Poors", "S&P" and "500" are registered trademarks of McGraw Hill, Inc. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among other, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

                                                     ---------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INVESTMENT ADVISER DISCUSSION

---------------------------

INVESTMENT

ADVISER

DISCUSSION

HOW HAVE THE FUNDS PERFORMED OVER THE PREVIOUS SIX MONTHS?

The returns for the first half of the Funds' fiscal year, March 1 through August 31, 1996, are as follows:

LifePath 2000                                                              0.34%
LifePath 2010                                                              0.88%
LifePath 2020                                                              0.96%
LifePath 2030                                                              1.11%
LifePath 2040                                                              2.01%

Please see the "Performance at a Glance" table for more complete performance information.

HOW DOES THAT COMPARE TO THE SAME PERIOD LAST YEAR?

The returns this year have been more modest. In 1995, declining interest rates and growing corporate earnings sent both bond and stock prices higher. The positive effects were felt in nearly all the asset classes available to the Funds, resulting in strong returns for the year. It is relatively rare to see both stocks and bonds perform so well at the same time. So far in 1996, we have not been as fortunate. The stock market, while up for the year, has been volatile, and the fixed-income markets have had a poor year.

WHAT HAS HAPPENED DURING THE FIRST EIGHT MONTHS OF 1996 AND HOW HAS IT AFFECTED THE FUNDS' PERFORMANCES?

On the equity side, investors generally have been divided about whether or not earnings would continue to grow enough to justify stock prices. The expectation that dividends for an issue will increase is one of the primary reasons investors might be willing to pay higher prices for a stock. Conflicting forecasts made investors cautious. Technology stocks were particularly volatile, with several mini-slumps and rallies throughout the period. July, for example, contained a notable slump that wiped out many previous gains. On the whole, equities have done reasonably well, and the immediate outlook is reasonably promising. The equities market, as measured by the S&P 500, has continued to climb, albeit at a slower pace than in 1995 and not without some setbacks. By August 31, 1996, the S&P 500 had gone up about 7.50% for the year. Most of that gain occurred before the Funds' fiscal year opened in March and was reflected in the gains reported in the February 1996 Annual Report. For the period covered by this Report, March 1 to August 31, 1996, the gain was only 2.85%.

Bonds slumped badly, however, when contrary to initial expecta-

                                                     ---------------------------

INVESTMENT ADVISER DISCUSSION

tions the Federal Reserve did not lower rates. Declining interest rates typically increase the resale value of existing, higher-paying bonds. According to the Lehman Brothers' tracking of Treasury securities, long-term government bonds were down over 7.00% for the year as of August 31, 1996. For the period of this Report, long-term government bond indices were down as much as 1.98%, with short-intermediate indices showing flat to small increases of less than 1.00%, according to Lipper Analytical Services, Inc. As the reporting period closed, the bond market had begun to show some signs of recovery.

The effect of the equity and bond markets on the Funds' performances has been to some extent determined by the Funds' time horizons. None of the Funds posted particularly strong returns for the period, but the longer-dated Funds have had a greater stock allocation and therefore benefited from the returns in the equities markets. The shorter-dated Funds typically have lower stock allocations in order to reduce risk and help preserve capital and depend more on fixed-income returns. As we have seen, fixed-income returns were poor. It is important to remember, however, that stocks are not always going to out-perform bonds year in and year out. Nor is performance the sole aim of the asset allocation models the LifePath Funds employ. Instead, each model tries to maximize returns within the risk tolerance allowed. The task is to capture returns within the expected risk levels presented by the available asset classes.

THE FED DID NOT ACTUALLY CHANGE INTEREST RATES DURING THE FIRST HALF OF THE FUNDS' FISCAL YEAR. SO WHY DID THE UNCERTAINTY AFFECT THE MARKET AND, BY EXTENSION, THE FUNDS?

There are two aspects regarding possible Fed action on interest rates to consider. The first is quite direct. If an investor owns a bond paying 7.00%, and new bonds are paying only 6.00% after a Fed reduction in rates, the resale value of the higher-paying bond goes up because it is worth more through maturity. That's pretty clear. The other aspect is what Fed action indicates about the direction of the economy. The concern throughout the summer of 1996 was that the economy was growing too fast and would ignite higher inflation. Inflation erodes profits and is always a concern. But if the Fed did raise rates to slow the economy and head off inflation, fixed-income portfolios would lose value. The Fed did not act, but the conflicting signals and interpretations of what the Fed was likely to do were enough to make the markets nervous. Investors were very hesitant about acting with such uncertainty, causing demand for fixed-income securities to be low. Uncertainty, low de-

---------------------------
 2

                                                   INVESTMENT ADVISER DISCUSSION

mand and inflation fears all helped to depress the fixed-income market during the period.

YOU SAID THAT ALLOCATIONS ARE BASED ON EXPECTED RETURNS WITHIN THE CONTEXT OF EXPECTED RISKS. PLEASE ELABORATE ON HOW THESE EXPECTATIONS ARE DEVELOPED.

Let's discuss expected returns first. We examine a number of items in developing a forecast and believe the most important is the earnings estimates and growth projections developed by thousands of Wall Street analysts. These analysts typically concentrate on single sectors or, in some instances, on a single company. We combine these separate reports into what we believe to be a consensus of the market as a whole and then compare this with the current price levels in the market. The key here is to compare earnings to prices to determine how much value one is receiving from an investment. To know that earnings are rising without knowing what prices are doing does not give us a picture of the potential value received from an investment. If, on the other hand, we know that earnings are rising and prices are stable, then we know that value is increasing. Conversely, if prices are rising and earnings are stable, then value is decreasing. That is, in fact, what we have seen much of this year. Stocks have risen in price but earnings expectations have not risen in tandem. Therefore stocks are providing less value.

Over the long term, risk relationships are actually fairly stable although there can be year to year fluctuations in the degree of risk presented by an asset class. Stocks are expected to be riskier than bonds which are in turn riskier than cash. The key in an asset allocation strategy is to identify the relative risks and act accordingly. For example, if it is determined that stocks are presenting less risk than usual and have good expected returns, allocations would probably be altered to favor stocks. There are a number of complicated statistics to measure risk, but a thumb-nail method of measuring risk for a given period is to measure the spread between the best and worst returns for an asset class for the period. In 1995, the best single month for the S&P 500 Index showed a 4.20% return while the worst was -0.40%. That spread of 4.60% is actually fairly low, indicating that 1995 was a "low risk" year. Stock allocations were higher as a result. This year, the best one-month return for the S&P 500 was in January which saw a 3.40% total return, while the worst was July which had a 4.40% drop. This range of 7.80% is nearly 60% greater than last year's variance. This indicates that stocks have presented greater risks for investors this year.

                                                     ---------------------------

INVESTMENT ADVISER DISCUSSION

WHAT IS YOUR CURRENT OUTLOOK ON BOTH THE EQUITY AND THE FIXED-INCOME MARKETS?

As we said in the previous discussion, stock prices have risen more rapidly than earnings expectations. This suggests to us that stocks are currently overvalued. Bonds, on the other hand, have fallen all year making them relatively cheap. So we are shifting some assets from stocks into bonds. What this means in relation to risk and reward is that the expected profit from stocks has decreased while the expected return on bonds has increased, making the lower risk inherent in bonds a more attractive investment for a portion of the Funds' assets right now.

THE STOCK MARKET WAS VERY VOLATILE OVER THE LAST SIX MONTHS, WITH TECH STOCKS PARTICULARLY UNPREDICTABLE. HOW HAS THE MULTI-INDEX APPROACH HELPED SMOOTH OUT THE VOLATILITY?

There's an old saying about not putting all your eggs in one basket. Sometimes the oldest advice is still good advice! Diversification reduces risk and makes it unlikely that any one sector or industry can have a large impact on performance. For instance, Funds which invested heavily in the technology sector suffered a large downturn in July when that sector was particularly hard-hit after several disappointing earnings reports were released. Our use of indices along with our risk and reward analysis and asset allocation models have allowed us to pursue diversification in a disciplined manner and avoid much of the roller-coaster ride some funds have endured.

THE ANNUAL REPORTS ARE OPPORTUNITIES TO SPEAK DIRECTLY TO THE SHAREHOLDERS. WHAT IS THE KEY ASPECT YOU WOULD LIKE LIFEPATH FUND SHAREHOLDERS TO KEEP IN MIND ABOUT THEIR INVESTMENT?

We believe that the most important aspect of each LifePath Fund is built right into its name: the time horizon. The time horizon determines the degree of risk each Fund will tolerate and the amount of volatility a shareholder should expect. Typically, the longer-dated Funds accept greater risk for potentially greater reward by concentrating more heavily in equities than the shorter Funds. The shorter Funds place an increasing emphasis on capital preservation and avoiding volatility by investing in fixed-income securities and even money market instruments.

THE LIFEPATH 2000 FUND IS APPROACHING ITS TIME HORIZON. WHAT CHANGES CAN WE EXPECT TO SEE OVER THE NEXT FEW YEARS IN THIS FUND?

Each LifePath Fund is managed to become more conservative as the time horizon reflected in its name approaches. The reasoning behind this is the assumption that the closer an investor gets to the date he or she intends to begin draw-

---------------------------
 4

                                                   INVESTMENT ADVISER DISCUSSION

ing on the investment, the less risk the investor is usually willing to accept. There is no dramatic change when a Fund reaches its horizon date, however, but a gradual movement over time. The LifePath 2000 Fund is actually fairly close to how it will be positioned in the year 2000 although it still will act on changing market opportunities, particularly in the short-to-intermediate range of the fixed-income market. The stock portion of the portfolio can be expected to decrease over the next three years as the Fund increasingly emphasizes short-term instruments to help preserve capital.

                                                     ---------------------------

INVESTMENT ADVISER DISCUSSION

----------------------------------------------

PERFORMANCE AT A GLANCE

                              PERFORMANCE AS OF 08/31/96
 --------------------------------------------------------------------------------------
                                03/01/96-      YEAR TO                  AVERAGE ANNUAL
        TOTAL RETURNS           08/31/96      DATE 1996     1 YEAR     SINCE INCEPTION*
 --------------------------------------------------------------------------------------
 LifePath 2000                  0.34%         0.72%         5.00%      6.02%
 --------------------------------------------------------------------------------------
 LifePath 2010                  0.88%         2.41%         8.52%      9.14%
 --------------------------------------------------------------------------------------
 LifePath 2020                  0.96%         3.11%         10.16%     10.81%
 --------------------------------------------------------------------------------------
 LifePath 2030                  1.11%         3.54%         11.73%     12.11%
 --------------------------------------------------------------------------------------
 LifePath 2040                  2.01%         5.46%         14.02%     13.88%
 --------------------------------------------------------------------------------------

 *March 1, 1994

                                   ASSET CLASS MIX AS OF 08/31/96
 -----------------------------------------------------------------------------------------------------
                                         LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                STOCKS                     2000         2010         2020         2030         2040
 -----------------------------------------------------------------------------------------------------
 Large Capitalization -- Value               2.63%       13.47%       19.68%       23.31%       25.91%
 -----------------------------------------------------------------------------------------------------
 Large Capitalization -- Growth              3.27        14.13        20.27        24.30        33.58
 -----------------------------------------------------------------------------------------------------
 Medium Capitalization -- Value              3.76         3.30         3.84         4.62         4.65
 -----------------------------------------------------------------------------------------------------
 Medium Capitalization -- Growth             3.65         3.23         3.80         4.61         4.57
 -----------------------------------------------------------------------------------------------------
 Small Capitalization -- Value               0.11         0.05         0.16         0.15         0.09
 -----------------------------------------------------------------------------------------------------
 Small Capitalization -- Growth              0.22         0.14         0.31         0.32         0.26
 -----------------------------------------------------------------------------------------------------
 Micro Capitalization                        0.14         0.20         0.30         0.38         0.40
 -----------------------------------------------------------------------------------------------------
 Japan                                       1.89         2.53         3.85         4.48         5.19
 -----------------------------------------------------------------------------------------------------
 International (except Japan)                5.33         8.44        11.21        14.15        14.95
 -----------------------------------------------------------------------------------------------------
 BONDS
 -----------------------------------------------------------------------------------------------------
 Long-Term Government                        2.16         5.80        13.70        19.33         9.67
 -----------------------------------------------------------------------------------------------------
 Long-Term Corporate                         0.00         0.00         0.00         0.00         0.00
 -----------------------------------------------------------------------------------------------------
 Intermediate-Term Government               76.48        47.85        22.50         3.63         0.00
 -----------------------------------------------------------------------------------------------------
 Intermediate-Term Corporate                 0.00         0.00         0.00         0.00         0.00
 -----------------------------------------------------------------------------------------------------
 Mortgage-backed                             0.00         0.00         0.00         0.00         0.00
 -----------------------------------------------------------------------------------------------------
 Foreign                                     0.00         0.00         0.00         0.00         0.00
 -----------------------------------------------------------------------------------------------------
 MONEY MARKETS
 -----------------------------------------------------------------------------------------------------
 U.S. Treasury Bills                         0.74         0.86         0.38         0.72         0.73
 -----------------------------------------------------------------------------------------------------
 TOTAL                                     100.00       100.00       100.00        99.37        99.62
 -----------------------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of a Fund will fluctuate with market conditions so that shares of a Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

Any differences between the percentages above and the percentages in the Portfolios of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.

The Funds are feeder funds of the Master Investment Portfolio which in turn invests in individual securities. References to the Fund are understood to be references to the Fund or Master Portfolio as appropriate.

---------------------------
 6

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                     ---------------------------

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED) - AUGUST 31, 1996

                                                LifePath         LifePath
                                                  2000             2010
                                                  Fund             Fund
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at
   market value (Note 1)                      $ 86,885,428     $ 70,769,359
Receivables:
 Dividends and Interest                            693,100          458,678
 Fund shares sold                                   20,000           92,500
 Prepaid Expenses                                    7,111           10,596
TOTAL ASSETS                                    87,605,639       71,331,133
LIABILITIES
Payables:
 Due to sponsor and distributor                     25,819           21,361
 Due to WFB (Note 2)                                21,188                0
 Capital Shares Redeemed                            10,000           20,000
TOTAL LIABILITIES                                   57,007           41,361
TOTAL NET ASSETS                              $ 87,548,632     $ 71,289,772
NET ASSETS CONSIST OF:
 Paid-in capital - Retail class               $ 84,558,882     $ 65,000,179
 Paid-in capital - Institutional class            (608,704)      (3,010,575)
 Undistributed net investment income               595,573          379,629
 Undistributed net realized gain on
   investment                                      822,428        7,967,494
 Net unrealized appreciation of
   investments                                   2,180,453          953,045
TOTAL NET ASSETS                              $ 87,548,632     $ 71,289,772
COMPUTATION OF NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets - Retail class                     $ 87,536,971     $ 71,245,667
Shares outstanding Retail class                  8,388,040        6,281,201
Net asset value and offering price per
  share - Retail class                        $      10.44     $      11.34
Net Assets - Institutional class              $     11,661     $     44,105
Shares outstanding - Institutional class             1,217            4,336
Net asset value and offering price per
  share - Institutional class                 $       9.58     $      10.17

------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------------
 8

  LifePath          LifePath         LifePath
    2020              2030             2040
    Fund              Fund             Fund
------------------------------------------------------------------------------
$ 127,221,724     $ 84,214,707     $ 154,828,195
      667,231          372,710           533,089
      194,000           66,100           214,932
       14,031                0                 0
  128,096,986       84,653,517       155,576,216
       37,862           24,934            34,911
       23,201           10,494            36,338
            0                0             9,943
       61,063           35,428            81,192
$ 128,035,923     $ 84,618,089     $ 155,495,024
$ 111,984,751     $ 71,666,047     $ 132,144,350
   (4,516,997)      (3,252,849)       (4,543,890)
      525,459          278,768           362,121
    3,334,446        1,924,941         6,680,125
   16,708,264       14,001,182        20,852,318
$ 128,035,923     $ 84,618,089     $ 155,495,024
$ 127,974,777     $ 84,400,004     $ 155,477,524
   10,733,449        6,846,041        11,994,300
$       11.92     $      12.33     $       12.96
$      61,146     $    218,085     $      17,500
        5,414           17,974             1,399
$       11.29     $      12.13     $       12.51

------------------------------------------------------------------------------

                                                     ---------------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                                 LifePath         LifePath
                                                   2000             2010
                                                   Fund             Fund
----------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO
 Dividends                                     $    240,046     $    439,928
 Interest                                         2,257,839        1,187,117
 Expenses                                          (267,049)        (208,204)
 NET INVESTMENT INCOME ALLOCATED FROM
   MASTER PORTFOLIO                               2,230,836        1,418,841
EXPENSES (NOTE 2)
 Administration fees                                 48,966           38,408
 Shareholder servicing fees                          97,934           76,816
 Transfer agency fees                                48,966           38,408
 Distribution fees - Retail Class                   119,294           89,618
TOTAL EXPENSES                                      315,160          243,250
NET INVESTMENT INCOME                             1,915,676        1,175,591
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain on sale of investments           859,898          985,652
 Net change in unrealized appreciation of
   investments                                   (2,540,463)      (1,366,793)
NET GAIN (LOSS) ON INVESTMENTS                   (1,680,565)        (381,141)
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                   $    235,111     $    794,450

------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------------
 10

  LifePath         LifePath         LifePath
    2020             2030             2040
    Fund             Fund             Fund
------------------------------------------------------------------------------
$  1,067,057     $    855,701     $  1,663,263
   1,367,330          547,875          353,667
    (366,174)        (244,903)        (433,066)
   2,068,213        1,158,673        1,583,864
      67,428           44,971           79,237
     134,856           89,942          158,474
      67,428           44,971           79,237
     160,922          107,570          192,142
     430,634          287,454          509,090
   1,637,579          871,219        1,074,774
   3,449,818        1,921,383        6,680,725
  (3,595,184)      (1,597,861)      (4,487,158)
    (145,366)         323,522        2,193,567
$  1,492,213     $  1,194,741     $  3,268,341

------------------------------------------------------------------------------

                                                     ---------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                      LifePath 2000 Fund
                                              -----------------------------------
                                                (Unaudited)
                                                For the Six          For the
                                               Months Ended        Year Ended
                                              August 31, 1996   February 29, 1996
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                           $  1,915,676        $  3,419,395
 Net realized gain (loss) on sale of
   investments                                        859,898           1,439,626
 Net change in unrealized appreciation of
   investments                                     (2,540,463)          4,675,607
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          235,111           9,534,628
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
   Retail class                                    (1,846,316)         (2,759,078)
   Institutional class                               (152,793)           (453,332)
 From net realized gain on sales of
   investments
   Retail class                                      (315,972)         (1,047,308)
   Institutional class                                (54,725)           (173,730)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Retail class          19,650,724          70,169,401
 Reinvestment of dividends - Retail class           2,071,724           3,617,931
 Cost of shares redeemed - Retail class           (32,350,488)        (32,730,053)
NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - RETAIL CLASS       (10,628,040)         41,057,279
 Proceeds from shares sold - Institutional
   class                                            1,267,991          13,750,541
 Reinvestment of dividends - Institutional
   class                                              207,518             627,061
 Cost of shares redeemed - Institutional
   class                                          (18,495,705)         (5,320,639)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (17,020,196)          9,056,963
INCREASE (DECREASE) IN NET ASSETS                 (29,782,931)         55,215,422
NET ASSETS:
Beginning net assets                              117,331,563          62,116,141
ENDING NET ASSETS                                $ 87,548,632       $ 117,331,563
SHARES ISSUED AND REDEEMED:
 Shares sold - Retail class                         1,871,205           6,695,893
 Shares issued in reinvestment of
   dividends - Retail class                           198,013             347,286
 Shares redeemed - Retail class                    (3,087,651)         (3,139,915)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - RETAIL CLASS                       (1,018,433)          3,903,264
 Shares sold - Institutional class                    119,465           1,310,755
 Shares issued in reinvestment of dividends -
   Institutional class                                 19,890              59,945
 Shares redeemed - Institutional class             (1,755,819)           (507,478)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                (1,616,464)            863,222

---------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

---------------------------
 12

         LifePath 2010 Fund                        LifePath 2020 Fund
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
   $  1,175,591          $  2,283,688        $  1,637,579          $  3,016,694
        985,652             1,104,963           3,449,818             2,879,775
     (1,366,793)            8,769,343          (3,595,184)           17,940,046
        794,450            12,157,994           1,492,213            23,836,515
     (1,019,395)           (1,441,405)         (1,464,283)           (2,215,468)
       (241,992)             (690,971)           (224,272)             (641,133)
        (91,671)             (722,105)           (377,105)           (1,971,461)
        (46,558)             (360,652)           (124,600)             (553,722)
     16,774,453            37,481,337          25,030,910            64,078,009
      1,093,495             2,136,750           1,815,134             4,137,056
    (13,329,932)          (15,292,452)        (20,754,506)          (26,156,416)
      4,538,016            24,325,635           6,091,538            42,058,649
      2,529,219            25,592,865           1,482,153            27,673,486
        288,550             1,051,620             348,872             1,194,854
    (37,096,857)           (8,068,526)        (42,246,314)           (8,977,511)
    (34,279,088)           18,575,959         (40,415,289)           19,890,829
    (30,346,238)           51,844,455         (35,021,798)           80,404,209
    101,636,010            49,791,556         163,057,721            82,653,512
   $ 71,289,772         $ 101,636,011       $ 128,035,923         $ 163,057,721
      1,472,964             3,419,301           2,087,462             5,680,695
         96,190               195,828             151,934               362,399
     (1,171,323)           (1,410,750)         (1,729,994)           (2,313,057)
        397,831             2,204,379             509,402             3,730,037
        221,309             2,346,284             123,952             2,446,685
         25,632                95,504              29,607               104,547
     (3,246,268)             (737,665)         (3,533,378)             (800,489)
     (2,999,327)            1,704,123          (3,379,819)            1,750,743

-------------------------------------------------------------------------------

                                                     ---------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                      LifePath 2030 Fund
                                              -----------------------------------
                                                (Unaudited)
                                                For the Six          For the
                                               Months Ended        Year Ended
                                              August 31, 1996   February 29, 1996
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                           $    871,219        $  1,572,222
 Net realized gain (loss) on sale of
   investments                                      1,921,383           2,562,661
 Net change in unrealized appreciation of
   investments                                     (1,597,861)         13,548,933
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        1,194,741          17,683,816
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
   Retail class                                      (777,668)         (1,155,658)
   Institutional class                               (112,560)           (341,075)
 From net realized gain on sales of
   investments
   Retail class                                      (222,496)         (1,623,091)
   Institutional class                                (68,652)           (461,729)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Retail class          15,600,170          41,344,184
 Reinvestment of dividends - Retail class             992,311           2,763,089
 Cost of shares redeemed - Retail class           (15,175,878)        (13,327,263)
NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - RETAIL CLASS         1,416,603          30,780,010
 Proceeds from shares sold - Institutional
   class                                            1,939,792          17,149,303
 Reinvestment of dividends - Institutional
   class                                              181,212             802,805
 Cost of shares redeemed - Institutional
   class                                          (27,391,110)         (5,211,092)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (25,270,106)         12,741,016
INCREASE (DECREASE) IN NET ASSETS                 (23,840,138)         57,623,289
NET ASSETS:
Beginning net assets                              108,458,227          50,834,938
ENDING NET ASSETS                                $ 84,618,089       $ 108,458,227
SHARES ISSUED AND REDEEMED:
 Shares sold - Retail class                         1,257,833           3,605,187
 Shares issued in reinvestment of
   dividends - Retail class                            80,363             235,448
 Shares redeemed - Retail class                    (1,220,056)         (1,157,351)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - RETAIL CLASS                          118,140           2,683,284
 Shares sold - Institutional class                    156,936           1,489,943
 Shares issued in reinvestment of dividends -
   Institutional class                                 14,911              68,155
 Shares redeemed - Institutional class             (2,211,742)           (450,828)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                (2,039,895)          1,107,270

---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------------
 14

         LifePath 2040 Fund
-------------------------------------
  (Unaudited)
  For the Six            For the
 Months Ended          Year Ended
August 31, 1996     February 29, 1996
-------------------------------------
   $  1,074,774          $  1,584,491
      6,680,725             4,689,987
     (4,487,158)           22,210,329
      3,268,341            28,484,807
       (918,630)           (1,207,755)
        (98,848)             (284,559)
       (646,879)           (3,228,065)
       (149,742)             (704,661)
     36,278,290            94,087,204
      1,559,085             4,438,069
    (26,420,263)          (31,629,443)
     11,417,112            66,895,830
      1,916,852            27,615,270
        248,589               989,218
    (35,665,509)           (9,148,939)
    (33,500,068)           19,455,549
    (20,628,714)          109,411,146
    176,123,738            66,712,592
  $ 155,495,024         $ 176,123,738
      2,792,688             7,936,980
        121,226               363,610
     (2,033,977)           (2,657,939)
        879,937             5,642,651
        148,569             2,317,045
         19,668                80,888
     (2,763,324)             (763,114)
     (2,595,087)            1,634,819

------------------------------------------------------------------------------

                                                     ---------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  LifePath 2000 Fund
                        -----------------------------------------------------------------------
                             (Unaudited)
                           Six Months Ended           Year Ended               Year Ended
                           August 31, 1996           Feb. 29, 1996           Feb. 28, 1995
                        ----------------------  -----------------------  ----------------------
                        Institutional  Retail   Institutional   Retail   Institutional  Retail
                            Class       Class       Class       Class        Class       Class
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $10.67      $ 10.64     $ 9.94      $   9.92     $10.00      $ 10.00
                           ------      -------     ------      --------     ------      -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income       1.16         0.21       0.42          0.40       0.35         0.34
 Net realized and
   unrealized
   gain/(loss) on
   investments              (1.10)       (0.18)      0.86          0.86      (0.12)       (0.14)
                           ------      -------     ------      --------     ------      -------
TOTAL FROM INVESTMENT
 OPERATIONS                  0.06         0.03       1.28          1.26       0.23         0.20
LESS DISTRIBUTIONS:
 Dividends from net
   investment income        (1.12)       (0.20)     (0.42)        (0.41)     (0.28)       (0.27)
 Distributions from net
   realized capital
   gains                    (0.03)       (0.03)     (0.13)        (0.13)     (0.01)       (0.01)
                           ------      -------     ------      --------     ------      -------
TOTAL FROM
 DISTRIBUTIONS              (1.15)       (0.23)     (0.55)        (0.54)     (0.29)       (0.28)
                           ------      -------    -------      --------     ------      -------
NET ASSET VALUE, END OF
 PERIOD                    $ 9.58      $ 10.44    $ 10.67      $  10.64     $ 9.94      $  9.92
                           ======      =======    ========     ========     =======     =======

TOTAL RETURN (NOT
 ANNUALIZED)                 0.46%        0.34%     13.19%        12.98%      2.38%        2.10%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
   period (000)             $  12      $87,537    $17,262      $100,070     $7,499      $54,617
 Number of shares
   outstanding,
   end of period (000)          1        8,388      1,618         9,406        754        5,503
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(1)
 Ratio of expenses to
   average net assets        0.95%        1.20%      0.95%         1.20%      0.95%        1.20%
 Ratio of net
   investment income to
   average net assets        3.98%        3.91%      4.23%         4.00%      4.89%        4.62%
Portfolio Turnover(2)          --           --         --            --         --           --
Average commission
 rate paid(2)                  --           --         --            --         --           --

------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.
(2) The Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.

---------------------------
 16

                           LifePath 2010 Fund
 ----------------------------------------------------------------------
      (Unaudited)
    Six Months Ended           Year Ended              Year Ended
    August 31, 1996          Feb. 29, 1996           Feb. 28, 1995
 ----------------------  ----------------------  ----------------------
 Institutional  Retail   Institutional  Retail   Institutional  Retail
     Class       Class       Class       Class       Class       Class
 ----------------------------------------------------------------------
        $11.47  $ 11.42        $ 10.02  $  9.99        $ 10.00  $ 10.00
        ------  -------        -------  -------        -------  -------
          1.40     0.17           0.34     0.32           0.33     0.34
         (1.29)   (0.07)          1.60     1.58           0.01    (0.02)
        ------  -------        -------  -------        -------  -------
          0.11     0.10           1.94     1.90           0.34     0.32
         (1.39)   (0.16)         (0.35)   (0.33)         (0.27)   (0.28)
         (0.02)   (0.02)         (0.14)   (0.14)         (0.05)   (0.05)
        ------  -------        -------  -------        -------  -------
         (1.41)   (0.18)         (0.49)   (0.47)         (0.32)   (0.33)
        ------  -------        -------  -------        -------  -------
        $10.17  $ 11.34        $ 11.47  $ 11.42        $ 10.02  $  9.99
        ======  =======        =======  =======        =======  =======
          1.07%    0.88%         19.69%   19.40%          3.53%    3.31%
         $  44  $71,246        $34,458  $67,178        $13,028  $36,764
             4    6,281          3,004    5,883          1,300    3,679
          0.95%    1.20%          0.95%    1.20%          0.95%    1.20%
          3.08%    3.06%          3.27%    3.06%          4.61%    4.40%
            --       --             --       --             --       --
            --       --             --       --             --       --

------------------------------------------------------------------------------

                                                     ---------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  LifePath 2020 Fund
                       ------------------------------------------------------------------------
                             (Unaudited)
                          Six Months Ended            Year Ended               Year Ended
                           August 31, 1996           Feb. 29, 1996           Feb. 28, 1995
                       -----------------------  -----------------------  ----------------------
                       Institutional   Retail   Institutional   Retail   Institutional  Retail
                           Class       Class        Class       Class        Class       Class
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $11.98  $  11.98        $ 10.17  $  10.17        $ 10.00  $ 10.00
                              ------  --------        -------  --------        -------  -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income          0.81      0.15           0.29      0.27           0.30     0.28
 Net realized and
   unrealized
   gain/(loss) on
   investments                 (0.66)    (0.03)          2.03      2.03           0.12     0.12
                              ------  --------        -------  --------        -------  -------
TOTAL FROM INVESTMENT
 OPERATIONS                     0.15      0.12           2.32      2.30           0.42     0.40
LESS DISTRIBUTIONS:
 Dividends from net
   investment income           (0.81)    (0.14)         (0.30)    (0.28)         (0.25)   (0.23)
 Distributions from
   net realized
   capital gains               (0.03)    (0.04)         (0.21)    (0.21)          0.00     0.00
                              ------  --------        -------  --------        -------  -------
TOTAL FROM
 DISTRIBUTIONS                 (0.84)    (0.18)         (0.51)    (0.49)         (0.25)   (0.23)
                              ------  --------        -------  --------        -------  -------
NET ASSET VALUE, END
 OF PERIOD                    $11.29  $  11.92        $ 11.98  $  11.98        $ 10.17  $ 10.17
                              ======  ========        =======  ========        =======  =======
TOTAL RETURN (NOT
 ANNUALIZED)                    1.14%     0.96%         23.18%    22.94%          4.39%    4.12%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
   period (000)                  $61  $127,975        $40,570  $122,488        $16,618  $66,036
 Number of shares
   outstanding,
   end of period (000)             5    10,733          3,385    10,224          1,634    6,494
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(1)
 Ratio of expenses to
   average net assets           0.95%     1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net
   investment income
   to average net
   assets                       2.44%     2.42%          2.68%     2.45%          3.88%    3.64%
Portfolio Turnover(2)             --        --             --        --             --       --
Average commission
  rate paid(2)                    --        --             --        --             --       --

------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.
(2) The Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.

---------------------------
 18

                           LifePath 2030 Fund
 ----------------------------------------------------------------------
      (Unaudited)
    Six Months Ended           Year Ended              Year Ended
    August 31, 1996          Feb. 29, 1996           Feb. 28, 1995
 ----------------------  ----------------------  ----------------------
 Institutional  Retail   Institutional  Retail   Institutional  Retail
     Class       Class       Class       Class       Class       Class
 ----------------------------------------------------------------------
        $12.37  $ 12.34        $ 10.18  $ 10.17         $10.00  $ 10.00
        ------  -------        -------  -------         ------  -------
          0.36     0.12           0.23     0.21           0.29     0.26
         (0.21)    0.01           2.47     2.45           0.14     0.13
        ------  -------        -------  -------         ------  -------
          0.15     0.13           2.70     2.66           0.43     0.39
         (0.36)   (0.11)         (0.24)   (0.22)         (0.25)   (0.22)
         (0.03)   (0.03)         (0.27)   (0.27)          0.00     0.00
        ------  -------        -------  -------         ------  -------
         (0.39)   (0.14)         (0.51)   (0.49)         (0.25)   (0.22)
        ------  -------        -------  -------         ------  -------
        $12.13  $ 12.33        $ 12.37  $ 12.34         $10.18  $ 10.17
        ======  =======        =======  =======         ======  =======
          1.19%    1.11%         26.88%   26.53%          4.42%    4.03%
         $ 218  $84,400        $25,447  $83,012         $9,682  $41,153
            18    6,846          2,058    6,728            951    4,045
          0.95%    1.20%          0.95%    1.20%          0.95%    1.20%
         1.97%    1.93%          2.15%    1.92%          3.59%    3.35%
            --       --             --       --             --       --
            --       --             --       --             --       --

------------------------------------------------------------------------------

                                                     ---------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  LifePath 2040 Fund
                       ------------------------------------------------------------------------
                             (Unaudited)
                          Six Months Ended            Year Ended               Year Ended
                           August 31, 1996           Feb. 29, 1996           Feb. 28, 1995
                       -----------------------  -----------------------  ----------------------
                       Institutional   Retail   Institutional   Retail   Institutional  Retail
                           Class       Class        Class       Class        Class       Class
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $12.86  $  12.84        $ 10.37  $  10.37         $10.00  $ 10.00
                              ------  --------        -------  --------         ------  -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income          0.54      0.09           0.17      0.15           0.20     0.18
 Net realized and
   unrealized
   gain/(loss) on
   investments                 (0.30)     0.17           2.84      2.82           0.34     0.34
                              ------  --------        -------  --------         ------  -------
TOTAL FROM INVESTMENT
 OPERATIONS                     0.24      0.26           3.01      2.97           0.54     0.52
LESS DISTRIBUTIONS:
 Dividends from net
   investment income           (0.53)    (0.08)         (0.18)    (0.16)         (0.17)   (0.15)
 Distributions from
   net realized
   capital gains               (0.06)    (0.06)         (0.34)    (0.34)          0.00     0.00
                              ------  --------        -------  --------         ------  -------
TOTAL FROM
 DISTRIBUTIONS                 (0.59)    (0.14)         (0.52)    (0.50)         (0.17)   (0.15)
                              ------  --------        -------  --------         ------  -------
NET ASSET VALUE, END
 OF PERIOD                    $12.51  $  12.96        $ 12.86  $  12.84         $10.37  $ 10.37
                              ======  ========        =======  ========         ======  =======
TOTAL RETURN (NOT
 ANNUALIZED)                    2.14%     2.01%         29.32%    28.91%          5.55%    5.26%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
   period (000)                $  18  $155,478        $33,386  $142,738         $9,976  $56,737
 Number of shares
   outstanding,
   end of period (000)             1    11,994          2,596    11,114            962    5,472
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(1)
 Ratio of expenses to
   average net assets           0.95%     1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net
   investment income
   to average net
   assets                       1.41%     1.35%          1.53%     1.29%          2.61%    2.35%
Portfolio Turnover(2)             --        --             --        --             --       --
Average commission
 rate paid(2)                     --        --             --        --             --       --

------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.
(2) The Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.

---------------------------
 20

                                               NOTES TO THE FINANCIAL STATEMENTS

----------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING

   POLICIES

ORGANIZATION

Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is authorized to issue ten separate funds, of which the following commenced operations on March 1, 1994: the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is authorized to issue two classes of shares, an Institutional Class and a Retail Class. The two classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's invest-

                                                     ---------------------------

NOTES TO THE FINANCIAL STATEMENTS

ment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (78.48%, 61.41%, 68.26%, 74.30%, and 80.78%)
for the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1996. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at their last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at their most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated pro rata among its respective Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income quarterly. Each Fund makes distributions from net realized securities gains, if any, once a year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies,

---------------------------
 22

                                               NOTES TO THE FINANCIAL STATEMENTS

as set forth in the Code, and to make distributions of investment company taxable income and net capital gain (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. The LifePath 2020 Fund has a capital loss carryforward of $179,977 which will expire in the year 2002. The LifePath 2030 Fund has a capital loss carryforward of $311,585 which will expire in the year 2002, and the LifePath 2040 Fund has a capital loss carryforward of $32,220 which will expire in the year 2002. No capital gain distributions shall be made in any of the Funds until the respective capital loss carryforward has been fully utilized or expires.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred all expenses in connection with the Funds' organization and initial registration.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a monthly fee at the annual rate of up to 0.20% of the average daily value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with WFB.

The Trust has entered into an agreement with Stephens on behalf of the Retail Class of shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to receive monthly payments at an annual rate of 0.25% of the average daily net assets of the Retail Class of shares.

The Trust has also entered into an administration agreement on behalf of the Funds with Stephens whereby Stephens has agreed to

                                                     ---------------------------

NOTES TO THE FINANCIAL STATEMENTS

provide administrative services to the Funds. For providing administrative services, the Trust pays Stephens a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

Under the Administration Agreement, Stephens has agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Portfolio, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the Trust and those expenses specifically assumed by WFB under its contracts with the Funds.

Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1996, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

3.  CAPITAL SHARE TRANSACTIONS

As of August 31, 1996, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

4. TRANSFER OF LIFEPATH INSTITUTIONAL SHARE CLASS

At a meeting held in October 1995, the Board of Directors of MasterWorks Funds Inc. (formerly Stagecoach Inc.) approved the establishment of five LifePath Funds (the "New LifePath Funds"). The New LifePath Funds were created to supersede the five LifePath Institutional class shares of Stagecoach Trust, and are feeder funds in a master-feeder structure that invest in corresponding master series of Master Investment Portfolio. Net assets attributable to each LifePath Institutional class of shares were transferred to the corresponding New LifePath Funds on March 26, 1996 as follows:

  LifePath 2000  $17,280,877
  LifePath 2010  $34,620,440
  LifePath 2020  $37,028,509
  LifePath 2030  $25,785,162
  LifePath 2040  $33,520,758

---------------------------
 24

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                                  22.52%                       47.24%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                   3.55%                       14.51%
AT & T Corp                              2,745   $    144,113        12,451   $    653,678
Abbott Laboratories                      1,261         56,773         6,046        272,694
Airtouch Communications+                   938         25,795         3,801        104,528
Albertson's Inc                            344         14,577         2,000         84,750
Alco Standard Corp                          88          3,839         1,030         44,934
Allergan Inc                                62          2,410           507         19,710
ALZA Corp+                                 118          3,230           587         16,069
American Home Products Corp                988         58,539         4,938        292,577
American International Group Inc           809         76,855         3,673        348,935
Ameritech Corp                             883         45,585         4,300        221,988
Amgen Inc+                                 516         30,057         2,096        122,092
Andrew Corp+                                 4            178           415         18,468
Anheuser-Busch Inc                         366         27,725         1,944        147,258
Armco Inc+                                 207            906           975          4,266
Autodesk Inc                                84          1,932           330          7,590
Automatic Data Processing                  346         14,402         2,274         94,655
Avery Dennison Corp                         48          2,454           395         20,194
Avon Products Inc                          154          7,373         1,090         52,184
Bally Entertainment Corp+                  107          2,916           404         11,009
Barrick Gold Corp                          507         13,689         2,870         77,490
Bay Networks Inc+                          343          9,433         1,480         40,700
Becton Dickinson & Co                      354         14,470           896         36,624
Block (H & R) Inc                          161          4,025           752         18,800
Boston Scientific Corp+                    343         15,735         1,376         63,124
Bristol-Myers Squibb Co                    871         76,430         3,882        340,646
CPC International Inc                      187         12,880         1,076         74,110
CUC International Inc+                     210          7,219         1,955         67,203
Cabletron Systems Inc+                      50          3,050           510         31,110
Campbell Soup Co                           440         28,655         1,945        126,668
Ceridian Corp+                              27          1,151           524         22,336
Cisco Systems Inc+                       1,598         84,295         4,958        261,535
Clorox Co                                   45          4,213           366         34,267
Coca-Cola Co                             4,132        206,600        19,282        964,100
Colgate-Palmolive Co                       183         14,869         1,121         91,081
Comcast Corp Class A                       393          6,337         1,799         29,009
Computer Associates International
 Inc+                                      778         40,845         2,830        148,575
Computer Sciences Corp+                     38          2,660           459         32,130
ConAgra Inc                                334         14,070         1,940         81,723
CoreStates Financial Corp                  554         22,922         1,664         68,848
Corning Inc                                361         13,447         1,825         67,981
Crown Cork & Seal Co+                      230         10,753           975         45,581

---------------------------
 26

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
                    65.12%                      78.32%                       89.81%
                    20.27%                      24.86%                       34.24%
     26,207   $  1,375,868        19,638   $ 1,030,995        44,308   $  2,326,170
     12,809        577,889         9,652       435,235        22,379      1,009,725
      8,112        223,080         6,122       168,355        13,729        377,548
      4,108        174,077         3,166       134,159         6,982        295,862
      2,148         93,707         1,584        69,102         3,948        172,232
      1,101         42,801           790        30,711         2,003         77,867
      1,405         38,462         1,107        30,304         2,557         69,998
     10,330        612,053         7,746       458,951        17,644      1,045,407
      7,738        735,110         5,828       553,660        13,242      1,257,990
      9,073        468,394         6,776       349,811        15,602        805,453
      4,288        249,776         3,294       191,876         7,328        426,856
      1,003         44,634           763        33,954         1,828         81,346
      4,096        310,272         3,061       231,871         7,150        541,613
      1,938          8,479         1,305         5,709         3,424         14,980
        768         17,664           653        15,019         1,505         34,615
      4,746        197,552         3,570       148,601         8,014        333,583
        855         43,712           715        36,554         1,715         87,679
      2,228        106,666         1,680        80,430         4,266        204,235
        842         22,945           664        18,094           892         24,307
      5,776        155,952         4,421       119,367        10,935        295,245
      3,025         83,188         2,291        63,003         5,777        158,868
      2,086         85,265         1,518        62,048         2,464        100,716
      1,791         44,775         1,330        33,250         3,283         82,075
      2,863        131,340         2,191       100,512         5,406        248,000
      8,228        722,007         6,169       541,330        13,820      1,212,705
      2,371        163,303         1,839       126,661         4,012        276,327
      3,232        111,100         2,375        81,641         5,170        177,719
      1,190         72,590           877        53,497         2,125        129,625
      4,042        263,235         3,025       197,003         6,867        447,213
      1,088         46,376           835        35,592         2,080         88,660
     10,480        552,820         7,890       416,198        17,710        934,203
        798         74,713           635        59,452         1,578        147,740
     40,704      2,035,200        30,590     1,529,500        68,794      3,439,700
      2,393        194,431         1,832       148,850         3,998        324,838
      3,924         63,275         3,050        49,181         7,568        122,034
      5,884        308,910         4,466       234,465         9,983        524,108
        970         67,900           671        46,970         1,778        124,460
      4,012        169,006         3,013       126,923         6,741        283,965
      3,581        148,164         2,765       114,402         4,347        179,857
      3,719        138,533         2,910       108,398         4,484        167,029
      2,112         98,736         1,616        75,548         2,479        115,893

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Dayton-Hudson Corp                         525   $     18,113         1,635   $     56,408
Deluxe Corp                                220          8,415           639         24,442
Disney (Walt) Co                         1,244         70,908         5,279        300,903
Dover Corp                                 100          4,388           892         39,137
DuPont (E I) de Nemours                    896         73,584         4,348        357,080
Dun & Bradstreet Corp                      223         12,850         1,360         78,370
EMC Corp+                                  458          8,817         1,720         33,110
Eastman Kodak Co                           629         45,603         2,681        194,373
Ecolab Inc                                  60          1,823           506         15,370
Emerson Electric Co                        368         30,820         1,726        144,553
Engelhard Corp                             214          4,360         1,065         21,699
First Bank System Inc                      266         17,091         1,090         70,033
First Data Corp                            422         32,916         1,712        133,536
Fluor Corp                                 119          7,616           637         40,768
Foster Wheeler Corp                         --             --           260         11,213
Freeport-McMoRan Copper & Gold Inc
 Class A                                    38          1,069            28            788
Freeport McMoRan Copper & Gold Inc
 Class B                                   372         10,928         1,487         43,681
GTE Corp                                 1,726         67,961         7,543        297,006
Gannett Co Inc                             183         12,261         1,120         75,040
Gap Inc                                    358         12,530         2,238         78,330
General Electric Co                      2,722        226,266        12,891      1,071,564
General Instrument Corp+                   200          5,475           900         24,638
General Mills Inc                          203         11,165         1,215         66,825
Gillette Co                                824         52,530         3,440        219,300
Grace (W R) & Co                           139          9,122           783         51,384
Green Tree Financial Inc                   200          6,950         1,100         38,225
HFS Inc                                  1,400         83,825         1,200         71,850
Halliburton Co                             275         14,472           868         45,679
Harcourt General Inc                       186          8,905           580         27,768
Harland (John H) Co                         53          1,332           276          6,935
Harrah's Entertainment Inc+                154          2,926           822         15,618
Heinz (H J) Co                             474         14,931         2,819         88,799
Hercules Inc                               188          9,353           853         42,437
Hershey Foods Corp                         229         19,952           623         54,279
Hewlett Packard Co                       1,772         77,525         7,900        345,625
Hilton Hotels Corp                         134         14,321           356         38,048
Home Depot Inc                             935         49,672         3,677        195,341
Homestake Mining Co                        166          2,739           980         16,170
Illinois Tool Works Inc                    174         12,028           965         66,706
Intel Corp                               1,416        113,015         6,402        510,960
International Flavors & Fragrances         171          7,353           863         37,109
Interpublic Group Cos Inc                   82          3,711           576         26,064

---------------------------
 28

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      3,502   $    120,819         2,595   $    89,528         4,281   $    147,695
      1,427         54,583         1,060        40,545         1,588         60,741
     11,104        632,928         8,273       471,561        19,173      1,092,861
      1,918         84,152         1,426        62,566         3,604        158,126
      9,185        754,318         6,838       561,571        15,466      1,270,145
      2,754        158,699         2,121       122,223         5,191        299,131
      3,797         73,092         2,607        50,185         7,080        136,290
      5,590        405,275         4,207       305,008         9,709        703,903
      1,132         34,385           859        26,092         2,022         61,418
      3,679        308,116         2,772       232,155         6,219        520,841
      2,312         47,107         1,897        38,651         4,510         91,891
      2,289        147,068         1,784       114,622         3,920        251,860
      3,603        281,034         2,691       209,898         6,179        481,962
      1,326         84,864         1,063        68,032         2,588        165,632
        729         31,438           573        24,711         1,241         53,518
         52          1,463            38         1,069           236          6,638
      3,218         94,529         2,492        73,203         6,352        186,590
     15,867        624,763        11,961       470,964        27,301      1,074,977
      2,312        154,904         1,728       115,776         3,841        257,347
      4,676        163,660         3,642       127,470         7,964        278,740
     27,137      2,255,763        20,376     1,693,755        45,772      3,804,798
      2,100         57,488         1,400        38,325         3,900        106,763
      2,611        143,605         1,947       107,085         4,951        272,305
      7,222        460,403         5,404       344,505        12,376        788,970
      1,572        103,163         1,239        81,309         3,038        199,369
      2,300         79,925         1,700        59,075         4,300        149,425
      2,000        119,750         1,400        83,825         2,800        167,650
      1,925        101,303         1,468        77,254         2,263        119,090
      1,208         57,833           892        42,705         1,427         68,318
        614         15,427           405        10,176           604         15,176
      1,748         33,212         1,390        26,410         3,210         60,990
      5,978        188,307         4,493       141,530        10,205        321,458
      1,810         90,048         1,338        66,566         3,493        173,777
      1,275        111,084           990        86,254         1,523        132,691
     16,628        727,475        12,524       547,925        28,632      1,252,650
        825         88,172           563        60,171           905         96,722
      7,745        411,453         5,813       308,816        13,557        720,216
      2,576         42,504         1,866        30,789         4,615         76,148
      1,971        136,245         1,464       101,199         3,588        248,021
     13,370      1,067,093        10,026       800,200        22,658      1,808,392
      1,865         80,195         1,363        58,609         3,437        147,791
      1,277         57,784           980        44,345         2,406        108,872

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Johnson & Johnson                        2,226   $    109,631        10,272   $    505,896
Kellogg Co                                 369         24,908         1,627        109,823
Kimberly-Clark Corp                        531         41,617         2,222        174,149
Kroger Co+                                 165          6,992           908         38,477
Lilly (Eli) & Co                           876         50,151         4,230        242,168
MBNA Corp                                  277          8,414         1,711         51,972
MGIC Investment Corp                       400         25,350           500         31,688
Marsh & McLennan Companies Inc              80          7,440           599         55,707
Marriott International                     123          6,750         1,013         55,588
Mattel Inc                                 308          8,124         2,103         55,467
McDonald's Corp                          1,190         55,186         5,384        249,683
McGraw-Hill Inc                             72          2,952           716         29,356
Medtronic Inc                              400         20,800         1,784         92,768
Merck & Co Inc                           1,972        129,413         9,503        623,634
Meredith Corp                               50          2,150           198          8,514
Microsoft Corp+                            959        117,478         4,642        568,645
Micron Electronics Inc+                     --             --           100          1,588
Millipore Corp                              50          1,913           294         11,246
Minnesota Mining & Manufacturing Co         767        52,731         3,260        224,125
Monsanto Co                                915         29,394         4,500        144,563
Newell Co                                  202          6,287         1,215         37,817
Newmont Mining Corp                        124          6,557           718         37,964
Nike Inc Class B                           260         28,080         1,100        118,800
Northern Telecom Ltd                       440         21,945         1,997         99,600
Oracle Systems Corp+                     1,293         45,578         5,028        177,237
Oryx Energy Co+                            245          4,288           765         13,388
Owens Corning Fiberglass Corp               26            946           423         15,387
PPG Industries Inc                         348         17,183         1,481         73,124
Pacific Telesis Group                      664         21,497         3,264        105,672
Pall Corp                                   78          1,833           894         21,009
Pep Boys-Manny Moe & Jack                   57          1,910           503         16,851
Pepsico Inc                              2,598         74,693        12,126        348,623
Perkin-Elmer Corp                           27          1,401           324         16,808
Pfizer Inc                               1,070         75,970         4,932        350,172
Philip Morris Co Inc                     1,376        123,496         6,440        577,990
Pioneer Hi Bred International Inc          132          7,277           674         37,154
Placer Dome Inc                            292          7,008         1,799         43,176
Praxair Inc                                161          6,621         1,177         48,404
Procter & Gamble Co                      1,123         99,807         5,347        475,215
Quaker Oats Co                             136          4,471           974         32,020
Ralston-Purina Group                       151          9,438           818         51,125
Raychem Corp                               125          8,578           322         22,097
Rubbermaid Inc                             206          5,459         1,219         32,304
SBC Communication Inc                    1,002         46,718         4,756        221,749

---------------------------
 30

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
     21,770   $  1,072,173        16,362   $   805,829        37,324   $  1,838,207
      3,479        234,833         2,624       177,120         6,016        406,080
      4,581        359,036         3,461       271,256         7,850        615,244
      2,053         86,996         1,596        67,631         3,904        165,432
      8,950        512,388         6,790       388,728        15,502        887,490
      3,655        111,021         2,804        85,172         7,006        212,807
        700         44,363           600        38,025           800         50,700
      1,225        113,925           857        79,701         2,345        218,085
      2,041        112,000         1,542        84,617         3,795        208,251
      4,550        120,006         3,360        88,620         8,698        229,410
     11,418        529,510         8,594       398,547        19,655        911,501
      1,656         67,896         1,306        53,546         3,144        128,904
      3,838        199,576         2,832       147,264         6,408        333,216
     19,988      1,311,713        15,010       985,031        33,790      2,217,469
        460         19,780           344        14,792           868         37,324
      9,693      1,187,393         7,304       894,740        16,409      2,010,103
         --             --            --            --           300          4,763
        784         29,988           572        21,879         1,420         54,315
      6,826        469,288         5,112       351,450        11,771        809,256
      9,620        309,043         7,250       232,906        16,240        521,710
      2,687         83,633         2,039        63,464         4,956        154,256
      1,594         84,283         1,246        65,882         2,913        154,025
      2,344        253,152         1,750       189,000         2,784        300,672
      4,204        209,675         3,150       157,106         4,964        247,580
     10,703        377,281         8,011       282,388        18,506        652,337
      1,880         32,900         1,379        24,133         3,339         58,433
        910         33,101           631        22,953         1,575         57,291
      3,128        154,445         2,344       115,735         3,750        185,156
      6,935        224,521         5,231       169,354         8,385        271,464
      1,917         45,050         1,375        32,313         3,580         84,130
      1,077         36,080           798        26,733         1,181         39,564
     25,510        733,413        19,242       553,208        43,254      1,243,553
        686         35,586           534        27,701         1,376         71,380
     10,416        739,536         7,782       552,522        17,766      1,261,386
     13,539      1,215,125        10,208       916,168        22,851      2,050,877
      1,334         73,537         1,016        56,007         2,640        145,530
      3,946         94,704         2,947        70,728         7,466        179,184
      2,520        103,635         1,948        80,112         4,728        194,439
     11,214        996,644         8,427       748,950        18,880      1,677,960
      2,288         75,218         1,755        57,696         4,247        139,620
      1,744        109,000         1,290        80,625         3,292        205,750
        710         48,724           522        35,822         1,369         93,948
      2,570         68,105         1,886        49,979         4,916        130,274
      9,959        464,338         7,505       349,921        16,832        784,792

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
St Jude Medical Inc+                        48   $      1,722           578   $     20,736
Sara Lee Corp                              913         28,760         3,752        118,188
Schering-Plough Corp                       676         37,772         2,896        161,814
Schlumberger Ltd                           427         36,028         1,909        161,072
Seagate Technology Inc+                  1,318         63,264         1,100         52,800
Sears Roebuck & Co                         591         26,004         3,068        134,992
Shared Medical System Corp                  40          2,185           138          7,538
Shoney's Inc+                               97            885           170          1,551
Southwest Airlines Co                      175          4,003         1,139         26,055
Sprint Corp                                677         27,503         3,357        136,378
Stanley Works                              258          7,095           652         17,930
Sun Microsystems Inc+                      278         15,116         1,466         79,714
Sysco Corp                                 248          7,967         1,409         45,264
TJX Companies Inc                          178          5,696           650         20,800
Tele-Communication Inc Class A+          1,062         15,797         5,027         74,777
Tellabs Inc+                               100          6,338           700         44,363
3Com Corp+                               1,700         79,475         1,300         60,775
Time Warner Inc                            763         25,465         3,035        101,293
Tribune Co                                  68          4,888           438         31,481
Trinova Corp                                50          1,569           223          6,997
Tyco International Inc                     366         15,464         1,150         48,588
UST Inc                                    234          7,020         1,643         49,290
USAir Group Inc+                           129          2,306           451          8,062
Wal Mart Stores Inc                      3,702         98,103        17,778        471,117
Walgreen Co                                380         12,540         1,912         63,096
Warner Lambert Co                          518         30,821         2,098        124,831
Wells Fargo & Co                           152         37,810           759        188,801
Westinghouse Electric Corp                 594          9,727         3,318         54,332
Whitman Corp                                60          1,343           801         17,922
Winn-Dixie Stores Inc                      160          5,500         1,200         41,250
WorldCom Inc+                              616         12,936         2,960         62,160
Wrigley (Wm) Jr Co                         179          9,688           895         48,442
Xerox Corp                                 571         31,334         2,453        134,608
                                                 ------------                 ------------
      TOTAL LARGE CAP GROWTH STOCKS
                            - VALUE              $  4,317,587                 $ 19,204,144
                            -  COST              $  3,627,929                 $ 16,309,053
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                                   3.24%                       14.19%
AMR Corp+                                  183   $     15,006           678   $     55,596
Advanced Micro Devices+                    344          4,386         1,083         13,808
Aetna Inc                                  318         21,028         1,239         81,929
Ahmanson (H F) & Co                        180          4,545           898         22,675
Air Products & Chemicals Inc               175          9,581           868         47,523

---------------------------
 32

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,225   $     43,947           910   $    32,646         2,200   $     78,925
      7,887        248,441         5,933       186,890        13,305        419,108
      5,962        333,127         4,530       253,114        10,206        570,260
      3,972        335,138         2,997       252,872         6,657        561,684
      2,137        102,576         1,542        74,016         2,479        118,992
      6,430        282,920         4,771       209,924        10,842        477,048
        362         19,774           258        14,093           694         37,910
        751          6,853           396         3,614         1,304         11,899
      2,471         56,524         1,873        42,845         4,564        104,402
      6,474        263,006         5,386       218,806        10,662        433,144
      1,468         40,370         1,072        29,480         1,760         48,400
      2,944        160,080         2,218       120,604         5,078        276,116
      2,974         95,540         2,353        75,590         5,766        185,233
      1,205         38,560           872        27,904         1,440         46,080
     10,691        159,029         8,227       122,377        12,757        189,760
      1,500         95,063         1,100        69,713         2,800        177,450
      2,700        126,225         2,000        93,500         5,200        243,100
      6,446        215,135         4,854       162,002        10,812        360,851
        994         71,444           729        52,397         1,872        134,550
        544         17,068           429        13,460           890         27,924
      2,526        106,724         1,896        80,106         2,982        125,990
      3,331         99,930         2,586        77,580         5,844        175,320
      1,151         20,574           820        14,658         1,987         35,518
     37,346        989,669        28,134       745,551        63,192      1,674,588
      4,002        132,066         3,058       100,914         7,472        246,576
      4,392        261,324         3,298       196,231         7,440        442,680
      1,574        391,533         1,205       299,744         2,645        657,944
      6,778        110,990         5,152        84,364        12,825        210,009
      1,767         39,537         1,378        30,833         3,261         72,965
      2,542         87,381         1,966        67,581         4,798        164,931
      6,316        132,636         2,686        56,406        11,820        248,220
      1,952        105,652         1,427        77,236         3,637        196,853
      5,245        287,819         3,981       218,457         6,310        346,261
              ------------                 -----------                 ------------
              $ 40,418,658                 $30,384,702                 $ 68,252,903
              $ 33,826,070                 $24,600,517                 $ 58,193,689
                    20.17%                      23.81%                       25.30%
      1,355   $    111,110         1,088   $    89,216         1,788   $    146,616
      2,395         30,536         1,706        21,752         2,533         32,296
      2,599        171,859         1,902       125,770         4,147        274,220
      1,932         48,783         1,481        37,395         2,432         61,408
      1,900        104,025         1,367        74,843         2,264        123,954

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Alberto-Culver Co Class B                   48   $      1,986           222   $      9,185
Alcan Aluminium Ltd                        368         11,546         1,829         57,385
Alexander & Alexander Services               1             16           323          5,087
Allegheny Teledyne Inc+                  1,006         20,372         1,460         29,565
Allied Signal Inc                          499         30,813         2,226        137,456
Allstate Corp                              704         31,416         3,480        155,295
Alltel Corp                                371         10,481         1,550         43,788
Aluminum Co of America                     260         16,153         1,348         83,745
Amerada Hess Corp                          138          7,021           782         39,784
Amdahl Corp+                               327          3,250         1,045         10,385
American Brands Inc                        303         12,309         1,441         58,541
American Electric Power Inc                348         14,442         1,462         60,673
American Express Corp                      841         36,794         3,814        166,863
American General Corp                      350         12,775         1,685         61,503
American Greetings Corp Class A            180          4,635           601         15,476
American Stores Co                         275         11,309         1,141         46,924
AMP Inc                                    230          8,798         1,760         67,320
Amoco Corp                                 844         58,236         3,939        271,791
Aon Corp                                   190          9,595           860         43,430
Apple Computer Inc                         180          4,365           998         24,202
Applied Materials Inc+                     200          4,850         1,440         34,920
Archer-Daniels-Midland Co                  904         16,047         4,356         77,327
Armstrong World Industries Inc              90          5,569           313         19,367
ASARCO Inc                                 123          3,183           321          8,306
Ashland Inc                                156          5,792           502         18,637
Atlantic Richfield Corp                    305         35,609         1,320        154,110
Baker Hughes Inc                           271          8,198         1,088         32,912
Ball Corp                                   52          1,229           275          6,497
Baltimore Gas & Electric Co                281          7,306         1,172         30,472
Banc One Corp                              750         28,781         3,578        137,306
Bank of Boston Corp                        300         15,825         1,193         62,931
Bank of New York Inc                       678         18,899         3,120         86,970
BankAmerica Corp                           621         48,128         2,898        224,595
Bankers Trust N Y Corp                      90          6,998           585         45,484
Bard (C R) Inc                              41          1,271           462         14,322
Barnett Banks Inc                          145          9,516           715         46,922
Battle Mountain Gold Co                    378          3,213           790          6,715
Bausch & Lomb Inc                           54          1,789           500         16,563
Baxter International Inc                   409         18,252         2,144         95,676
Bell Atlantic Corp                         689         38,756         3,438        193,388
BellSouth Corp                           1,688         61,190         7,878        285,578
Bemis Co Inc                                40          1,195           461         13,772
Beneficial Corp                            142          8,005           463         26,102
Bethlehem Steel Corp+                      362          3,711           956          9,799

---------------------------
 34

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        510   $     21,101           334   $    13,819           581   $     24,039
      3,877        121,641         2,775        87,066         4,701        147,494
        881         13,876           551         8,678           872         13,734
      2,980         60,345         2,145        43,436         3,167         64,132
      4,821        297,697         3,490       215,508         6,059        374,143
      7,560        337,365         5,486       244,813         9,433        420,948
      3,238         91,474         2,323        65,625         3,938        111,249
      2,954        183,517         2,121       131,767         3,755        233,279
      1,545         78,602         1,133        57,641         1,883         95,798
      2,218         22,041         1,545        15,353         2,348         23,333
      3,021        122,728         2,176        88,400         3,885        157,828
      3,129        129,854         2,332        96,778         3,911        162,307
      8,189        358,269         5,989       262,019        10,625        464,844
      3,567        130,196         2,533        92,455         4,301        156,987
      1,347         34,685           979        25,209         1,575         40,556
      2,555        105,074         1,813        74,560         3,053        125,555
      3,706        141,755         2,648       101,286         4,659        178,207
      8,483        585,327         6,092       420,348        11,014        759,966
      1,860         93,930         1,325        66,913         2,350        118,675
      2,063         50,028         1,511        36,642         2,736         66,348
      3,082         74,739         2,232        54,126         3,830         92,878
      9,300        165,072         6,675       118,479        11,353        201,509
        634         39,229           477        29,514           698         43,189
        784         20,286           520        13,455           958         24,788
      1,102         40,912           772        28,661         1,371         50,898
      2,722        317,794         1,962       229,064         3,601        420,417
      2,392         72,358         1,782        53,906         2,982         90,206
        547         12,923           337         7,962           597         14,104
      2,493         64,818         1,877        48,802         2,979         77,454
      7,676        294,567         5,517       211,715         9,502        364,639
      2,674        141,054         1,896       100,014         3,777        199,237
      6,606        184,142         4,776       133,131         8,320        231,920
      6,234        483,135         4,502       348,905         8,115        628,913
      1,395        108,461         1,002        77,906         1,636        127,199
      1,013         31,403           690        21,390         1,788         55,428
      1,615        105,984         1,174        77,044         1,965        128,953
      1,345         11,433         1,295        11,008         2,845         24,183
        965         31,966           670        22,194         1,259         41,704
      4,651        207,551         3,393       151,413         5,737        256,014
      7,415        417,094         5,418       304,763         9,362        526,613
     16,882        611,973        12,278       445,078        21,672        785,610
        887         26,499           682        20,375         1,634         48,816
        895         50,456           630        35,516         1,058         59,645
      1,926         19,742         1,438        14,740         2,283         23,401

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Beverly Enterprises                        220   $      2,255           891   $      9,133
Biomet Inc+                                 77          1,203           944         14,750
Black & Decker Corp                        122          4,819           742         29,309
Boatmen's Bancshares Inc                   257         13,685         1,251         66,616
Boeing Co                                  546         49,413         2,726        246,703
Boise Cascade Corp                          67          2,261           414         13,973
Briggs & Stratton Corp                      50          2,175           249         10,832
Brown-Forman Corp Class B                   71          2,574           542         19,648
Browning-Ferris Industries Inc             388          9,894         1,674         42,687
Brunswick Corp                             142          3,000           762         16,097
Burlington Northern Santa Fe               239         19,120         1,250        100,000
Burlington Resources Inc                   227          9,676         1,044         44,501
CIGNA Corp                                 176         20,438           647         75,133
CSX Corp                                   318         16,099         1,654         83,734
Caliber System Inc                          93          1,616           316          5,491
Carolina Power & Light Co                  306         10,672         1,221         42,582
Case Corp                                   --             --           600         27,300
Caterpillar Inc                            307         21,145         1,541        106,136
Centex Corp                                 55          1,767           228          7,325
Central & South West Corp                  381         10,049         1,644         43,361
Champion International Corp                138          5,934           782         33,626
Charming Shoppes Inc+                      305          2,040           874          5,845
Chase Manhattan Bank                       711         52,881         3,419        254,288
Chevron Corp                             1,042         61,348         5,127        301,852
Chrysler Corp+                           1,290         37,571         5,948        173,236
Chubb Corp                                 258         11,449         1,346         59,729
Cincinnati Milacron Inc                     59          1,165           282          5,570
Cinergy Corp                               270          8,100         1,262         37,860
Circuit City Stores Inc                    143          4,505           812         25,578
Citicorp                                   777         64,685         3,880        323,010
Coastal Corp                               158          6,261           827         32,770
Columbia Gas System Inc+                   139          7,819           460         25,875
Columbia HCA Healthcare Corp               775         43,691         3,550        200,131
Comerica Inc                               189          9,214           910         44,363
Community Psychiatric Centers+             101            808           373          2,984
Compaq Computer Corp+                      342         19,366         2,124        120,272
Conrail Inc                                 90          6,131           585         39,853
Consolidated Edison Co                     385         10,058         1,872         48,906
Consolidated Freightways                   162          3,726           361          8,303
Consolidated Natural Gas Co                138          7,504           782         42,521
Cooper Industries Inc                      178          7,209           895         36,248
Cooper Tire & Rubber Co                    121          2,360           641         12,500
Coors (Adolph) Co Class B                   67          1,340           265          5,300
Crane Co                                    52          2,080           275         11,000

---------------------------
 36

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,850   $     18,963         1,245   $    12,761         2,040   $     20,910
      2,065         32,266         1,434        22,406         3,661         57,203
      1,457         57,552         1,043        41,199         1,792         70,784
      2,714        144,521         1,927       102,613         3,271        174,181
      5,907        534,584         4,252       384,806         7,712        697,936
        845         28,519           588        19,845         1,009         34,054
        472         20,532           357        15,530           527         22,925
      1,166         42,268           835        30,269         1,589         57,601
      3,633         92,642         2,639        67,295         4,455        113,603
      1,776         37,518         1,248        26,364         2,032         42,926
      2,547        203,760         1,862       148,960         3,223        257,840
      2,179         92,880         1,610        68,626         2,652        113,042
      1,342        155,840           967       112,293         1,457        169,194
      3,568        180,630         2,654       134,359         4,448        225,180
        740         12,858           487         8,462           718         12,475
      2,547         88,827         1,863        64,972         3,155        110,031
      1,200         54,600           900        40,950         1,400         63,700
      3,345        230,387         2,389       164,542         4,164        286,796
        552         17,733           343        11,019           558         17,926
      3,553         93,710         2,547        67,177         4,365        115,127
      1,647         70,821         1,133        48,719         2,112         90,816
      1,992         13,322         1,294         8,654         2,104         14,071
      7,434        552,904         5,381       400,212         9,664        718,760
     11,140        655,868         7,984       470,058        13,927        819,952
     12,722        370,528         9,216       268,416        15,922        463,728
      3,000        133,125         2,118        93,986         3,650        161,969
        605         11,949           463         9,144         1,127         22,258
      2,717         81,510         1,925        57,750         3,215         96,450
      1,701         53,582         1,165        36,698         1,965         61,898
      8,239        685,897         6,021       501,248        10,752        895,104
      1,790         70,929         1,303        51,631         2,173         86,105
        972         54,675           687        38,644         1,024         57,600
      7,643        430,874         5,465       308,089         9,484        534,661
      2,013         98,134         1,423        69,371         2,440        118,950
        806          6,448           512         4,096           724          5,792
      4,551        257,700         3,333       188,731         5,729        324,405
      1,297         88,358           997        67,921         1,641        111,793
      3,969        103,690         2,941        76,834         4,828        126,132
        810         18,630           573        13,179           838         19,274
      1,541         83,792         1,133        61,607         1,911        103,911
      1,831         74,156         1,324        53,622         2,276         92,178
      1,454         28,353         1,021        19,910         1,595         31,103
        741         14,820           455         9,100           760         15,200
        548         21,920           339        13,560           600         24,000

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                     ------------------------    -------------------------
                                       Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Cummins Engine Co Inc                       23   $        865           320   $     12,040
Cyprus Amax Minerals                       236          5,015           781         16,596
DSC Communications Corp+                   171          5,087           963         28,649
DTE Energy Co                              282          8,037         1,123         32,006
Dana Corp                                  148          4,440           816         24,480
Darden Restaurants Inc+                    203          1,624         1,315         10,520
Data General Corp+                          62            698           361          4,061
Dean Witter Discover & Co                  324         16,200         1,364         68,200
Deere & Co                                 478         19,001         2,063         82,004
Delta Air Lines Inc                        138          9,781           560         39,690
Digital Equipment Corp+                    267         10,313         1,184         45,732
Dillard Department Stores Inc Class A      173          5,882           866         29,444
Dominion Resources Inc                     320         11,960         1,360         50,830
Donnelley (R R) & Sons Co                  303          9,885         1,191         38,856
Dow Chemical Co                            382         30,465         2,016        160,776
Dow Jones & Co Inc                         150          5,869           818         32,004
Dresser Industries Inc                     357         10,353         1,421         41,209
Duke Power Co                              309         14,446         1,647         76,997
EG & G Inc                                 123          2,306           369          6,919
Eastern Enterprises                         37          1,355           185          6,776
Eastman Chemical Co                        120          6,705           638         35,648
Eaton Corp                                  83          4,596           577         31,951
Echlin Inc                                 153          4,667           500         15,250
Echo Bay Mines Ltd                         371          3,687         1,065         10,583
Edison International                       710         12,336         3,582         62,237
Enron Corp                                 336         13,482         1,994         80,009
Enserch Corp                               142          2,858           538         10,827
Entergy Corp                               379          9,617         1,764         44,762
Exxon Corp                               2,026        164,866         9,798        797,312
FMC Corp+                                   --             --           261         16,704
FPL Group Inc                              283         12,523         1,445         63,941
Federal Express Corp+                       48          3,594           494         36,988
Federal Home Loan Mortgage Corp            341         30,136         1,405        124,167
Federal National Mortgage Assoc          1,816         56,296         8,648        268,088
Federated Department Stores Inc+           400         13,850         1,600         55,400
Fifth Third Bancorp                        194         10,282           845         44,785
First Chicago NBD Corp                     534         22,762         2,473        105,412
First Union Corp                           513         32,768         2,254        143,974
Fleet Financial Group Inc                  405         16,909         2,133         89,053
Fleetwood Enterprises Inc                   30            833           252          6,993
Fleming Co Inc                             165          2,640           313          5,008
Ford Motor Co                            1,930         64,655         9,322        312,287
Fruit of the Loom Inc Class A+             114          3,164           650         18,038
GPU Inc                                    187          5,891           984         30,996

---------------------------
 38

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        657   $     24,720           518   $    19,490           853   $     32,094
      1,668         35,445         1,129        23,991         1,806         38,378
      1,960         58,310         1,457        43,346         2,433         72,382
      2,469         70,367         1,834        52,269         2,980         84,930
      1,712         51,360         1,278        38,340         2,149         64,470
      2,711         21,688         2,047        16,376         3,051         24,408
        695          7,819           462         5,198           711          7,999
      2,835        141,750         2,025       101,250         3,486        174,300
      4,488        178,398         3,259       129,545         5,409        215,008
        966         68,465           672        47,628         1,675        118,716
      2,558         98,803         1,872        72,306         3,196        123,446
      1,898         64,532         1,365        46,410         2,283         77,622
      3,021        112,910         2,219        82,935         3,770        140,904
      2,658         86,717         1,923        62,738         3,187        103,976
      4,269        340,453         3,062       244,195         5,501        438,705
      1,644         64,322         1,189        46,520         1,989         77,820
      3,074         89,146         2,216        64,264         3,753        108,837
      3,462        161,849         2,490       116,408         4,256        198,968
        885         16,594           615        11,531           964         18,075
        325         11,903           279        10,218           382         13,991
      1,327         74,146           964        53,864         1,786         99,793
      1,284         71,102           987        54,655         1,614         89,375
      1,065         32,483           774        23,607         1,156         35,258
      2,362         23,472         1,618        16,079         2,422         24,069
      7,604        132,120         5,494        95,458         9,504        165,132
      4,242        170,210         3,142       126,073         5,350        214,669
      1,271         25,579           899        18,092         1,413         28,437
      3,901         98,988         2,792        70,847         4,850        123,069
     21,094      1,716,524        15,326     1,247,153        26,475      2,154,403
        630         40,320           473        30,272         1,293         82,752
      3,079        136,246         2,309       102,173         3,871        171,292
        957         71,655           651        48,744         1,241         92,920
      3,044        269,014         2,193       193,806         3,724        329,109
     18,540        574,740        13,412       415,772        24,276        752,556
      3,500        121,188         2,600        90,025         4,100        141,963
      1,776         94,128         1,229        65,137         2,152        114,056
      5,419        230,985         3,927       167,388         6,689        285,119
      4,854        310,049         3,551       226,820         5,921        378,204
      4,438        185,287         3,236       135,103         5,540        231,295
        616         17,094           464        12,876         1,083         30,053
        708         11,328           482         7,712           699         11,184
     19,943        668,091        14,497       485,650        26,059        872,977
      1,354         37,574           944        26,196         1,580         43,845
      2,057         64,796         1,468        46,242         2,544         80,136

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
General Dynamics Corp                       61   $      3,912           507   $     32,511
General Motors Corp                      1,280         63,680         6,036        300,291
General Re Corp                             97         14,053           642         93,010
General Signal Corp                        133          5,337           355         14,244
Genuine Parts Co                           218          9,347         1,008         43,218
Georgia-Pacific Corp                       133          9,892           676         50,278
Giant Food Inc Class A                     154          5,178           501         16,846
Giddings & Lewis Inc                        60            780           283          3,679
Golden West Financial                       62          3,441           508         28,194
Goodrich (B F) Co                           90          3,375           436         16,350
Goodyear Tire & Rubber Co                  290         13,231         1,181         53,883
Grainger (W W) Inc                          39          2,633           360         24,300
Great Atlantic & Pacific Tea Co             67          1,792           315          8,426
Great Lakes Chemical Corp                   75          4,313           544         31,280
Great Western Financial Corp               257          6,361         1,050         25,988
Harnischfeger Industries Inc               108          4,077           419         15,817
Harris Corp                                 95          5,843           317         19,496
Hasbro Inc                                 129          4,741           724         26,607
Helmerich & Payne Inc                       43          1,699           242          9,559
Honeywell Inc                              229         13,311         1,046         60,799
Household International Inc                141         11,174           785         62,211
Houston Industries Inc                     458          9,962         2,092         45,501
Humana Inc+                                300          5,625         1,300         24,375
ITT Hartford Group Inc+                    181          9,548           896         47,264
ITT Industries Inc                         181          4,140           896         20,496
ITT Corp+                                  181          9,638           896         47,712
Inco Ltd                                   179          5,773           897         28,928
Ingersoll-Rand Co                          160          6,840           853         36,466
Inland Steel Industries Inc                 97          1,673           346          5,969
Intergraph Corp+                           104            949           402          3,668
International Business Machines
 Corp                                      869         99,392         4,284        489,983
International Paper Co                     509         20,360         2,345         93,800
James River Corp                           118          3,068           689         17,914
Jefferson-Pilot Corp                       104          5,343           537         27,588
Johnson Controls Inc                        96          6,768           319         22,490
Jostens Inc                                  5             93           301          5,606
K Mart Corp                                784          7,840         3,812         38,120
Kaufman & Broad Home Corp                   57            698           330          4,043
Kerr-McGee Corp                             41          2,352           362         20,770
KeyCorp                                    423         16,973         1,834         73,589
King World Productions+                    100          3,525           312         10,998
Knight-Ridder Inc                          190          6,413           732         24,705
LSI Logic Corp+                            272          5,950         1,060         23,188
Laidlaw Inc Class B                        481          4,630         2,492         23,986

---------------------------
 40

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,107   $     70,986           809   $    51,877         1,339   $     85,863
     12,887        641,128         9,268       461,083        16,092        800,577
      1,332        192,974         1,020       147,773         1,764        255,560
        863         34,628           593        23,794           901         36,153
      2,103         90,166         1,488        63,798         2,620        112,333
      1,507        112,083         1,123        83,523         1,893        140,792
        996         33,491           740        24,883         1,185         39,846
        673          8,749           464         6,032           627          8,151
      1,008         55,944           691        38,351         1,195         66,323
        928         34,800           662        24,825         1,040         39,000
      2,632        120,085         1,872        85,410         3,161        144,221
        866         58,455           676        45,630         1,547        104,423
        641         17,147           505        13,509           778         20,812
      1,112         63,940           839        48,243         1,423         81,823
      2,314         57,272         1,741        43,090         2,803         69,374
        794         29,974           537        20,272         1,460         55,115
        644         39,606           509        31,304           714         43,911
      1,526         56,081         1,064        39,102         1,826         67,106
        467         18,447           315        12,443           508         20,066
      2,179        126,654         1,515        88,059         2,669        155,136
      1,680        133,140         1,162        92,089         2,124        168,327
      4,460         97,005         3,282        71,384         5,522        120,104
      2,800         52,500         2,000        37,500         5,100         95,625
      2,034        107,294         1,430        75,433         2,434        128,394
      2,034         46,528         1,430        32,711         2,534         57,965
      2,034        108,311         1,430        76,148         2,434        129,611
      2,030         65,468         1,433        46,214         2,430         78,368
      1,887         80,669         1,330        56,858         2,175         92,981
        906         15,629           642        11,075           982         16,940
        922          8,413           611         5,575           937          8,550
      9,279      1,061,286         6,643       759,793        11,638      1,331,096
      5,030        201,200         3,694       147,760         6,252        250,080
      1,447         37,622         1,013        26,338         1,823         47,398
      1,232         63,294           858        44,080         1,504         77,268
        746         52,593           516        36,378           821         57,881
        685         12,758           457         8,512         1,184         22,052
      8,199         81,990         5,881        58,810         9,712         97,120
        644          7,889           443         5,427           764          9,359
        868         49,802           579        33,220         1,081         62,022
      3,990        160,099         2,895       116,162         4,930        197,816
        608         21,432           476        16,779           698         24,605
      1,650         55,688         1,174        39,623         2,006         67,703
      2,242         49,044         1,612        35,263         4,120         90,125
      5,361         51,600         3,702        35,632         5,980         57,558

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Limited Inc                                416   $      7,696         2,110   $     39,035
Lincoln National Corp                      140          6,195           860         38,055
Liz Claiborne Inc                           88          3,058           583         20,259
Lockheed Martin Corp                       302         25,406         1,608        135,273
Loews Corp                                 200         14,950           900         67,275
Longs Drug Stores Corp                      37          1,480           185          7,400
Louisiana Land & Exploration Co             83          4,721           281         15,982
Louisiana-Pacific Corp                     268          5,829           862         18,749
Lowe's Co Inc                              200          7,225         1,413         51,045
Luby's Cafeterias Inc                       45          1,063           219          5,174
MCI Communications                       1,115         28,014         5,492        137,987
Mallinckrodt Group Inc                      84          3,402           580         23,490
Manor Care Inc                             159          5,466           505         17,359
Masco Corp                                 299          8,708         1,315         38,299
May Co Department Stores Co                435         19,793         1,945         88,498
Maytag Corp                                162          3,260           806         16,221
McDermott International Inc                144          2,988           465          9,649
McDonnell Douglas Corp                     364         18,246         1,798         90,125
Mead Corp                                   54          3,092           400         22,900
Mellon Bank Corp                           263         14,564         1,043         57,756
Melville Corp                              160          6,760           853         36,039
Mercantile Stores Co Inc                    90          4,748           263         13,873
Merrill Lynch & Co Inc                     308         18,865         1,366         83,668
Micron Technology Inc                      276          6,279         1,658         37,720
Mobil Corp                                 698         78,700         3,123        352,118
Moore Corp Ltd                             150          2,625           819         14,333
Morgan (J P) & Co Inc                      289         25,324         1,501        131,525
Morgan Stanley Group                       248         11,842         1,240         59,210
Morton International Inc                   282         10,469         1,171         43,473
Motorola Inc                               951         50,760         4,666        249,048
NACCO Industries Inc Class A                16            776            40          1,940
Nalco Chemical Co                           71          2,281           540         17,348
National City Corp                         373         14,034         1,740         65,468
National Semiconductor+                    210          3,859         1,103         20,268
National Service Industries Inc             37          1,406           359         13,642
NationsBank                                492         41,882         2,328        198,171
Navistar International Corp+               181          1,765           577          5,626
New York Times Co Class A                  162          5,063           729         22,781
Niagara Mohawk Power Corp                  475          3,919         1,191          9,826
NICOR Inc                                  142          4,455           364         11,421
NorAm Energy Corp                          364          5,324         1,058         15,473
Nordstrom Inc                              119          4,641           637         24,843
Norfolk Southern Corp                      242         20,177         1,008         84,042
Northern States Power Co                   167          7,619           538         24,546

---------------------------
 42

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      4,562   $     84,397         3,336   $    61,716         5,784   $    107,004
      1,798         79,562         1,261        55,799         2,243         99,253
      1,313         45,627           909        31,588         1,631         56,677
      3,331        280,220         2,454       206,443         4,084        343,567
      2,000        149,500         1,500       112,125         2,400        179,400
        349         13,960           284        11,360           375         15,000
        600         34,125           372        21,158           614         34,921
      1,933         42,043         1,357        29,515         2,109         45,871
      2,782        100,500         2,141        77,344         3,669        132,543
        480         11,340           269         6,355           421          9,946
     11,709        294,189         8,479       213,035        14,328        359,991
      1,257         50,909           895        36,248         1,693         68,567
      1,105         37,984           807        27,741         1,217         41,834
      2,681         78,084         1,994        58,075         3,307         96,316
      4,244        193,102         3,119       141,915         5,226        237,783
      1,817         36,567         1,335        26,867         2,267         45,623
      1,002         20,792           739        15,334         1,091         22,638
      3,760        188,470         2,746       137,643         4,668        233,984
        865         49,521           669        38,300         1,259         72,078
      2,352        130,242         1,651        91,424         2,763        153,001
      1,812         76,557         1,330        56,193         2,274         96,077
        632         33,338           477        25,162           796         41,989
      2,949        180,626         2,133       130,646         3,595        220,194
      3,548         80,717         2,514        57,194         4,434        100,874
      6,677        752,832         4,888       551,122         8,657        976,077
      1,645         28,788         1,236        21,630         2,256         39,480
      3,212        281,452         2,318       203,115         3,994        349,974
      2,582        123,291         1,882        89,866         3,290        157,098
      2,506         93,035         1,829        67,902         3,000        111,375
     10,056        536,739         7,335       391,506        12,452        664,626
        154          7,469           151         7,324           165          8,003
      1,179         37,875           834        26,792         2,187         70,257
      3,513        132,177         2,761       103,883         4,632        174,279
      2,289         42,060         1,720        31,605         2,780         51,083
        785         29,830           574        21,812         1,115         42,370
      5,122        436,010         3,645       310,281         6,671        567,869
      1,434         13,982           955         9,311         1,552         15,132
      1,695         52,969         1,214        37,938         1,932         60,375
      2,451         20,221         1,867        15,403         2,802         23,117
        919         28,834           597        18,731           993         31,155
      2,384         34,866         1,630        23,839         2,380         34,808
      1,426         55,614           962        37,518         1,785         69,615
      2,141        178,506         1,571       130,982         2,673        222,861
      1,151         52,514           829        37,823         1,468         66,978

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Northrop Grumman Corp                      136   $      9,758           458   $     32,862
Norwest Corp                               608         22,876         2,936        110,467
Novell Inc+                                520          5,428         2,892         30,185
Nucor Corp                                 127          5,937           721         33,707
NYNEX Corp                                 752         32,430         3,453        148,911
Occidental Petroleum Corp                  586         13,625         2,569         59,729
Ohio Edison Co                             293          6,153         1,183         24,843
ONEOK Inc                                   47          1,287           220          6,023
Outboard Marine Corp                        35            586           184          3,082
PECO Energy Co                             363          8,531         1,725         40,538
PNC Bank Corp                              606         18,938         2,692         84,125
PP & L Resources Inc                       300          6,750         1,300         29,250
PACCAR Inc                                  93          4,208           315         14,254
Pacific Enterprises                         98          2,928           692         20,674
Pacific Gas & Electric Co                  673         15,227         3,298         74,617
PacifiCorp                                 494          9,942         2,327         46,831
Panenergy Corp                             224          7,420         1,177         38,988
Parker Hannifin Corp                       102          3,978           587         22,893
Penney (J C) Co Inc                        388         20,516         1,774         93,800
Pennzoil Co                                130          6,939           353         18,841
Peoples Energy Corp                         61          2,074           284          9,656
Pharmacia and Upjohn Inc+                  765         32,130         4,047        169,974
Phelps Dodge Corp                           74          4,477           545         32,973
Phillips Petroleum Co                      458         18,549         2,038         82,539
Pitney Bowes Inc                           202          9,747         1,215         58,624
Polaroid Corp                               32          1,356           354         15,001
Potlatch Corp                               76          2,860           224          8,428
Price/Costco Inc+                          356          7,076         1,512         30,051
Providian Corp                             151          6,248           719         29,749
Public Services Enterprise Group           429         11,637         1,964         53,274
Pulte Corp                                  48          1,194           222          5,522
Raytheon Co                                424         21,836         1,900         97,850
Reebok International Ltd                    95          3,420           538         19,368
Republic New York Corp                     100          6,613           400         26,450
Reynolds Metals Co                         156          8,346           503         26,911
Rite Aid Corp                              104          3,315           648         20,655
Rockwell International Corp                361         18,772         1,723         89,596
Rohm & Haas Co                              69          4,313           539         33,688
Rowan Co Inc+                              172          2,645           692         10,640
Russell Corp                                73          2,336           320         10,240
Ryan's Family Steak House+                 119            997           516          4,322
Ryder System Inc                           186          5,278           581         16,486
SAFECO Corp                                220          7,288         1,012         33,523
Safety-Kleen Corp                          126          2,174           498          8,591

---------------------------
 44

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        868   $     62,279           669   $    48,001         1,058   $     75,912
      6,148        231,319         4,509       169,651         7,816        294,077
      6,208         64,796         4,486        46,823         7,787         81,277
      1,496         69,938         1,055        49,321         1,826         85,366
      7,410        319,556         5,362       231,236         9,632        415,380
      5,465        127,061         3,931        91,396         6,562        152,567
      2,641         55,461         1,878        39,438         3,273         68,733
        506         13,852           305         8,349           520         14,235
        424          7,102           224         3,752           348          5,829
      3,742         87,937         2,709        63,662         4,578        107,583
      5,814        181,688         4,177       130,531         7,100        221,875
      2,700         60,750         2,000        45,000         3,400         76,500
        642         29,051           507        22,942           712         32,218
      1,406         42,004         1,023        30,562         1,874         55,986
      7,110        160,864         5,084       115,026         8,778        198,602
      4,948         99,579         3,682        74,100         6,157        123,910
      2,592         85,860         1,825        60,453         3,261        108,021
      1,313         51,207           952        37,128         1,634         63,726
      3,797        200,766         2,745       145,142         4,642        245,446
        837         44,675           584        31,171           984         52,521
        584         19,856           477        16,218           736         25,024
      8,666        363,972         6,295       264,390        10,829        454,818
      1,114         67,397           838        50,699         1,416         85,668
      4,490        181,845         3,248       131,544         5,492        222,426
      2,578        124,389         1,843        88,925         3,228        155,751
        813         34,451           543        23,010           997         42,248
        546         20,543           331        12,454           568         21,371
      3,369         66,959         2,391        47,521         4,118         81,845
      1,618         66,945         1,184        48,988         1,987         82,212
      4,205        114,061         3,004        81,484         5,054        137,090
        498         12,388           321         7,985           533         13,258
      4,042        208,163         2,902       149,453         5,032        259,148
      1,230         44,280           919        33,084         1,564         56,304
        900         59,513           700        46,288         1,200         79,350
      1,102         58,957           786        42,051         1,319         70,567
      1,471         46,888         1,039        33,118         1,798         57,311
      3,711        192,972         2,631       136,812         4,554        236,808
      1,173         73,313           832        52,000         1,370         85,625
      1,458         22,417         1,145        17,604         1,696         26,076
        656         20,992           516        16,512           902         28,864
      1,012          8,476           679         5,687         1,039          8,702
      1,389         39,413           997        28,290         1,573         44,634
      2,116         70,093         1,578        52,271         2,680         88,775
        943         16,267           710        12,248         1,226         21,149

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
St Paul Co Inc                             123   $      6,365           643   $     33,275
Salomon Inc                                169          7,605           836         37,620
Santa Fe Energy Resources Inc+             283          3,325           728          8,554
Santa Fe Pacific Gold Corp                 228          2,964         1,056         13,728
Scientific-Atlanta Inc                      82          1,107           677          9,140
Seagram Co Ltd                             628         20,803         3,005         99,541
Service Corp International                 224         12,628           919         51,809
Sherwin Williams Co                        127          5,556           646         28,263
Sigma-Aldrich Corp                          62          3,271           362         19,096
Silicon Graphics Inc+                      227          5,278         1,270         29,528
Snap-On Inc                                 24          1,095           322         14,691
Sonat Inc                                  128          5,648           723         31,902
Southern Co                              1,136         25,702         5,322        120,410
Springs Industries Inc Class A              31          1,399           180          8,123
Stone Container Corp+                      233          3,233           826         11,461
Stride Rite Corp                           113            961           410          3,485
Sun Co Inc                                 162          3,827           555         13,112
SunTrust Banks Inc                         380         14,583         1,812         69,536
Super Value Inc                            176          4,950           547         15,384
TRW Inc                                     63          5,828           534         49,395
Tandem Computers Inc+                      175          1,838           993         10,427
Tandy Corp                                  61          2,692           507         22,371
Tektronix Inc                               78          3,023           276         10,695
Temple-Inland Inc                           47          2,321           394         19,454
Tenet Healthcare Corp+                     416          8,736         1,716         36,036
Tenneco Inc                                321         15,970         1,364         67,859
Texaco Inc                                 454         40,293         2,138        189,748
Texas Instruments Inc                      272         12,716         1,458         68,162
Texas Utilities Co                         370         15,170         1,757         72,037
Textron Inc                                130         11,099           674         57,543
Thomas & Betts Corp                         66          2,426           364         13,377
Times Mirror Co Class A                    148          6,420           840         36,435
Timken Co                                   79          3,002           277         10,526
Torchmark Corp                              78          3,315           548         23,290
Toys R Us Inc+                             509         15,016         2,161         63,750
Transamerica Corp                           74          5,041           545         37,128
Travelers Inc                              825         35,784         3,756        162,917
Tupperware Corp+                            61          2,669           506         22,138
USX -- Marathon Group                      502         10,479         2,259         47,157
UNUM Corp                                   83          5,271           577         36,640
USF & G Corp                               224          3,612           920         14,835
USX -- US Steel Group                      182          5,005           678         18,645
Unicom Corp                                349          8,027         1,687         38,801
Union Camp Corp                             72          3,492           543         26,336

---------------------------
 46

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,443   $     74,675         1,046   $    54,131         1,796   $     92,943
      1,807         81,315         1,333        59,985         2,258        101,610
      1,555         18,271         1,175        13,806         1,790         21,033
      2,189         28,457         1,688        21,944         2,726         35,438
      1,268         17,118           955        12,893         1,553         20,966
      6,355        210,509         4,605       152,541         7,918        262,284
      1,970        111,059         1,452        81,857         2,531        142,685
      1,467         64,181         1,085        47,469         1,719         75,206
        867         45,734           596        31,439         1,571         82,870
      2,761         64,193         2,051        47,686         3,446         80,120
        710         32,394           522        23,816           868         39,603
      1,474         65,040         1,062        46,861         1,820         80,308
     11,450        259,056         8,264       186,973        13,903        314,555
        312         14,079           221         9,973           355         16,019
      1,833         25,433         1,268        17,594         2,046         28,388
        956          8,126           632         5,372           821          6,979
      1,325         31,303           919        21,711         1,591         37,587
      3,902        149,739         2,756       105,762         4,744        182,051
      1,212         34,088           843        23,709         1,307         36,759
      1,141        105,543           818        75,665         1,348        124,690
      2,021         21,221         1,473        15,467         2,445         25,673
      1,033         45,581           706        31,152         1,343         59,260
        523         20,266           433        16,779         1,076         41,695
        952         47,005           650        32,094         1,234         60,929
      3,660         76,860         2,603        54,663         4,394         92,274
      2,978        148,156         2,126       105,769         3,632        180,692
      4,482        397,778         3,242       287,728         5,759        511,111
      3,270        152,873         2,354       110,050         4,014        187,655
      3,789        155,349         2,781       114,021         4,712        193,192
      1,406        120,037         1,010        86,229         1,827        155,980
        690         25,358           450        16,538           818         30,062
      1,771         76,817         1,321        57,298         2,365        102,582
        575         21,850           435        16,530           580         22,040
      1,220         51,850           851        36,168         1,460         62,050
      4,693        138,444         3,367        99,327         5,670        167,265
      1,114         75,891           840        57,225         1,493        101,711
      8,089        350,860         5,831       252,920        10,413        451,664
      1,033         45,194           796        34,825         1,250         54,688
      4,889        102,058         3,529        73,668         6,116        127,672
      1,254         79,629           888        56,388         1,588        100,838
      2,131         34,362         1,453        23,430         2,207         35,588
      1,479         40,673         1,085        29,838         1,784         49,060
      3,621         83,283         2,657        61,111         4,452        102,396
      1,187         57,570           841        40,789         1,594         77,309

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Union Carbide Corp                         190   $      8,218         1,079   $     46,667
Union Electric Co                          154          5,756           822         30,722
Union Pacific Corp                         309         22,518         1,647        120,025
Unisys Corp+                               523          3,073         1,514          8,895
United Healthcare Corp                     339         13,094         1,453         56,122
U.S. Bancorp                               310         11,858         1,259         48,157
United States Surgical                     149          5,439           496         18,104
U.S. West Inc                              744         21,948         3,791        111,835
U.S. West Media Group+                     844         15,298         3,791         68,712
United Technologies Corp                   223         25,143           939        105,872
Unocal Corp                                423         14,488         2,009         68,808
U.S. Life Corp                              60          1,755           307          8,980
VF Corp                                     63          3,701           509         29,904
Varity Corp+                                27          1,357           325         16,331
Viacom Inc Class B+                        572         18,018         2,951         92,957
WMX Technologies Inc                       822         25,996         3,961        125,267
Wachovia Corp                              325         14,869         1,365         62,449
Wendy's International Inc                  255          5,164           974         19,724
Western Atlas Inc+                         132          8,019           456         27,702
Westvaco Corp                              152          4,351           857         24,532
Weyerhaeuser Co                            310         13,834         1,623         72,426
Whirlpool Corp                              80          3,920           601         29,449
Willamette Industries Inc                  107          6,607           470         29,023
Williams Co Inc                            157          7,830           823         41,047
Woolworth Corp+                            231          4,909         1,049         22,291
Worthington Industries Inc                 233          4,718           777         15,734
Yellow Corp+                                49            655           223          2,983
                                                 ------------                 ------------
       TOTAL LARGE CAP VALUE STOCKS
                            - VALUE              $  3,930,646                 $ 18,752,621
                            -  COST              $  3,458,194                 $ 17,536,179
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                   3.79%                        2.96%
ADC Telecommunication+                     786   $     44,606           680   $     38,590
APAC Teleservices Inc+                     100          4,425           200          8,850
AVX Corp                                   300          5,625           200          3,750
Adaptec Inc+                               700         34,913           600         29,925
Adobe Systems Inc                          819         28,563           810         28,249
Adtran Inc+                                100          6,300           100          6,300
Airgas Inc+                                400          9,000           400          9,000
Altera Corp+                               560         24,640           460         20,240
America Online Inc                         600         18,150           500         15,125
American Oncology Resources Inc+            --             --           200          2,025
American Power Conversion+               1,000         13,750           780         10,725

---------------------------
 48

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      2,229   $     96,404         1,670   $    72,228         2,961   $    128,063
      1,751         65,444         1,296        48,438         2,205         82,412
      3,532        257,395         2,491       181,532         4,266        310,885
      3,233         18,994         2,177        12,790         3,485         20,474
      3,055        117,999         2,223        85,863         3,930        151,796
      2,741        104,843         1,962        75,047         3,347        128,023
      1,063         38,800           757        27,631         1,319         48,144
      8,105        239,098         5,842       172,339         9,892        291,814
      8,005        145,091         5,842       105,886         9,992        181,105
      2,069        233,280         1,493       168,336         2,431        274,095
      4,165        142,651         3,095       106,004         5,157        176,627
        637         18,632           396        11,583           683         19,978
      1,036         60,865           813        47,764         1,449         85,129
        712         35,778           535        26,884           873         43,868
      6,260        197,190         4,600       144,900         7,757        244,346
      8,403        265,745         6,058       191,584        10,196        322,449
      2,862        130,937         2,128        97,356         3,540        161,955
      2,251         45,583         1,543        31,246         2,608         52,812
        889         54,007           623        37,847           996         60,507
      1,714         49,063         1,293        37,012         2,049         58,653
      3,332        148,691         2,416       107,814         4,260        190,103
      1,273         62,377           885        43,365         1,644         80,556
        943         58,230           718        44,337         1,085         66,999
      1,777         88,628         1,320        65,835         2,059        102,693
      2,293         48,726         1,689        35,891         2,796         59,415
      1,639         33,190         1,174        23,774         1,749         35,417
        585          7,824           299         3,999           437          5,845
              ------------                 -----------                 ------------
              $ 40,204,992                 $29,096,910                 $ 50,453,500
              $ 36,290,038                 $26,257,265                 $ 46,549,630
                     4.07%                       4.33%                        4.60%
      1,448   $     82,174           908   $    51,529         1,760   $     99,880
        400         17,700            --            --           400         17,700
      1,300         24,375           300         5,625           600         11,250
      1,200         59,850           900        44,888         1,400         69,825
      1,506         52,522           951        33,166         1,715         59,811
        200         12,600           100         6,300           300         18,900
        600         13,500           600        13,500         1,200         27,000
      1,018         44,792           648        28,512         1,140         50,160
      1,200         36,300           800        24,200         1,400         42,350
         --             --           200         2,025           400          4,050
      1,494         20,543         1,009        13,874         2,060         28,325

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Amphenol Corp Class A+                     200   $      3,925           200   $      3,925
Anadarko Petroleum Corp                    739         38,982           600         31,650
Analog Devices Inc+                      1,501         36,212         1,345         32,448
Apria Healthcare Group Inc+                500         12,625           500         12,625
Arrow International Inc+                    --             --           100          2,675
Ascend Communication Inc                 1,200         62,850         1,000         52,375
Atmel Corp+                                962         24,892           960         24,840
AutoZone Inc+                            1,800         49,050         1,500         40,875
BMC Software Inc+                          656         48,872           540         40,230
Bed Bath & Beyond Inc                      400          9,050           500         11,313
Belo (A H) Corp                            456         18,297           340         13,643
Betz Labs Inc                              396         19,454           340         16,703
Biogen Inc+                                459         32,015           380         26,505
Boise Cascade Office Products Corp+          --            --           100          2,100
Boston Chicken Inc+                        600         20,850           500         17,375
Broderbund Software Inc+                   200          6,025           200          6,025
C-Cube Microsystems Inc+                   100          3,825           100          3,825
Cadence Design System Inc+                 982         29,092         1,012         29,981
Calenergy Inc                              500         15,125           400         12,100
Callaway Golf Co                           596         19,668           580         19,140
Cardinal Health Inc                        641         47,033           540         39,623
Cascade Communications Corp+               600         40,875           400         27,250
Centocor Inc+                              946         32,046           740         25,068
Charter One Financial Inc                  600         22,838           500         19,031
Chiron Corp+                               896         17,584         1,092         21,431
Cintas Corp+                               510         27,668           300         16,275
Circus Circus Entertainment Inc+         1,229         41,786         1,130         38,420
Clear Channel Communications Inc+          200         16,475           200         16,475
Coleman Co Inc+                             --             --           200          3,375
Coltec Industries+                         600          9,000           400          6,000
Compuserve Corp+                            --             --           200          2,425
Consolidated Stores Corp+                  700         26,600           600         22,800
Corporate Express Inc+                     700         26,250           600         22,500
Corrections Corp of America+               800         25,800           800         25,800
Credit Acceptance Corp+                    200          4,450           200          4,450
Cytec Industries Inc+                      500         17,375           300         10,425
DST Systems Inc                            200          6,150           300          9,225
Danaher Corp                               600         24,900           380         15,770
Dell Computer Corp+                        810         54,371           560         37,590
Dentsply International Inc                 200          8,100           200          8,100
Dial Corp                                  136          1,564           680          7,820
Diamond Offshore Drilling Inc              300         15,300           300         15,300
Diebold Inc                                510         26,201           490         25,174
Dollar General Corp                        752         24,252           568         18,318

---------------------------
 50

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        300   $      5,888           200   $     3,925           500   $      9,813
      1,301         68,628           846        44,627         1,415         74,641
      2,579         62,218         1,696        40,916         2,997         72,303
        800         20,200           600        15,150         1,300         32,825
         --             --            --            --           200          5,350
      2,000        104,750         1,500        78,563         2,400        125,700
      1,866         48,283         1,288        33,327         2,026         52,423
      3,000         81,750         2,200        59,950         3,600         98,100
      1,066         79,417           776        57,812         1,240         92,380
        800         18,100           600        13,575         1,200         27,150
        714         28,649           544        21,828           840         33,705
        727         35,714           407        19,994           705         34,633
        791         55,172           561        39,130           945         65,914
        800         16,800            --            --           200          4,200
        700         24,325           500        17,375         1,100         38,225
        200          6,025           200         6,025           500         15,063
        300         11,475            --            --           300         11,475
      1,675         49,622         1,345        39,846         2,165         64,138
        900         27,225           600        18,150         1,000         30,250
      1,158         38,214           756        24,948         1,416         46,728
        709         52,023           554        40,650         1,119         82,107
      1,000         68,125           600        40,875         1,100         74,938
      1,381         46,781           866        29,336         1,820         61,653
      1,000         38,063           700        26,644         1,200         45,675
      2,424         47,571         1,300        25,513         2,052         40,271
        820         44,485           515        27,939           690         37,433
      2,122         72,148         1,562        53,108         2,495         84,830
        300         24,713           200        16,475           500         41,188
         --             --            --            --           200          3,375
        700         10,500           500         7,500         1,200         18,000
        400          4,850            --            --           400          4,850
      1,100         41,800           800        30,400         1,400         53,200
      1,300         48,750           900        33,750         1,400         52,500
      1,400         45,150         1,000        32,250         1,700         54,825
         --             --           200         4,450           500         11,125
        900         31,275           600        20,850           900         31,275
        400         12,300           300         9,225           500         15,375
        962         39,923           622        25,813           680         28,220
      1,374         92,230           834        55,982         1,370         91,961
        300         12,150           200         8,100           400         16,200
      1,641         18,872         1,228        14,122         2,908         33,442
        700         35,700           200        10,200           600         30,600
      1,006         51,683           661        33,959         1,037         53,276
      1,193         38,474           772        24,897         1,325         42,731

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Duracell International Inc                 800   $     36,100           700   $     31,588
Eckerd (Jack) Corp Del+                    800         19,600           700         17,150
Electronic Arts Inc+                       500         15,438           500         15,438
Electronics for Imaging Inc+               300         18,975           300         18,975
Enron Oil & Gas Co                       1,000         25,875           700         18,113
Equifax Inc                              2,210         56,355         1,900         48,450
Excel Communications Inc+                  400         10,200           300          7,650
Fastenal Co                                300         14,025           300         14,025
Federal Signal Corp                        498         11,267           490         11,086
First Usa Paymentech Inc                    --             --           100          3,775
First USA Inc                              800         42,400           700         37,100
FORE Systems Inc+                          400         14,200           400         14,200
Franklin Resources Inc+                    896         53,312           600         35,700
Freeport-McMoRan Inc+                      354         12,169           363         12,478
Fritz Companies Inc+                       200          2,975           200          2,975
Gartner Group Inc Class A                  600         18,750           500         15,625
Gateway 2000 Inc+                          200          8,913           100          4,456
General Nutrition Co Inc+                1,100         16,225         1,000         14,750
Genzyme Corp -- General Division+          526         12,558           420         10,028
Georgia Gulf Corp                          437         13,766           360         11,340
Glenayre Technologies Inc                  650         23,888           550         20,213
Global DirectMail Corp+                    200          9,050           200          9,050
Global Marine Inc+                       2,100         30,188         1,800         25,875
Grand Casinos Inc                          400          7,250           400          7,250
GTECH Holdings Corp+                       400         11,100           400         11,100
Guidant Corp+                              200         10,150           200         10,150
HBO & Co                                 1,000         54,625           800         43,700
Harley-Davidson Inc                      1,018         41,738           850         34,850
Healthsouth Corp+                        1,894         61,318         1,600         51,800
HealthCare Compare Corp+                   484         20,691           390         16,673
Health Management Associates Inc
 Class A                                 1,050         23,888         1,050         23,888
Healthsource Inc+                          600          9,000           600          9,000
ICN Pharmaceuticals Inc                    500         10,500           504         10,584
Idexx Laboratories Inc+                    400         15,500           400         15,500
Illinois Central Corp                      711         21,508           490         14,823
Imation Corp+                              576         13,608           316          7,466
Infinity Broadcasting Corp Class A+       1,050        28,744           850         23,269
Informix Corp+                           1,790         40,275         1,620         36,450
Input/Output Inc+                          500         17,688           500         17,688
Intuit Inc+                                400         14,600           400         14,600
Iomega Corp+                             1,200         18,600         1,200         18,600
IVAX Corp                                1,230         19,834         1,240         19,995
Jefferson Smurfit Corp+                    700          8,488           800          9,700
Jones Apparel Group Inc+                   200         11,075           200         11,075

---------------------------
 52

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,700   $     76,713         1,100   $    49,638         1,600   $     72,200
      1,400         34,300           800        19,600         1,600         39,200
      1,000         30,875           600        18,525         1,000         30,875
        500         31,625           400        25,300           600         37,950
      2,200         56,925         1,600        41,400         1,500         38,813
      3,642         92,871         2,672        68,136         4,240        108,120
         --             --            --            --           700         17,850
        400         18,700           400        18,700           800         37,400
        807         18,258           802        18,145         1,080         24,435
         --             --            --            --           200          7,550
      1,300         68,900           900        47,700         1,500         79,500
        600         21,300           400        14,200           800         28,400
      1,363         81,099           913        54,324         1,465         87,168
        684         23,513           359        12,341           678         23,306
        300          4,463            --            --           400          5,950
      1,000         31,250           600        18,750         1,200         37,500
      1,000         44,563           100         4,456           400         17,825
      2,100         30,975         1,400        20,650         2,200         32,450
        734         17,524           544        12,988           700         16,713
        745         23,468           465        14,648           640         20,160
      1,175         43,181           800        29,400         1,225         45,019
        300         13,575            --            --           300         13,575
      3,615         51,966         2,200        31,625         4,000         57,500
        700         12,688           500         9,063           900         16,313
        500         13,875           400        11,100         1,000         27,750
      1,000         50,750           200        10,150           400         20,300
      1,800         98,325         1,200        65,550         2,000        109,250
      1,759         72,119         1,244        51,004         1,990         81,590
      3,121        101,042         2,061        66,725         3,630        117,521
        816         34,884           496        21,204           865         36,979
      1,650         37,538         1,200        27,300         2,225         50,619
      1,300         19,500           800        12,000         1,400         21,000
        708         14,868           607        12,747         1,340         28,140
        800         31,000           600        23,250         1,000         38,750
      1,135         34,334           715        21,629         1,102         33,336
        702         16,585           531        12,545         1,317         31,114
      1,750         47,906         1,200        32,850         2,025         55,434
      3,118         70,155         2,138        48,105         3,580         80,550
      1,000         35,375           700        24,763         1,100         38,913
        800         29,200           500        18,250           800         29,200
      2,200         34,100         1,600        24,800         2,700         41,850
      2,323         37,458         1,663        26,816         2,495         40,232
      1,400         16,975           900        10,913         1,800         21,825
        300         16,613           200        11,075           500         27,688

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
K-III Communications Corp+                  --   $         --           200   $      2,200
Kohls Corp+                                786         29,868           420         15,960
Komag Inc+                                 600         12,750           500         10,625
LCI International Inc+                     300         10,613           300         10,613
La Quinta Inns Inc                         800         15,300           750         14,344
Laboratory Corp of America
 Holdings+                                 660          2,640           418          1,672
Lancaster Colony Corp                      338         12,295           260          9,458
Estee Lauder Co Class A                    200          8,600           200          8,600
Lear Corp+                                 600         23,025           300         11,513
Lexmark International Group Inc
 Class A+                                   --             --           200          3,575
LIN Television Corp+                       200          7,150           200          7,150
Linear Technology Corp                     986         33,524           820         27,880
Loctite Corp                               385         16,892           300         13,163
Lone Star Steakhouse & Saloon+             300          9,938           300          9,938
Lyondell Petrochemical                     876         19,929           580         13,195
MEMC Electronic Materials Inc+             300         10,575           300         10,575
MFS Communications Inc+                    900         38,138           677         28,688
Macromedia Inc+                            400          9,050           400          9,050
Manpower Inc                               900         32,063           700         24,938
Marvel Entertainment Group Inc              --             --           200          1,725
Maxim Integrated Products Inc              700         21,481           700         21,481
McAfee Associates Inc+                     300         17,888           300         17,888
McCormick & Co Inc+                        888         18,204           800         16,400
McLeod Inc Class A+                         --             --            --             --
Medaphis Corp+                             800         10,100           600          7,575
Mentor Graphics Corp+                      600          8,213           700          9,581
Mercury Financial Corp                   1,800         20,925         1,700         19,763
Microchip Technology Inc+                  400         14,675           400         14,675
Micro Warehouse Inc+                       300          8,063           300          8,063
Mid Atlantic Medical Services+             400          5,400           500          6,750
MobileMedia Corp+                          300          2,044           200          1,363
Money Store Inc                            400          9,600           400          9,600
Mylan Laboratories                       1,603         26,249         1,370         22,434
Nellcor Inc+                               800         20,600           600         15,450
Netscape Communications Corp+              200          7,075           200          7,075
Newmont Gold Co                            600         32,325           100          5,388
Nine West Group Inc+                       200         10,300           200         10,300
Noble Affiliates Inc                       538         21,587           330         13,241
Nordson Corp                               214         10,941           160          8,180
Northwest Airlines Corp Class A+           900         33,975           800         30,200
Novellus Systems Inc+                      200          7,550           200          7,550
Oakley Inc+                                300         12,300           300         12,300
Objective Systems Integrators Inc+          --             --           100          2,088
Office Depot Inc+                        1,538         24,416         1,450         23,019

---------------------------
 54

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,800   $     19,800            --   $        --           400   $      4,400
      1,304         49,552           808        30,704           758         28,804
      1,100         23,375           600        12,750         1,100         23,375
        600         21,225            --            --           700         24,763
      1,500         28,688           900        17,213         1,500         28,688
      1,043          4,172           684         2,736         1,337          5,348
        470         17,096           340        12,368           628         22,844
        800         34,400           200         8,600           400         17,200
        500         19,188           400        15,350         1,100         42,213
      1,000         17,875           300         5,363           500          8,938
        300         10,725           200         7,150           400         14,300
      1,700         57,800         1,110        37,740         1,950         66,300
        542         23,780           397        17,418           565         24,789
        700         23,188           500        16,563           700         23,188
      1,317         29,962           892        20,293           945         21,499
        400         14,100           400        14,100           700         24,675
      1,800         76,275           600        25,425         2,155         91,318
        700         15,838           500        11,313           900         20,363
      1,400         49,875           900        32,063         1,800         64,125
      1,400         12,075           200         1,725           600          5,175
      1,400         42,963           900        27,619         1,500         46,031
        600         35,775           450        26,831           700         41,738
      1,355         27,778         1,205        24,703         1,755         35,978
         --             --            --            --           800         23,100
      1,100         13,888           800        10,100         1,500         18,938
        852         11,662           600         8,213         1,600         21,900
      2,600         30,225         2,400        27,900         3,800         44,175
        400         14,675           500        18,344         1,000         36,688
        600         16,125           400        10,750           700         18,813
        700          9,450           500         6,750         1,300         17,550
        400          2,725           300         2,044           700          4,769
        700         16,800            --            --           800         19,200
      2,765         45,277         1,927        31,555         2,952         48,339
      1,300         33,475           350         9,013         1,600         41,200
      1,000         35,375           800        28,300           300         10,613
      1,300         70,038         1,000        53,875           300         16,163
        300         15,450           200        10,300           500         25,750
        873         35,029           558        22,390           820         32,903
        293         14,980           208        10,634           385         19,683
      1,500         56,625         1,100        41,525         2,100         79,275
        400         15,100           200         7,550           500         18,875
        600         24,600           400        16,400           600         24,600
         --             --            --            --           200          4,175
      2,442         38,767         1,967        31,226         2,980         47,308

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Olsten Corp                                691   $     19,262           525   $     14,634
Omnicare Inc                               600         14,700           600         14,700
Omnicom Group                              988         44,831           820         37,208
Omnipoint Corp                             200          5,450           200          5,450
OrNda HealthCorp+                          700         18,025           600         15,450
Outback Steakhouse Inc+                    400         11,300           400         11,300
Owens-Illinois Inc+                        700         10,763           700         10,763
Oxford Health Plans Inc+                   800         36,600           700         32,025
Parametric Technology Corp+              1,720         77,884         1,460         66,111
Paychex Inc                                757         40,500           585         31,298
Peoplesoft Inc+                            400         30,700           300         23,025
PetSmart Inc+                            1,200         33,000         1,200         33,000
Phycor Inc+                                600         19,650           600         19,650
Picturetel Corp+                           400         13,150           400         13,150
Pixar Inc+                                  --             --           100          1,250
Planet Hollywood International Inc
 Class A+                                   --             --           100          2,438
Pogo Producing Co+                         300         10,238           300         10,238
Presstek Inc+                              100          6,350           100          6,350
Price (T Rowe) Associates                  600         17,400           600         17,400
Promus Hotel Corp+                         677         20,395           561         16,900
Protective Life Corp                       300         10,575           300         10,575
Quintiles Transnational Corp+              200         15,125           100          7,563
Readers Digest Association Class A       1,100         44,413           900         36,338
Republic Industries Inc+                 1,500         39,188           800         20,900
Reynolds & Reynolds Co Class A             573         28,722           460         23,058
Rhone-Poulenc Rorer Inc                    900         63,338           500         35,188
Robert Half International Inc+             600         19,800           600         19,800
Rouse Co                                   400         10,350           300          7,763
SPS Transaction Services Inc+               --             --           100          1,450
Safeway Inc+                             1,400         50,750           800         29,000
Scherer (R P) Corp+                        300         14,438           300         14,438
Scholastic Inc+                            200         13,550           200         13,550
Schwab (Charles) Corp                    1,878         46,950         1,270         31,750
Sealed Air Corp+                           400         15,150           400         15,150
Shiva Corp+                                300         15,150           300         15,150
Simon Debartolo Group Inc                  300          7,463           300          7,463
Solectron Corp+                            500         18,688           500         18,688
Sonat Offshore Drilling Co                 200         10,925           200         10,925
Sonoco Products                          1,288         38,157         1,077         31,906
Southern National Corp                   1,400         43,750         1,200         37,500
Southland Corp+                          1,800          5,625         1,400          4,375
Staples Inc+                             1,396         27,571         1,297         25,616
Starbucks Corp+                          1,000         32,750           800         26,200
Sterling Commerce Inc+                     200          6,200           200          6,200

---------------------------
 56

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,117   $     31,136           688   $    19,178         1,516   $     42,259
        800         19,600           800        19,600         1,200         29,400
      1,720         78,045         1,210        54,904         1,958         88,844
        400         10,900            --            --           400         10,900
      1,200         30,900           900        23,175         1,300         33,475
        500         14,125           400        11,300           900         25,425
      1,400         21,525         1,100        16,913         2,000         30,750
      1,400         64,050         1,000        45,750         1,600         73,200
      2,942        133,218         1,842        83,408         3,370        152,598
      1,203         64,361           760        40,660         1,275         68,213
        700         53,725           400        30,700           700         53,725
      2,200         60,500         1,600        44,000         2,800         77,000
      1,050         34,388           750        24,563         1,250         40,938
        700         23,013           500        16,438           800         26,300
         --             --            --            --           200          2,500
         --             --            --            --           300          7,313
        600         20,475           400        13,650           700         23,888
        200         12,700           200        12,700           300         19,050
      1,000         29,000           800        23,200         1,400         40,600
      1,174         35,367           745        22,443         1,155         34,794
        600         21,150            --            --           700         24,675
        300         22,688            --            --           300         22,688
      1,800         72,675         1,200        48,450         2,100         84,788
      1,600         41,800         1,200        31,350         2,900         75,763
      1,056         52,932           676        33,885         1,150         57,644
      1,900        133,713         1,400        98,525         1,200         84,450
      1,000         33,000           600        19,800         1,200         39,600
        500         12,938           400        10,350           900         23,288
         --             --            --            --           200          2,900
      2,800        101,500         2,000        72,500         1,900         68,875
        400         19,250           300        14,438           700         33,688
        200         13,550           200        13,550           400         27,100
      2,786         69,650         1,896        47,400         2,814         70,350
        606         22,952           636        24,089           900         34,088
        600         30,300           400        20,200           600         30,300
        500         12,438           300         7,463           900         22,388
      1,000         37,375           700        26,163         1,200         44,850
        400         21,850           300        16,388           400         21,850
      2,100         62,213         1,422        42,127         2,455         72,729
      2,300         71,875         1,500        46,875         2,680         83,750
      2,600          8,125         1,800         5,625         4,200         13,125
      2,163         42,719         1,740        34,365         2,857         56,426
      1,700         55,675         1,200        39,300         2,000         65,500
        300          9,300            --            --           300          9,300

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sterling Software Inc+                     300   $     20,363           300   $     20,363
Stryker Corp+                            1,048         25,611           820         20,039
Student Loan Marketing Assoc               900         66,263           700         51,538
Sundstrand Corp                            726         27,134           660         24,668
Sunglass Hut International Inc+            600          9,450           500          7,875
Sybase Inc+                                700         11,277           700         11,277
Sybron International Corp+                 500         13,750           500         13,750
Synopsys Inc+                              400         15,200           400         15,200
TCF Financial Corp                         400         14,950           400         14,950
Tambrands Inc                              497         21,123           410         17,425
Teleport Communications Group Inc
 Class A+                                  300          6,938            --             --
Teradyne Inc+                              776         12,028           820         12,710
Thermo Electron Corp                     1,533         60,745         1,426         56,505
Thermo Instrument Systems Inc+             200          7,750           225          8,719
Thermo Cardiosystems Inc+                  150          5,119           150          5,119
ThermoLase Corp+                            --             --            --             --
360 Communications Co+                   1,525         36,409         1,419         33,879
Tootsie Roll Industries                    206          7,287           206          7,287
Total System Services Inc                  300          6,788           300          6,788
TransTexas Gas Corp+                        --             --            --             --
Turner Broadcasting System Inc
 Class A                                   800         19,900           800         19,900
Turner Broadcasting System Inc
 Class B                                 1,400         34,650         1,200         29,700
UCAR International Inc+                    400         15,600           400         15,600
U.S.A. Waste Services Inc+                 800         22,000           800         22,000
USG Corp+                                  400         11,400           400         11,400
U.S. Robotics Corp+                        900         47,250           800         42,000
Union Pacific Resources Group Inc        2,200         59,950           400         10,900
Union Texas Petroleum Holdings Inc         600         12,450           600         12,450
ValuJet Inc+                               300          3,750           200          2,500
Valspar Corp                               200          9,450           200          9,450
Value Health Inc+                          435          6,906           545          8,652
Varian Associates Inc                      377         17,201           390         17,794
Vastar Resources Inc                       600         20,925           200          6,975
Vencor Inc+                                700         21,963           700         21,963
VeriFone Inc+                              358         17,095           300         14,325
Viad Corp                                  136          1,938           680          9,690
Viking Office Products Inc+              1,100         28,463           900         23,288
Vivra Inc+                                 400         12,050           400         12,050
Vornado Realty Trust                       300         12,488           200          8,325
Warnaco Group Inc Class A                  600         14,850           500         12,375
Watson Pharmaceuticals Inc                 300          8,700           300          8,700
Weatherford Enterra Inc+                   600         17,250           500         14,375
Western Wireless Corp Class A+              --             --           100          1,750
Wisconsin Central Transport+               600         21,150           600         21,150

---------------------------
 58

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        600   $     40,725           400   $    27,150           800   $     54,300
      1,668         40,762         1,088        26,588         1,600         39,100
      1,400        103,075         1,200        88,350         1,500        110,438
      1,390         51,951           930        34,759         1,490         55,689
      1,000         15,750           700        11,025         1,300         20,475
      1,400         22,553           900        14,498         1,600         25,775
        800         22,000           600        16,500         1,200         33,000
        900         34,200           600        22,800           900         34,200
        800         29,900           500        18,688         1,000         37,375
        954         40,545           609        25,883           985         41,863
         --             --            --            --           600         13,875
      1,790         27,745         1,100        17,050         1,850         28,675
      2,952        116,973         2,016        79,884         3,563        141,184
      1,300         50,375           250         9,688           537         20,809
        300         10,238           300        10,238           450         15,356
         --             --            --            --           300          6,900
      2,624         62,648         1,528        36,481         3,154         75,302
        309         10,931           206         7,287           521         18,430
      1,800         40,725           400         9,050           800         18,100
         --             --            --            --           300          3,300
      1,600         39,800         1,000        24,875         1,700         42,288
      2,300         56,925         1,500        37,125         2,700         66,825
        800         31,200           300        11,700           800         31,200
        800         22,000            --            --         1,600         44,000
        500         14,250           400        11,400           900         25,650
      1,600         84,000         1,000        52,500         1,800         94,500
      3,400         92,650         2,400        65,400         1,100         29,975
        800         16,600           900        18,675         1,600         33,200
        400          5,000           200         2,500           700          8,750
        300         14,175           300        14,175           500         23,625
      1,019         16,177           847        13,446         1,119         17,764
        735         33,534           490        22,356           765         34,903
      1,300         45,338           900        31,388           500         17,438
      1,500         47,063           780        24,473         1,574         49,384
        363         17,333           268        12,797           600         28,650
      1,641         23,384         1,228        17,499         2,908         41,439
      2,000         51,750         1,400        36,225         2,100         54,338
        800         24,100           500        15,063         1,000         30,125
        300         12,488           400        16,650           600         24,975
      1,000         24,750           700        17,325         1,300         32,175
        600         17,400           400        11,600           600         17,400
      1,057         30,389           700        20,125         1,300         37,375
         --             --            --            --           300          5,250
      1,200         42,300           900        31,725         1,300         45,825

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Xilinx Inc+                                847   $     29,645           800   $     28,000
Xylan Corp+                                100          4,225            --             --
York International Corp                    602         27,165           520         23,465
                                                 ------------                 ------------
     TOTAL MEDIUM CAP GROWTH STOCKS
                            - VALUE              $  4,595,494                 $  3,914,959
                            -  COST              $  4,020,762                 $  3,615,764
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                                   3.98%                        3.14%
AFLAC Inc                                1,896   $     65,175         1,670   $     57,406
AGCO Corp                                  300          7,088           300          7,088
Arco Chemical Co                           600         28,800           100          4,800
AT & T Capital Corp                        100          4,463           100          4,463
Advanta Corp Class B                       300         13,350           300         13,350
Albemarle Corp                             713         11,497           460          7,418
Alexander & Baldwin Inc                    504         12,852           490         12,495
Alleghany Corp+                            102         20,604           100         20,200
Allmerica Financial Corp                   200          6,175           100          3,088
Allmerica Property & Casualty Co
 Inc                                       800         22,600           700         19,775
Alumax Inc+                                489         16,137           380         12,540
AMBAC Inc                                  500         27,188           400         21,750
American Financial Group Inc               504         15,687           390         12,139
American National Insurance Co             100          6,925           100          6,925
American Re Corp                           600         37,875           500         31,563
American Standard Co Inc+                  500         17,063           400         13,650
American States Financial Corp              --             --           100          2,300
American Water Works Co Inc                600         12,825           600         12,825
AmSouth Bancorp                            600         23,625           600         23,625
Anixter International Inc+                 500          7,688           400          6,150
Apache Corp                                962         28,259           920         27,025
Arrow Electronics Inc+                     493         22,493           496         22,630
Associates First Capital Corp              900         35,550           700         27,650
Avnet Inc                                  530         24,778           450         21,038
Bancorp Hawaii Inc                         574         21,740           460         17,423
Bankers Life Holding Corp                  300          7,350           200          4,900
Barnes & Noble+                            200          6,575           200          6,575
Bear Stearns & Co Inc                    1,428         33,380         1,285         30,037
Beckman Instruments Inc                    294         10,841           350         12,906
Bergen Brunswig Corp Class A               420         11,708           416         11,596
Bowater Inc                                395         14,220           410         14,760
Brinker International Inc+               1,056         15,840           890         13,350
CNA Financial Corp+                        400         40,200           100         10,050
Cabot Corp                               1,010         27,775           840         23,100
Capital One Financial Corp                  --             --           400         12,050

---------------------------
 60

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,459   $     51,065           974   $    34,090         1,820   $     63,700
         --             --            --            --           200          8,450
        959         43,275           614        27,707         1,085         48,961
              ------------                 -----------                 ------------
              $  8,106,220                 $ 5,290,222                 $  9,164,797
              $  7,085,470                 $ 4,548,198                 $  8,354,345
                     4.16%                       4.64%                        4.78%
      3,217   $    110,584         2,337   $    80,334         3,827   $  131,553.0
        500         11,813            --            --           700         16,538
      1,300         62,400           900        43,200           300         14,400
        700         31,238            --            --           200          8,925
        500         22,250           400        17,800           700         31,150
      1,112         17,931           732        11,804           986         15,899
        814         20,757           809        20,630         1,380         35,190
        102         20,604           102        20,604           102         20,604
        700         21,613           200         6,175           300          9,263
      1,400         39,550           900        25,425         1,700         48,025
        773         25,509           493        16,269           770         25,410
        900         48,938           500        27,188           900         48,938
        813         25,305           508        15,812           980         30,503
        200         13,850           100         6,925           300         20,775
      1,100         69,438           700        44,188         1,200         75,750
        600         20,475           500        17,063         1,000         34,125
         --             --            --            --           300          6,900
        800         17,100           600        12,825         1,400         29,925
      1,200         47,250           900        35,438         1,300         51,188
        500          7,688           700        10,763         1,200         18,450
      1,549         45,502         1,084        31,843         2,035         59,778
        999         45,579           610        27,831         1,075         49,047
         --             --            --            --         1,700         67,150
      1,014         47,405           659        30,808         1,015         47,451
        757         28,671           677        25,641         1,135         42,988
        400          9,800           300         7,350           600         14,700
        300          9,863           200         6,575           400         13,150
      2,580         60,308         1,780        41,608         2,927         68,419
        450         16,594           505        18,622           680         25,075
        629         17,533           620        17,283         1,100         30,663
        652         23,472           607        21,852           875         31,500
      1,871         28,065         1,171        17,565         1,930         28,950
        800         80,400           600        60,300           300         30,150
      1,772         48,730         1,232        33,880         1,890         51,975
        900         27,113           600        18,075           200          6,025

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Caremark International Inc+              1,000   $     24,875           900   $     22,388
Central Fidelity Banks Inc                 825         19,388           645         15,158
Chris-Craft Industries Inc+                313         12,677           254         10,287
Cincinnati Financial Corp                  730         39,603           646         35,046
Cirrus Logic Corp+                         634          9,827           680         10,540
Clayton Homes Inc                        1,021         20,548           687         13,826
Coca-Cola Enterprises                    1,412         57,010           910         36,741
Comdisco Inc                               616         16,016           445         11,570
Commerce Bancshares Inc                    515         18,798           415         15,148
Compass Bankshares Inc                     400         13,450           400         13,450
Compuware Corp+                            400         17,200           400         17,200
Comsat Corp                                510         11,539           500         11,313
Conseco Inc                                600         25,200           500         21,000
Consolidated Papers Inc                    486         25,029           280         14,420
ContiFinancial Corp+                        --             --           100          2,875
Countrywide Credit Industries Inc        1,400         33,775         1,200         28,950
Cox Communications Inc Class A+            613         12,107           574         11,337
Cracker Barrel Old Country Store
 Inc                                       649         15,170           710         16,596
Crestar Financial Corp                     602         34,991           520         30,225
Cypress Semiconductor+                     800          9,300           940         10,928
Dauphin Deposit Corp                       360         10,170           370         10,453
Dean Foods Co                              424         10,971           440         11,385
Diamond Shamrock R&M Inc                   304          8,322           250          6,844
Dime Bancorp Inc+                        1,200         15,750         1,200         15,750
Dole Food Inc                              646         26,728           410         16,964
Donaldson Lufkin & Jenrette Inc             --             --           100          3,163
Ensco International Inc+                   700         20,475           500         14,625
Edwards A G & Sons Inc                     655         18,340           620         17,360
Electronic Data Systems Corp             3,088        168,296         1,930        105,185
Enserch Exploration Inc+                    --             --            --             --
Equitable Co Inc                           900         22,163           900         22,163
Equitable of Iowa Co                       300         11,025           300         11,025
Equity Residential Properties Trust         400        14,150           400         14,150
Ethyl Corp                               1,031          9,279         1,010          9,090
Everest Reinsurance Holdings Inc           300          7,313           200          4,875
FHP International Corp+                    424         15,370           440         15,950
Fina Inc Class A                            --             --            --             --
Finova Group Inc                           300         16,500           300         16,500
First American Corp -- Tennessee           400         18,650           400         18,650
First America Bank Corp                    847         40,021           710         33,548
First Brands Corp                          486         11,057           480         10,920
First Colony Corp                          400         14,050           400         14,050
First Commerce Corp                        400         14,300           400         14,300
First Empire State Corp                    100         25,450           100         25,450

---------------------------
 62

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      2,000   $     49,750         1,200   $    29,850         2,200   $     54,725
      1,050         24,675           945        22,208         1,507         35,415
        478         19,359           325        13,163           220          8,910
      1,245         67,541           840        45,570         1,495         81,104
      1,496         23,188         1,066        16,523         1,510         23,405
      1,556         31,315         1,056        21,252         1,526         30,711
      2,188         88,341         1,448        58,463         1,955         78,933
      1,041         27,066           636        16,536           842         21,892
        825         30,113           620        22,630           945         34,493
        500         16,813           400        13,450           900         30,263
        600         25,800           400        17,200           900         38,700
        819         18,530           814        18,417         1,190         26,924
        900         37,800           600        25,200         1,000         42,000
        770         39,655           490        25,235           770         39,655
         --             --            --            --           200          5,750
      2,300         55,488         1,500        36,188         2,700         65,138
      3,494         69,007         2,327        45,958         1,549         30,593
      1,411         32,982           971        22,697         1,625         37,984
        985         57,253           715        41,559         1,085         63,066
      1,364         15,857         1,424        16,554         2,470         28,714
        492         13,899           362        10,227           945         26,696
        707         18,294           637        16,482         1,205         31,179
        435         11,908           330         9,034           515         14,098
      2,400         31,500         1,600        21,000         2,400         31,500
      1,008         41,706           668        27,639           925         38,272
        900         28,463           200         6,325           300          9,488
      1,100         32,175           600        17,550         1,400         40,950
      1,017         28,476           877        24,556         1,625         45,500
      6,391        348,310         4,276       233,042         6,100        332,450
         --             --            --            --           500          4,563
      2,700         66,488         1,300        32,013         1,800         44,325
        400         14,700           400        14,700           800         29,400
        400         14,150           400        14,150           800         28,300
      2,029         18,261         1,308        11,772         2,630         23,670
        400          9,750           300         7,313           600         14,625
        703         25,484           636        23,055         1,009         36,576
        400         20,150            --            --           100          5,038
        600         33,000           400        22,000           700         38,500
        700         32,638           500        23,313           900         41,963
      1,409         66,575         1,069        50,510         1,725         81,506
        694         15,789           704        16,016         1,060         24,115
        500         17,563           400        14,050         1,000         35,125
        800         28,600           500        17,875           800         28,600
        100         25,450           100        25,450           100         25,450

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
First Hawaiian Inc                         200   $      5,900           200   $      5,900
First Security Corp                        974         26,542           880         23,980
First Tennessee National Corp              908         30,986           740         25,253
First Virginia Banks Inc                   359         14,899           380         15,770
Firstar Corp                               800         37,800           700         33,075
Fiserv Inc+                                617         20,901           530         17,954
Firstmerit Corp                            300          9,000           300          9,000
FlightSafety International Inc             356         15,753           270         11,948
Food Lion Inc Class B                    2,500         20,156         2,100         16,931
Food Lion Inc Class A                    3,300         28,463         2,900         25,013
Forest Labs Inc Class A+                   582         23,935           570         23,441
Fort Howard Corp+                          700         16,538           600         14,175
Foundation Health Corp+                    609         18,270           482         14,460
Franchise Finance Corp                      --             --           100          2,375
GATX Corp                                  223         10,314           270         12,488
Gaylord Entertainment Co Class A           315          7,718           315          7,718
General Motors Corp Class H              1,300         72,638         1,100         61,463
Greenpoint Financial Corp                  600         21,375           500         17,813
Hanna (M A) Co                             580         12,615           450          9,788
Hannaford Brothers Co                      436         14,606           360         12,060
Harsco Corp                                369         22,463           310         18,871
Hartford Steam Boiler Inspection           230         10,264           280         12,495
Hawaiian Electric Industries Inc           392         13,671           340         11,858
Health Care Property Investors Inc         300         10,163           300         10,163
Health Care & Retirement Corp+             650         16,088           600         14,850
Health & Retire Property Trust             600         10,575           600         10,575
Hibernia Corp Class A                    1,600         17,600         1,400         15,400
Hillenbrand Industries Inc                 300          9,713           300          9,713
Horizon/CMS Healthcare Corp+               600          7,500           400          5,000
Hormel Foods Corp                          400          8,500           400          8,500
Host Marriott Corp+                      1,800         24,750         1,800         24,750
Hubbell Inc Class B                        732         26,444           566         20,447
Huntington Bancshares Inc                2,115         47,852         1,815         41,064
IBP Inc                                  1,332         31,136         1,120         26,180
IMC Fertilizer Group                       818         35,174           800         34,400
Integrated Device Technology Inc+          700          6,388           800          7,300
International Game Technology            1,797         36,614         1,500         30,563
International Rectifier Corp+              500          9,563           500          9,563
International Specialty Products
 Inc                                        --             --           200          2,200
John Nuveen & Co Inc Class A                --             --           100          2,550
KLA Instruments Corp+                      300          5,925           400          7,900
Kansas City Southern Industries            481         19,481           270         10,935
Kelly Services Inc Class A                 406         11,571           420         11,970
Kennametal Inc                             300          9,300           300          9,300

---------------------------
 64

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        300   $      8,850           200   $     5,900           600   $     17,700
      1,775         48,369         1,102        30,030         1,850         50,413
      1,570         53,576         1,100        37,538         1,680         57,330
        791         32,827           461        19,132           945         39,218
      1,100         51,975           900        42,525         1,800         85,050
        699         23,679           629        21,307         1,095         37,093
        500         15,000           500        15,000           700         21,000
        487         21,550           357        15,797           645         28,541
      4,300         34,669         3,000        24,188         4,400         35,475
      5,600         48,300         4,200        36,225         6,500         56,063
      1,066         43,839           686        28,212         1,260         51,818
        600         14,175           400         9,450         1,300         30,713
        965         28,950           626        18,780           986         29,580
         --             --            --            --           300          7,125
        302         13,968           317        14,661           610         28,213
        420         10,290           315         7,718           750         18,375
      2,100        117,338         1,500        83,813         2,500        139,688
      1,100         39,188           800        28,500         1,200         42,750
        967         21,032           600        13,050         1,162         25,274
        745         24,958           465        15,578           940         31,490
        574         34,942           379        23,072           660         40,178
        309         13,789           324        14,459           620         27,668
        423         14,752           403        14,055           880         30,690
        400         13,550           500        16,938           700         23,713
        750         18,563           600        14,850         1,350         33,413
        800         14,100         1,000        17,625         1,700         29,963
      2,900         31,900         1,700        18,700         3,000         33,000
      1,000         32,375           500        16,188           700         22,663
        900         11,250            --            --         1,000         12,500
        600         12,750           600        12,750           900         19,125
      3,400         46,750         2,100        28,875         4,000         55,000
      1,008         36,414           934        33,741         1,502         54,260
      3,487         78,893         2,579        58,350         4,029         91,156
      2,152         50,303         1,542        36,044         2,500         58,438
      1,530         65,790           770        33,110         1,700         73,100
      1,700         15,513           800         7,300         2,100         19,163
      3,072         62,592         1,917        39,059         3,445         70,192
      1,000         19,125           700        13,388         1,100         21,038
      1,300         14,300            --            --           500          5,500
         --             --            --            --           300          7,650
        600         11,850           600        11,850           900         17,775
        765         30,983           485        19,643           660         26,730
        689         19,637           419        11,942           885         25,223
        411         12,741           300         9,300           600         18,600

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Kimco Realty Corp                          300   $      8,700           250   $      7,250
LTV Corp                                 1,400         16,450         1,200         14,100
Lafarge Corp                               300          5,700           200          3,800
Lam Research Corp+                         300          7,088           300          7,088
Leggett & Platt Inc                      1,058         30,153           800         22,800
Lehman Brothers Holdings                 1,400         29,575         1,200         25,350
Leucadia National Corp                     400          9,100           400          9,100
Litton Industries Inc+                     501         23,359           290         13,521
Longview Fibre Co                          554          8,518           540          8,303
Loral Space & Communications+            2,442         34,188         1,382         19,348
Lubrizol Corp                              829         23,523           760         21,565
Lucent Technologies Inc                  1,500         55,313         1,300         47,938
MBIA Inc                                   500         40,750           500         40,750
MGM Grand Inc+                             200          7,550           100          3,775
MAPCO Inc                                  337         18,156           260         14,008
Mark IV Industries Inc                     521         11,202           507         10,901
Marshall & Ilsley Corp                   1,358         37,345         1,140         31,350
Martin Mareitta Inc                         --             --           100          2,200
McKesson Corp                              500         21,313           400         17,050
Media General Inc Class A                  280          8,715           220          6,848
Meditrust Corp                             600         20,550           600         20,550
Mercantile Bancorporation                  836         40,860           770         37,634
Mercantile Bankshares                      503         13,392           490         13,046
Mercury General Corp                       100          4,500           100          4,500
Mirage Resorts Inc+                      1,990         46,268         1,560         36,270
Molex Inc                                1,063         34,946           718         23,604
Molex Inc Class A                          600         17,850           575         17,106
Murphy Oil Corp                            593         25,944           480         21,000
NGC Corp                                    --             --            --             --
Nabisco Holdings Corp Class A              200          6,725           200          6,725
Nabors Industries Inc+                     900         13,388           900         13,388
New Plan Realty Trust                      800         17,200           700         15,050
Northern Trust Corp                        767         50,334           660         43,313
Officemax Inc+                           1,600         22,400         1,350         18,900
Ogden Corp                                 101          1,982           425          8,341
Ohio Casualty Corp                         300          9,563           300          9,563
Old Kent Financial Corp                    630         25,436           540         21,803
Old Republic International Corp          1,050         23,363           850         18,913
Olin Corp                                  335         26,549           280         22,190
PHH Corp                                   356         10,280           500         14,438
PMI Group Inc                              300         14,663           300         14,663
PacifiCare Health Systems Inc Class A+     289         22,036           240         18,300
PacifiCare Health Systems Inc Class B+     200         16,100           200         16,100
Paging Network Inc+                        500          8,813           600         10,575

---------------------------
 66

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        450   $     13,050           300   $     8,700           700   $     20,300
      1,900         22,325         1,700        19,975         2,600         30,550
        500          9,500           300         5,700           600         11,400
        500         11,813           500        11,813           800         18,900
      1,474         42,009         1,184        33,744         2,130         60,705
      2,400         50,700         1,600        33,800         2,600         54,925
        400          9,100           400         9,100           900         20,475
        808         37,673           503        23,452           679         31,658
        890         13,684           575         8,841         1,330         20,449
      2,912         40,768         2,274        31,836         4,666         65,324
      1,517         43,045           942        26,729         1,600         45,400
      2,500         92,188         1,800        66,375         3,000        110,625
        900         73,350           600        48,900         1,000         81,500
        700         26,425           200         7,550           400         15,100
        468         25,214           338        18,210           600         32,325
        829         17,824           526        11,309         1,213         26,080
      2,203         60,583         1,583        43,533         2,620         72,050
         --             --            --            --           300          6,600
        800         34,100           600        25,575         1,000         42,625
        410         12,761           290         9,026           570         17,741
      1,100         37,675           700        23,975         1,200         41,100
      1,469         71,797         1,064        52,003         1,740         85,043
        813         21,646           708        18,851         1,280         34,080
        200          9,000           100         4,500           300         13,500
      2,978         69,239         2,208        51,336         3,570         83,003
      1,638         53,849         1,100        36,163           822         27,023
        925         27,519           825        24,544         1,225         36,444
      1,077         47,119           597        26,119         1,070         46,813
      1,600         24,200            --            --           200          3,025
        800         26,900           100         3,363           300         10,088
      1,285         19,114         1,229        18,281         1,900         28,263
      1,400         30,100           900        19,350         1,700         36,550
      1,328         87,150           888        58,275         1,465         96,141
      2,700         37,800         1,950        27,300         3,150         44,100
        884         17,349           606        11,893         1,044         20,489
        700         22,313           400        12,750           900         28,688
        866         34,965           756        30,524         1,186         47,885
      1,800         40,050         1,050        23,363         2,100         46,725
        539         42,716           429        33,998           630         49,928
        514         14,842           394        11,377           950         27,431
        300         14,663           300        14,663           500         24,438
        420         32,025           300        22,875           180         13,725
        400         32,200           300        24,150           500         40,250
      1,500         26,438           800        14,100         1,500         26,438

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Painewebber Group Inc                    1,200   $     24,750         1,200   $     24,750
Paul Revere Corp                            --             --           100          2,838
Payless Shoe Source+                       517         18,160           511         17,949
Perrigo Co+                                812          7,410           550          5,019
Pittston Services Group                    523         14,775           520         14,690
Policy Management Systems Corp+            248          8,742           170          5,993
Premark International Inc                  761         13,888           506          9,235
Progressive Corp Ohio                      782         42,521           520         28,275
Provident Companies Inc+                   497         18,389           290         10,730
Qualcomm Inc+                              500         21,688           500         21,688
Quantum Corp+                              500          7,688           500          7,688
Questar Corp                               427         15,479           440         15,950
Quorom Health Group Inc+                   300          7,575           200          5,050
RJR Nabisco Holdings Corp                2,970         78,334         2,543         67,072
RPM Inc                                    778         12,448           887         14,192
Rayonier Inc                               356         14,107           350         13,869
Read-Rite Corp+                            400          5,300           500          6,625
Readers Digest Association Class B         200          7,425           200          7,425
Reading & Bates Corp+                      700         17,150           600         14,700
Regions Financial                          835         38,201           750         34,313
Reliastar Financial Corp                   500         22,063           400         17,650
Revco DS Inc+                              600         15,450           500         12,875
SCI Systems Inc+                           300         13,388           300         13,388
St Joe Paper Corp                          100          6,150           100          6,150
Saks Holdings Inc+                         200          6,825            --             --
Schuller Corp                               --             --           200          1,975
Schulman (A) Inc                           403          8,765           420          9,135
Scripps (E W) Co                           600         26,700           300         13,350
Security Capital Pacific Trust             600         12,525           600         12,525
Sensormatic Electronics                  1,035         19,018           870         15,986
Shaw Industries Inc                      1,560         23,400         1,130         16,950
Signet Banking Corp                        800         19,300           700         16,888
Southern Pacific Rail Corp+                761         21,689           649         18,497
SouthTrust Corp                          1,171         34,545         1,080         31,860
Spelling Entertainment Group Inc+           --             --            --             --
Standard Fed Bancorp                       400         16,750           400         16,750
Star Banc Corp                             400         31,500           300         23,625
State Street Boston Corp                 1,119         60,566           950         51,419
Stewart & Stevenson Services               364          7,235           280          5,565
Stewart Enterprises Inc Class A            450         15,300           450         15,300
Storage Technology Corp+                   659         24,960           635         24,051
Summit Bancorp                           1,203         46,616         1,070         41,463
Sunamerica Inc                             300         20,438           300         20,438
Sunbeam-Oster Co Inc                       500         10,875           500         10,875

---------------------------
 68

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      2,400   $     49,500         1,700   $    35,063         2,500   $     51,563
         --             --            --            --           200          5,675
        743         26,098           515        18,089         1,104         38,778
      1,252         11,425           842         7,683         1,680         15,330
        657         18,560           743        20,990         1,104         31,188
        303         10,681           258         9,095           440         15,510
      1,133         20,677           796        14,527         1,550         28,288
      1,197         65,087           797        43,337         1,050         57,094
        806         29,822           501        18,537           680         25,160
      1,000         43,375           600        26,025         1,200         52,050
        790         12,146           785        12,069         1,400         21,525
        710         25,738           440        15,950           830         30,088
        400         10,100           300         7,575           700         17,675
      5,005        132,007         3,551        93,658         5,818        153,450
      1,198         19,168           986        15,776         1,768         28,288
        462         18,307           526        20,843           719         28,490
        600          7,950           500         6,625         1,300         17,225
        300         11,138           300        11,138           600         22,275
      1,200         29,400           800        19,600         1,300         31,850
      1,419         64,919           964        44,103         1,640         75,030
        800         35,300           600        26,475           900         39,713
        700         18,025           500        12,875         1,200         30,900
        500         22,313           400        17,850           600         26,775
        200         12,300           100         6,150           300         18,450
         --             --            --            --           400         13,650
      1,800         17,775           300         2,963           700          6,913
        686         14,921           616        13,398         1,185         25,774
        900         40,050           300        13,350           600         26,700
        800         16,700           900        18,788         1,500         31,313
      1,723         31,660         1,048        19,257         2,085         38,312
      2,415         36,225         1,605        24,075         2,500         37,500
      1,300         31,363         1,000        24,125         1,400         33,775
      2,162         61,617           711        20,264         1,361         38,789
      2,137         63,042         1,387        40,917         2,435         71,833
         --             --            --            --           400          2,800
        600         25,125           500        20,938           800         33,500
        700         55,125           500        39,375           800         63,000
      1,885        102,026         1,350        73,069         2,190        118,534
        495          9,838           365         7,254           845         16,794
        750         25,500           600        20,400           800         27,200
      1,284         48,632           767        29,050         1,425         53,972
      2,039         79,011         1,514        58,668         2,479         96,061
        750         51,094           450        30,656           600         40,875
        800         17,400           600        13,050         1,300         28,275

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sungard Data Systems Inc+                  600   $     25,650           400   $     17,100
Symbol Technologies Inc+                   260         11,570           210          9,345
Synovus Financial Corp                   1,550         37,006         1,350         32,231
TIG Holdings Inc                           500         14,375           500         14,375
Talbots Inc                                200          6,850           100          3,425
Tecumseh Products Co Class A               241         12,653           190          9,975
Tele-Communications International
 Inc Class A+                              300          4,988           200          3,325
Tele-Communications Inc Liberty
 Media Group Class A+                    2,190         57,761         1,906         50,271
Terra Industries Inc                       500          6,625           400          5,300
Tidewater Inc                              565         21,682           450         17,269
Tosco Corp                                 457         21,936           280         13,440
Transatlantic Holdings Inc                 251         17,413           200         13,875
Travelers/Aetna Property & Casualty
 Corp Class A                              400         11,000           400         11,000
TriMas Corp                                200          4,650           200          4,650
Trinity Industries Inc                     522         16,900           440         14,245
Tyson Foods Inc Class A                  1,594         38,655         1,060         25,705
UAL Corp+                                  600         28,800           600         28,800
Ultramar Corp                              600         16,500           500         13,750
Unifi Inc                                  768         21,024           700         19,163
Union Planters Corp                        600         19,725           500         16,438
UnionBanCal Corp                           100          4,825           100          4,825
United Asset Management Corp               800         18,500           600         13,875
U.S. Industries Inc                        595         15,321           605         15,579
Unitrin Inc                                300         15,000           300         15,000
Universal Corp                             381          9,620           400         10,100
Universal Foods Corp                       279          7,986           320          9,160
Valero Energy Corp                         480         10,140           470          9,929
Vishay Intertechnology Inc                 420          8,453           520         10,465
Vons Co Inc+                               480         21,240           270         11,948
Vulcan Materials Co                        400         23,150           400         23,150
Wallace Computer Services Inc              490         13,291           600         16,275
Washington Federal Inc                     440          9,735           540         11,948
Washington Mutual Inc                      900         32,625           800         29,000
Washington Post Co Class B                 127         41,053           100         32,325
Weingarten Realty Investors                200          7,900           200          7,900
Weis Markets Inc                           200          6,825           100          3,413
Wesco Financial Corp                        --             --            --             --
Western Digital Corp+                      500         17,563           500         17,563
Western National Corp                      400          7,550           300          5,663
Wheelabrator Technologies Inc+           1,200         17,850         1,000         14,875
Wilmingtion Trust Corp                     392         12,838           410         13,428

---------------------------
 70

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        900   $     38,475           600   $    25,650         1,100   $     47,025
        390         17,355           270        12,015           450         20,025
      2,550         60,881         1,650        39,394         2,950         70,431
        900         25,875           700        20,125         1,100         31,625
         --             --           200         6,850           400         13,700
        345         18,113           249        13,073           431         22,628
      1,500         24,938           200         3,325           600          9,975
      3,722         98,168         2,756        72,690         4,314        113,782
        700          9,275           500         6,625         1,100         14,575
        925         35,497           585        22,449         1,065         40,869
        489         23,472           359        17,232           945         45,360
        355         24,628           260        18,038           340         23,588
        900         24,750           600        16,500           900         24,750
         --             --           200         4,650           500         11,625
        705         22,824           635        20,558         1,005         32,537
      2,474         59,995         1,649        39,988         2,030         49,228
      1,200         57,600           800        38,400         1,500         72,000
      1,100         30,250           600        16,500         1,100         30,250
      1,182         32,357           982        26,882         1,640         44,895
      1,000         32,875           600        19,725         1,100         36,163
        500         24,125           100         4,825           200          9,650
      1,400         32,375           800        18,500         1,400         32,375
        950         24,463           760        19,570         1,535         39,526
        600         30,000           400        20,000           700         35,000
        639         16,135           594        14,999         1,065         26,891
        409         11,708           489        13,998           770         22,041
        764         16,140           684        14,450         1,060         22,393
        840         16,905           630        12,679         1,071         21,554
        764         33,807           484        21,417           760         33,630
        800         46,300           500        28,938           900         52,088
      1,100         29,838           510        13,834         1,200         32,550
        660         14,603           550        12,169         1,320         29,205
      1,600         58,000           800        29,000         1,900         68,875
        180         58,185           133        42,992           125         40,406
        400         15,800           400        15,800           700         27,650
        600         20,475           200         6,825           300         10,238
        100         17,400            --            --            --             --
        900         31,613           800        28,100         1,100         38,638
        600         11,325           400         7,550         1,000         18,875
      2,800         41,650         1,400        20,825         2,100         31,238
        649         21,255           504        16,506           875         28,656

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Witco Corp                                 716   $     21,659           680   $     20,570
Zions Bancorp                              200         17,250           200         17,250
Zurich Reinsurance Centre Holdings
 Inc+                                      200          5,975           100          2,988
                                                 ------------                 ------------
      TOTAL MEDIUM CAP VALUE STOCKS
                            - VALUE              $  4,822,393                 $  4,145,884
                            -  COST              $  4,282,635                 $  3,756,865
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                                   0.68%                        0.50%
AGL Resources Inc                          538   $     10,895           440   $      8,910
AES Corp                                   784         27,832           640         22,720
Allegheny Power System Inc               1,284         38,039         1,010         29,921
Atlantic Energy Inc                        569         10,100           460          8,165
Brooklyn Union Gas Co                      510         13,834           400         10,850
CMS Energy Corp                            921         27,515           740         22,108
Century Telephone Enterprise               567         19,207           460         15,583
Delmarva Power & Light Co                  640         13,120           510         10,455
El Paso Natural Gas Co                     398         16,567           320         13,320
Florida Progress Corp                    1,015         35,144           800         27,700
Frontier Corp                              783         23,099           630         18,585
Idaho Power Co                             402         13,216           320         10,520
Illinova Corp                              813         21,240           650         16,981
IPALCO Enterprises Inc                     607         16,389           480         12,960
Kansas City Power & Light Co               667         18,343           530         14,575
LG&E Energy Corp                           728         16,562           560         12,740
MCN Corp                                   616         16,478           500         13,375
Midamerican Energy Co                      451          7,160           367          5,826
Minnesota Power & Light Co                 349          9,379           270          7,256
Montana Power Co                           563         12,175           460          9,948
NIPSCO Industries Inc                      702         25,974           560         20,720
National Fuel Gas Co                       400         14,800           320         11,840
Nevada Power Co                            444          9,158           360          7,425
New England Electric System                695         22,674           560         18,270
New York State Electric & Gas              772         16,598           610         13,115
NEXTEL Communications Class A            1,068         17,489           880         14,410
Northeast Utilities                      1,340         17,085         1,070         13,643
Oklahoma Gas & Electric Co                 429         17,375           340         13,770
Pinnacle West Capital Corp                 941         27,054           750         21,563
Portland General Corp                      540         19,575           430         15,588
Potomac Electric Power Co                1,282         31,569         1,010         24,871
Public Service Company of Colorado         661         23,548           530         18,881
Puget Sound Power & Light Co               683         15,624           540         12,353
Ranger Oil Ltd                              --             --            --             --
SCANA Corp                               1,026         27,959           820         22,345

---------------------------
 72

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      1,352   $     40,898           822   $    24,866         1,395   $     42,199
        300         25,875           200        17,250           400         34,500
         --             --           100         2,988           300          8,963
              ------------                 -----------                 ------------
              $  8,286,709                 $ 5,667,345                 $  9,526,457
              $  7,415,608                 $ 5,016,653                 $  8,674,624
                     0.59%                       0.70%                        0.39%
        798   $     16,160           558   $    11,300           520   $     10,530
      1,148         40,754           798        28,329           750         26,625
      1,809         53,592         1,319        39,075         1,230         36,439
        830         14,733           590        10,473           550          9,763
        719         19,503           514        13,942           490         13,291
      1,314         39,256           954        28,501           885         26,439
        828         28,049           588        19,919           565         19,139
        903         18,512           648        13,284           615         12,608
        556         23,144           411        17,108           385         16,026
      1,434         49,652         1,039        35,975           980         33,933
      1,122         33,099           797        23,512           750         22,125
        585         19,232           415        13,643           385         12,657
      1,153         30,122           843        22,023           780         20,378
        882         23,814           627        16,929           577         15,579
        955         26,263           690        18,975           645         17,738
        992         22,568           732        16,653           690         15,698
        930         24,878           670        17,923           600         16,050
        680         10,795           489         7,763            --             --
        480         12,900           350         9,406           335          9,003
        824         17,819           584        12,629           540         11,678
      1,015         37,555           740        27,380           675         24,975
        582         21,534           412        15,244           385         14,245
        652         13,448           472         9,735           450          9,281
      1,008         32,886           718        23,425           690         22,511
      1,087         23,371           787        16,921           740         15,910
      1,588         26,004         1,101        18,029         1,025         16,784
      1,916         24,429         1,386        17,672         1,290         16,448
        612         24,786           442        17,901           415         16,808
      1,334         38,353           974        28,003           905         26,019
        775         28,094           560        20,300           520         18,850
      1,806         44,473         1,316        32,407         1,230         30,289
        949         33,808           684        24,368           635         22,622
        971         22,212           706        16,150           655         14,983
      1,508         10,368         1,103         7,583            --             --
      1,446         39,404         1,036        28,231           980         26,705

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Southern New England Telecom Corp          687   $     26,192           550   $     20,969
Southwestern Public Service Co             433         14,181           350         11,463
TECO Energy Inc                          1,265         30,202           990         23,636
Telephone & Data Systems Inc               566         24,126           450         19,181
Utilicorp United Inc                       491         14,178           380         10,973
Vanguard Cellular Systems Class A+         411          7,860           330          6,311
WPL Holdings Inc                           341         10,401           260          7,930
Washington Gas Light Co                    464         10,150           360          7,875
Wisconsin Energy Corp                    1,148         31,570           920         25,300
                                                 ------------                 ------------
    TOTAL MEDIUM CAP UTILITY STOCKS
                            - VALUE              $    821,636                 $    654,930
                            -  COST              $    720,962                 $    591,385
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                   0.11%                        0.05%
Alliance Semiconductor Corp                 --   $         --            --   $         --
Boyd Gaming Corp+                           --             --           200          2,325
Collins & Aikman Corp+                      --             --            --             --
Crompton & Knowles Corp                    550          8,250           340          5,100
Department 56 Inc+                         200          4,775           200          4,775
Earthgrains Co                              14            473            73          2,464
Flowers Industries Inc                     606         10,908           480          8,640
GenCorp Inc                                 --             --            --             --
Geon Co                                     --             --            --             --
Getchell Gold Corp+                         24          1,050            59          2,581
Home Shopping Network Inc+               1,025         11,019           810          8,708
HON Industries Inc                         353         12,443           270          9,518
Jacobs Engineering Group+                   --             --            --             --
Kaydon Corp                                 --             --            --             --
Lands End Inc+                              --             --            --             --
Lawter International Inc                    --             --            --             --
Lincoln Telecommunications                  --             --            --             --
MAXXAM Inc+                                 --             --            --             --
National Education Corp+                    52            943           118          2,139
OEA Inc+                                    --             --            --             --
Octel Communications+                       --             --            --             --
Precision Castparts Corp                    --             --            --             --
Primadonna Resorts Inc+                     --             --            --             --
Rollins Inc                                388          8,100           210          4,384
Sbarro Inc                                  --             --            --             --
Smith International Inc+                   414         14,387            --             --
Sotheby's Holdings Inc                     611          9,471            --             --
Structural Dynamics Research+              303          7,651            --             --
Superior Industries International
 Inc                                       322          7,567           260          6,110

---------------------------
 74

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        975   $     37,172           710   $    27,069           680   $     25,925
        617         20,207           462        15,131           415         13,591
      1,789         42,712         1,284        30,656         1,220         29,128
        827         35,251           587        25,021           565         24,083
        675         19,491           494        14,264           472         13,629
        595         11,379           427         8,166           390          7,459
        473         14,427           343        10,462           325          9,913
        624         13,650           454         9,931           440          9,625
      1,645         45,238         1,175        32,313         1,105         30,388
              ------------                 -----------                 ------------
              $  1,185,097                 $   853,724                 $    785,870
              $  1,038,100                 $   753,164                 $    684,396
                     0.16%                       0.16%                        0.09%
         --   $          0            --   $         0           250   $      1,563
         --             --           300         3,488           700          8,138
         --             --            --            --           400          2,650
        885         13,275           570         8,550         1,430         21,450
        300          7,163           200         4,775           600         14,325
        167          5,636           134         4,523           306         10,328
        879         15,822           624        11,232           577         10,386
        485          6,729            --            --            --             --
         --             --            --            --           300          6,675
        222          9,713           158         6,913           246         10,763
      1,444         15,523         1,049        11,277           680          7,310
        484         17,061           354        12,479           535         18,859
        373          8,719            --            --            --             --
        250         11,219            --            --            --             --
        547         11,487            --            --            --             --
        677          8,039            --            --            --             --
        490          7,595            --            --            --             --
        128          5,232            --            --            --             --
        270          4,894           212         3,843            --             --
        308         11,897           223         8,613            --             --
        730         21,261           540        15,728            --             --
        300         14,663           213        10,410            --             --
         --             --            --            --           400          8,100
        645         13,464           400         8,350           675         14,091
        319          7,895           219         5,420            --             --
        597         20,746           427        14,838            --             --
        848         13,144           623         9,657            --             --
        434         10,959           319         8,055            --             --
        454         10,669           331         7,779           510         11,985

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Symantec Corp+                             378   $      3,686           500   $      4,875
TCA Cable TV Inc                           266          6,916            --             --
Tencor Instruments+                        300          5,175           200          3,450
Tiffany & Co                               326         11,369            --             --
Valhi Inc                                   --             --            --             --
Wausau Paper Mills Co                      392          7,007           316          5,649
Williams-Sonoma Inc+                        --             --            --             --
                                                 ------------                 ------------
      TOTAL SMALL CAP GROWTH STOCKS
                            - VALUE              $    131,190                 $     70,718
                            -  COST              $    114,397                 $     75,429
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                                   0.23%                        0.15%
AnnTaylor Stores Inc+                      247   $      3,582           195   $      2,828
Argonaut Group Inc                          --             --           100          2,925
Bandag Inc                                  --             --           100          4,713
Bandag Inc Class A                         100          4,575           100          4,575
Bassett Furniture Industries                25            597            50          1,194
Best Buy Co Inc+                            --             --           100          2,200
Bob Evans Farms Inc                        468          6,845           360          5,265
Borders Group Inc+                          --             --            --             --
Breed Technologies Inc                      --             --            --             --
Brown Group Inc                             31            589           180          3,420
Burlington Industries Inc+                 729          9,842           477          6,440
Castle & Cooke Inc+                        215          3,279           136          2,074
Chesapeake Corp                            256          6,272           200          4,900
Exabyte Corp+                               --             --            --             --
Family Dollar Stores Inc                   620         10,540           480          8,160
Federal Mogul Corp                         396          6,831           300          5,175
Federal Realty Investment Trust             --             --            --             --
Ferro Corp                                 305          7,968           250          6,531
Fingerhut Co                               505          6,754           400          5,350
First Mississippi Corp                      35            941            84          2,258
Fuller H B Co                               --             --            --             --
Fund American Enterprises Inc+              --             --            --             --
Glatfelter (P H) Co                        486          8,870           280          5,110
Goulds Pumps Inc                            --             --            --             --
Granite Construction Inc                    --             --            --             --
Heilig-Meyers Co                           524          9,301           410          7,278
Highland Insurance Group+                   37            703            76          1,444
Houghton Mifflin Co                        152          7,220           120          5,700
Hunt (JB) Transport Services                --             --            --             --
IES Industries Inc                          --             --            --             --
Indiana Energy Inc                          --             --            --             --

---------------------------
 76

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        636   $      6,201           761   $     7,420         1,500   $     14,625
        371          9,646           276         7,176            --             --
        400          6,900           300         5,175           700         12,075
        480         16,740           360        12,555            --             --
         --             --            --            --           300          1,913
        572         10,225           407         7,275           371          6,632
         --             --            --            --           200          5,175
              ------------                 -----------                 ------------
              $    322,517                 $   195,531                 $    187,043
              $    270,726                 $   169,527                 $    230,878
                     0.33%                       0.34%                        0.28%
        351   $      5,090           253   $     3,669           237   $      3,437
         --             --           200         5,850           300          8,775
        200          9,425           100         4,713           300         14,138
        200          9,150           200         9,150           400         18,300
        200          4,775           120         2,865           206          4,918
         --             --           300         6,600           600         13,200
        752         10,998           472         6,903         1,250         18,281
         --             --            --            --           400         12,950
         --             --            --            --           100          2,663
        338          6,422           221         4,199           253          4,807
      1,136         15,336           749        10,112         1,902         25,677
        336          5,124           222         3,386           341          5,200
        361          8,845           266         6,517           650         15,925
        340          5,015            --            --            --             --
        857         14,569           627        10,659           495          8,415
        553          9,539           398         6,866           380          6,555
         --             --            --            --           400          9,400
        436         11,391           331         8,647           815         21,292
        714          9,550           509         6,808           180          2,408
        314          8,439           224         6,020           348          9,353
        225          7,959            --            --            --             --
         --             --            --            --           100          9,213
        769         14,034           489         8,924           770         14,053
        315          7,009            --            --            --             --
        270          5,130            --            --            --             --
        834         14,804           544         9,656         1,300         23,075
        172          3,268           136         2,584           216          4,104
        230         10,925           155         7,363           445         21,138
        596         10,803            --            --            --             --
         --             --            --            --           300          9,975
        352          8,932            --            --            --             --

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Information Resources Inc+                  --   $         --            --   $         --
Intelligent Electronics                     --             --            --             --
International Dairy Queen Class A           --             --            --             --
International Multifoods Corp               --             --            --             --
John Alden Financial Corp                   --             --            --             --
Keystone International Inc                 383          7,708           300          6,038
Lance Inc                                   --             --            --             --
Lawson Products Inc                         --             --            --             --
Lee Enterprises Inc                        498         10,209            --             --
Lukens Inc                                  --             --            --             --
MacFrugals Bargains Closeouts+              --             --            --             --
Mascotech Inc                               --             --           300          4,350
Measurex Corp                               --             --            --             --
Meyer (Fred) Inc+                           --             --            --             --
Michaels Stores Inc                         --             --            --             --
Miller (Herman) Inc                        269         10,092           210          7,878
Mobile Telecommunication
 Technologies Corp+                         --             --           400          5,550
Modine Manufacturing Co                    309          7,957           250          6,438
Morrison Health Care Inc                   128          1,568            66            809
NCH Corp                                    --             --            --             --
National Presto Industries Inc+             --             --            --             --
New World Communications Group Inc+          --            --           200          4,613
Novacare Corp+                              --             --            --             --
Old National Bancorp                       315         11,576           210          7,718
Oregon Steel Mills Inc                      --             --            --             --
Overseas Shipholding Group                 393          7,369           310          5,813
Parker & Parsley Petroleum                 376          9,306           297          7,351
Parker Drilling Co+                         --             --            --             --
Pentair Corp                                --             --            --             --
Phillips Van Heusen Corp                    --             --            --             --
Physician Corp of America+                 400          5,300           300          3,975
Pittston Burlington Group                   61          1,167           160          3,060
Public Service Company of New
 Mexico+                                    --             --            --             --
Quaker State Corp                           --             --            --             --
Roadway Express Inc+                        46            730           158          2,508
Rohr Industries Inc+                        --             --            --             --
Ruby Tuesday Inc                           192          3,984           100          2,075
Ruddick Corp                                --             --            --             --
Savannah Foods & Industries                 --             --            --             --
Schweitzer-Mauduit International
 Inc+                                       20            640            92          2,944
Seagull Energy Corp+                       391          7,038           310          5,580
Sequent Computer Systems+                  340          3,825            --             --
Service Merchandise Co+                    771          3,566            --             --

---------------------------
 78

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        403   $      5,088            --   $        --            --   $         --
        540          3,915            --            --            --             --
        369          7,749            --            --            --             --
        274          4,555            --            --            --             --
         --             --            --            --           300          6,000
        641         12,900           396         7,970           965         19,421
        478          8,126            --            --            --             --
        197          4,236            --            --            --             --
        708         14,514           510        10,455            --             --
        230          4,629            --            --            --             --
        438          9,253            --            --            --             --
         --             --           400         5,800           800         11,600
        286          7,865            --            --            --             --
         --             --            --            --           200          5,950
         --             --            --            --           200          2,800
        374         14,031           279        10,467           260          9,754
         --             --            --            --            --             --
        465         11,974           335         8,626           500         12,875
        214          2,622           132         1,617           258          3,161
        124          6,898            89         4,951            --             --
        116          4,234            81         2,957            --             --
         --             --           400         9,225           700         16,144
        975          8,775           710         6,390            --             --
        420         15,435           315        11,576           735         27,011
        299          4,522           199         3,010            --             --
        550         10,313           405         7,594           375          7,031
        534         13,217           386         9,554           462         11,435
        844          5,908           619         4,333            --             --
        576         15,696           406        11,064            --             --
        410          4,356           290         3,081            --             --
        600          7,950           500         6,625         1,100         14,575
        328          6,273           221         4,227           402          7,688
        650         12,675           470         9,165            --             --
        419          6,652           299         4,747            --             --
        270          4,286           243         3,858           359          5,699
        287          5,991           207         4,321            --             --
        321          6,661           199         4,129           387          8,030
        714          9,193           524         6,747            --             --
        410          5,074           290         3,589            --             --
        214          6,848           176         5,632           351         11,232
        548          9,864           403         7,254           375          6,750
        471          5,299           341         3,836            --             --
      1,516          7,012         1,111         5,138            --             --

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Skyline Corp                                20   $        508            44   $      1,117
Smucker (J M) Co Class A                   305          5,033            --             --
Southdown Inc+                             175          4,069            --             --
Standard Register Co                       301          8,240            --             --
Stanhome Inc                               220          5,610           170          4,335
Stratus Computer Inc+                      261          4,894           210          3,938
Teleflex Inc                               175          8,050            --             --
Thiokol Inc                                216          9,693            --             --
VLSI Technology Inc+                       500          7,000           400          5,600
Varco International Inc+                   292          4,709            --             --
Waban Inc+                                 365          7,756            --             --
Watts Industries Inc Class A+              308          5,737            --             --
Wellman Inc                                363          7,487           280          5,775
Xtra Corp                                  200          8,675           200          8,675
Zenith Electronic Corp+                     44            649            89          1,313
Zurn Industries Inc                         22            454            46            949
                                                 ------------                 ------------
       TOTAL SMALL CAP VALUE STOCKS
                            - VALUE              $    275,308                 $    195,942
                             - COST              $    295,471                 $    215,332
MICRO CAP STOCKS
PERCENT OF NET ASSETS                                   0.01%                        0.01%
Bally Total Fitness Holding Corp+           26   $        111            76   $        323
Crown Vantage Inc+                          21            215            48            492
Dave & Buster's Inc+                        --             --            --             --
Edison Brothers Stores Inc                  --             --            --             --
Ennis Business Forms Inc                    --             --            --             --
Genzyme Corp -- Tissue Repair+              35            284            --             --
Gibson Greeting Inc+                        --             --            --             --
Golden Books Family Entertainment
 Inc+                                      234          2,633            --             --
Hancock Fabrics                             --             --            --             --
Handleman Co                                59            347           132            776
Hartmarx Corp+                              81            395           230          1,121
Host Marriot Services Corp+                240          1,680           240          1,680
International Technology+                   --             --            --             --
MagneTek Inc+                               --             --            --             --
Michael Foods Inc                           --             --            --             --
Mid-American Waste Systems Inc+             --             --            --             --
Morrison Fresh Cooking Inc                  96            540            50            281
Morrison Knudsen Corp+                      55             34           229            143
NPC International Inc                       --             --            --             --
Oshkosh B'Gosh Inc Class A                  26            442            49            833
Rollins Environmental Services+            131            409           353          1,103
SPX Corp                                    22            613            46          1,282

---------------------------
 80

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        222   $      5,633            78   $     1,979           133   $      3,375
        436          7,194           331         5,462            --             --
        253          5,882           178         4,139            --             --
        432         11,826           312         8,541            --             --
        299          7,625           214         5,457           210          5,355
        366          6,863           271         5,081           750         14,063
        254         11,684           194         8,924            --             --
        295         13,238           210         9,424            --             --
        600          8,400           400         5,600         1,200         16,800
        524          8,450           374         6,031            --             --
        497         10,561           367         7,799            --             --
        464          8,642           334         6,221            --             --
        495         10,209           365         7,528           845         17,428
        300         13,013           200         8,675           500         21,688
        279          4,115           230         3,393           367          5,413
        224          4,620           180         3,713           241          4,971
              ------------                 -----------                 ------------
              $    649,076                 $   417,396                 $    563,501
              $    669,698                 $   436,681                 $    608,742
                     0.03%                       0.02%                        0.01%
        185   $        786           116   $       493           223   $        948
        104          1,066            81           830           132          1,353
         69          1,518            --            --            --             --
        347            564            --            --            --             --
        247          2,655            --            --            --             --
         49            398            36           293            33            268
        244          3,172            --            --            --             --
        313          3,521           233         2,621            --             --
        342          2,950            --            --            --             --
        467          2,744           307         1,804           521          3,061
        389          1,896           354         1,726           618          3,013
        380          2,660           320         2,240           680          4,760
        551          1,515            --            --            --             --
        367          3,808            --            --            --             --
        229          2,490            --            --            --             --
        372            140            --            --            --             --
        160            900            99           557           193          1,086
        367            229           343           214           563            352
        374          3,132           284         2,379            --             --
        228          3,876            85         1,445           222          3,774
        769          2,403           623         1,947           822          2,569
        226          6,300            83         2,314           248          6,913

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
 -----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sequa Corp Class A+                        110   $      4,813            --   $         --
Sizzler International Inc                  254            635            --             --
Strattec Security Corp+                     10            138            28            385
Topps Inc+                                 512          2,432            --             --
Transport Holding Inc Class A+               4            196            10            490
XOMA Corp+                                 188          1,116            --             --
                                                 ------------                 ------------
TOTAL MICRO CAP STOCKS - VALUE                   $     17,033                 $      8,909
                       - COST                    $     17,918                 $     11,674
INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                                   5.36%                        9.07%
Alcatel Alsthom Compagnie Generale
 d'Electricite ADR (France)+            11,450   $    177,475        21,300   $    330,150
Allied Irish Banks PLC ADR
 (Ireland)                               1,400         48,475         2,500         86,563
BAT Industries PLC ADR (UK)              9,700        128,525        17,800        235,850
Banco Bilbao Vizcaya ADR (Spain)           950         39,544         1,600         66,600
Banco Central Hispanoamericano SA
 ADR (Spain)                             1,100         11,413         2,000         20,750
Banco Santander SA ADR (Spain)             700         35,700         1,400         71,400
Barclays PLC ADR (UK)                    1,650         94,875         3,100        178,250
Benetton Group SpA ADR (Italy)+          5,350        119,038         9,800        218,050
British Airways PLC ADR (UK)             1,600        131,600         2,800        230,300
British Petroleum Co PLC ADR (UK)        1,224        144,147         2,250        264,952
British Gas PLC ADR (UK)                 3,600        117,000         6,700        217,750
British Steel PLC ADR (UK)                 850         24,756         1,500         43,688
British Telecommunications PLC ADR
 (UK)                                    3,700        216,913         6,700        392,788
Broken Hill Proprietory Co Ltd ADR
 (Australia                              3,680        100,740         7,460        204,218
Coles Myer Ltd ADR (Australia)           2,424         68,175         4,332        121,838
Courtaulds PLC ADR (UK)                 19,700        132,975        36,100        243,675
Daimler-Benz Aktiengesellschaft ADR
 (Germany)                              17,350        945,575        32,000      1,744,000
ELF Aquitaine ADR (France)+              9,550        348,575        17,700        646,050
Fiat SpA ADR (Italy)                     7,700        120,313        14,300        223,438
Glaxo Holdings Plc ADR (UK)              7,400        210,900        13,600        387,600
Grand Metropolitan PLC ADR (UK)          7,547        218,863        13,948        404,492
Hanson Finance PLC                       8,550        107,944        15,900        200,738
Hong Kong Telecommunications Ltd
 ADR (Hong Kong)                        21,916        369,825        40,708        686,949
Imperial Chemical Industries PLC
 ADR (UK)                                2,100        106,313         3,900        197,438
KLM Royal Dutch Airlines ADR
 (Netherlands)+                            507         14,133         1,110         30,941
Montedison Spa ADR+                      2,646         16,868         6,292         40,112
National Australia Bank Ltd ADS
 (Australia)                             2,050        100,963         3,700        182,225
News Corporation Ltd ADR
 (Australia)                             1,450         30,813         2,700         57,375
Novo-Nordisk A/S ADR (Denmark)           4,150        159,775         7,600        292,600

---------------------------
 82

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
        137   $      5,994           102   $     4,463            --   $         --
        434          1,085           319           798            --             --
         72            990            49           674            --             --
        722          3,430           527         2,503            --             --
         22          1,078            17           833            27          1,323
        193          1,146           193         1,146            --             --
              ------------                 -----------                 ------------
              $     62,446                 $    29,280                 $     29,420
              $     75,752                 $    34,461                 $     35,809
                    11.78%                      14.77%                       15.27%
     41,500   $    643,250        31,900   $   494,450        53,750   $    833,125
      4,950        171,394         3,800       131,575         6,400        221,600
     34,750        460,438        26,750       354,438        45,000        596,250
      3,200        133,200         2,400        99,900         4,100        170,663
      3,950         40,981         3,000        31,125         5,100         52,913
      2,700        137,700         2,050       104,550         3,450        175,950
      6,975        401,063         5,650       324,875         9,750        560,625
     19,125        425,531        14,700       327,075        24,700        549,575
      5,525        454,431         4,300       353,675         7,150        588,088
      4,393        517,276         3,394       399,622         5,608        660,340
     13,100        425,750        10,050       326,625        16,950        550,875
      3,050         88,831         2,300        66,988         3,950        115,044
     13,100        767,988        10,050       589,181        16,950        993,694
     16,090        440,464        12,320       337,260        20,580        563,378
      8,475        238,359         6,532       183,713        11,040        310,500
     70,900        478,575        54,400       367,200        91,700        618,975
     62,500      3,406,250        48,000     2,616,000        80,900      4,409,050
     34,450      1,257,425        26,500       967,250        44,650      1,629,725
     27,900        435,938        21,450       335,156        36,200        565,625
     26,600        758,100        20,400       581,400        34,450        981,825
     27,710        803,590        20,942       607,318        35,288      1,023,352
     30,975        391,059        23,750       299,844        40,150        506,894
     79,972      1,349,533        61,289     1,034,255       103,363      1,744,247
      7,575        383,484         5,750       291,094         9,800        496,125
      2,229         62,133         1,774        49,450         2,939         81,925
      9,157         58,376         7,067        45,052        16,192        103,224
      7,125        350,906         5,450       268,413         9,250        455,563
      5,200        110,500         3,950        83,938         6,750        143,438
     14,875        572,688        11,400       438,900        19,150        737,275

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Philips Electronics NV
 (Netherlands)                           2,000   $     67,750         3,500   $    118,563
Premier Farnell Plc ADR+                   626         12,677         1,084         21,951
RTZ PLC ADR (UK)                         2,800        170,100         5,100        309,825
Repsol SA ADR (Spain)                    1,850         60,356         3,400        110,925
Rhone-Poulenc SA ADR (France)            4,484        118,272         8,268        218,081
Royal Dutch Petroleum Co ADR
 (Netherlands)                           1,889        282,169         3,617        540,289
Smithkline Beecham Plc ADR (UK)          2,150        125,238         3,800        221,350
Telecommunications of New Zealand
 Corp ADR (New Zealand)                    850         65,025         1,600        122,400
Telefonica de Espana ADR (Spain)         2,450        135,669         4,500        249,188
Total Compagnie Francaise des
 Petroles SA ADR (France)+               4,025        149,439         7,451        276,604
Unilever NV (Netherlands)                5,605        804,318        10,283      1,475,611
Vodafone Group Plc ADR (UK)              1,850         70,069         3,500        132,563
WMC Limited ADR                          1,750         49,219         3,100         87,188
Westpac Banking Corp ADR
 (Australia)                             1,750         41,563         3,400         80,750
                                                 ------------                 ------------
TOTAL INTERNATIONAL STOCKS
 (EXCEPT JAPAN)             - VALUE              $  6,494,075                 $ 11,986,068
                           - COST                $  6,224,254                 $ 11,565,370
JAPANESE STOCKS
PERCENT OF NET ASSETS                                   1.57%                        2.66%
CSK Corp ADR                             2,250   $     68,906         4,100   $    125,563
Canon Inc ADR                              700         64,838         1,250        115,781
Fuji Photo Film Co Ltd ADR               1,800         54,000         3,400        102,000
Hitachi Ltd ADR                            600         55,050         1,000         91,750
Honda Motor Co Ltd ADR                   1,400         64,575         2,600        119,925
Ito Yokado Co Ltd ADR                      750        157,875         1,300        273,650
Japan Air Lines Co ADR                  11,700        171,113        21,600        315,900
Kirin Brewery Co ADR                     1,900        195,700         3,550        365,650
Kubota Corp ADR                            100         13,250           100         13,250
Kyocera Corp ADR                           250         34,000           600         81,600
Makita Corp ADR                          2,950         42,038         5,350         76,238
Matsushita Electric Industrial Co
 Ltd ADR                                   250         42,531           550         93,569
Mitsui & Co Ltd ADR                      1,250        210,000         2,300        386,400
NEC Corp ADR                             1,250         67,188         2,300        123,625
Nippon Telephone & Telegraph ADR         2,436         88,305         4,611        167,149
Nissan Motor Co Ltd ADR                  3,100         46,113         5,700         84,788
Pioneer Electronics Corp                 2,450         51,144         4,450         92,894
SONY Corp ADR                              800         50,600         1,550         98,038

---------------------------
 84

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
      6,875   $    232,891         5,250   $   177,844         8,950   $    303,181
      2,106         42,647         1,626        32,927         2,737         55,424
      9,925        602,944         7,550       458,663        12,850        780,638
      6,625        216,141         5,150       168,019         8,650        282,206
     16,134        425,538        12,427       327,752        20,953        552,637
      7,038      1,051,301         5,400       806,625         9,003      1,344,823
      7,400        431,050         5,700       332,025         9,600        559,200
      3,175        242,888         2,500       191,250         4,100        313,650
      8,700        481,763         6,700       371,013        11,250        622,969
     14,570        540,922        11,247       417,554        18,914        702,167
     20,021      2,873,014        15,415     2,212,053        25,932      3,721,242
      6,800        257,550         5,200       196,950         8,800        333,300
      6,075        170,859         4,650       130,781         7,900        222,188
      6,600        156,750         5,100       121,125         8,600        204,250
              ------------                 -----------                 ------------
              $ 23,491,471                 $18,054,903                 $ 30,437,738
              $ 22,637,750                 $17,481,122                 $ 29,569,110
                     3.56%                       4.69%                        4.85%
      8,300   $    254,188         6,725   $   205,953        11,400   $    349,125
      2,575        238,509         2,100       194,513         3,550        328,819
      6,900        207,000         5,450       163,500         9,300        279,000
      2,125        194,969         1,725       158,269         2,900        266,075
      5,325        245,616         4,275       197,184         7,200        332,100
      2,725        573,613         2,150       452,575         3,650        768,325
     43,975        643,134        35,350       516,994        59,900        876,038
      7,100        731,300         5,700       587,100         9,650        993,950
        100         13,250           100        13,250           100         13,250
      1,150        156,400           975       132,600         1,600        217,600
     10,225        145,706         8,875       126,469        15,050        214,463
      1,050        178,631           800       136,100         1,300        221,163
      4,600        772,800         3,725       625,800         6,250      1,050,000
      4,725        253,969         3,850       206,938         6,500        349,375
      9,343        338,684         7,506       272,093        12,774        463,058
     11,650        173,294         9,450       140,569        15,950        237,256
      9,175        191,528         7,375       153,953        12,650        264,069
      3,100        196,075         2,450       154,963         4,200        265,650

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tokio Marine & Fire Insurance Co
 ADR                                     5,700   $    329,175        10,600   $    612,150
Toyota Motor Corp ADR                    2,000         96,250         3,700        178,063
                                                 ------------                 ------------
TOTAL JAPANESE STOCKS - VALUE                    $  1,902,651                 $  3,517,983
                      - COST                     $  1,911,566                 $  3,617,674
TOTAL COMMON STOCKS - VALUE                      $ 27,308,013                 $ 62,452,158
                     - COST                      $ 24,674,088                 $ 57,294,725

---------------------------
 86

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
  Shares         Value         Shares         Value        Shares         Value
-----------------------------------------------------------------------------------
     21,400   $  1,235,850        17,250   $   996,188        29,200   $  1,686,300
      7,525        362,141         6,050       291,156        10,250        493,281
              ------------                 -----------                 ------------
              $  7,106,657                 $ 5,726,167                 $  9,668,897
              $  7,229,600                 $ 5,806,274                 $  9,830,484
              $129,833,843                 $95,716,180                 $179,070,126
              $116,538,812                 $85,103,862                 $162,731,707

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                    Principal       Value        Principal       Value
------------------------------------------------------------------------------------------
LONG-TERM GOVERNMENT
  BONDS
PERCENT OF NET ASSETS                                   3.40%                        6.80%
U.S. Treasury Bonds,
 6.25% -- 11.75%,
 05/15/21 - 11/15/24               $ 3,550,000   $  4,126,214   $ 7,950,000   $  8,994,242
LONG-TERM GOVERNMENT BONDS
                            - VALUE              $  4,126,214                 $  8,994,242
                             - COST              $  4,358,719                 $  9,298,911
INTERMEDIATE-TERM
  GOVERNMENT BONDS
PERCENT OF NET ASSETS                                  73.26%                       45.32%
U.S. Treasury Notes,
 4.75% -- 9.13%,
 09/30/97 - 7/15/06                $88,150,000   $ 88,834,542   $59,450,000   $ 59,908,073
INTERMEDIATE-TERM GOVERNMENT
   BONDS                    - VALUE              $ 88,834,542                 $ 59,908,073
                             - COST              $ 90,121,403                 $ 60,521,139

---------------------------
 88

      LifePath 2020                LifePath 2030               LifePath 2040
--------------------------   -------------------------   --------------------------
 Principal       Value        Principal       Value       Principal       Value
-----------------------------------------------------------------------------------
                    13.18%                      18.05%                        9.47%
$24,250,000   $ 26,285,315   $20,080,000   $22,058,297   $17,050,000   $ 18,884,409
              $ 26,285,315                 $22,058,297                 $ 18,884,409
              $ 27,054,141                 $22,761,676                 $ 19,370,090

                    20.77%                       3.04%                        0.00%
$41,280,000   $ 41,407,633   $ 3,700,000   $ 3,718,419   $        --   $         --
              $ 41,407,633                 $ 3,718,419                 $         --
              $ 41,966,066                 $ 3,785,210                 $         --

                                                     ---------------------------

LIFEPATH MASTER PORTFOLIOS - AUGUST 31, 1996 (UNAUDITED)

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                    Principal       Value        Principal       Value
------------------------------------------------------------------------------------------
MONEY MARKET SECURITIES
PERCENT OF NET ASSETS                                   0.62%                        0.54%
U.S. Treasury Bills,
 5.06% - 5.22%++,
 09/19/96 - 11/21/96               $   754,000   $    747,206   $   725,000   $    717,866
MONEY MARKET SECURITIES - VALUE                  $    747,206                 $    717,866
                         - COST                  $    747,038                 $    717,717
                                                 ------------                 ------------
TOTAL INVESTMENT IN SECURITIES
 (NOTES 1 AND 3)          - VALUE                $121,015,975                 $132,072,339
                         - COST**                $119,901,248                 $127,832,492
                                                 ------------                 ------------
TOTAL INVESTMENT IN SECURITIES          99.80%   $121,015,975        99.90%   $132,072,340
Other Assets and Liabilities, Net         0.20        242,156          0.10        126,799
                                   -----------   ------------   -----------   ------------
TOTAL NET ASSETS                       100.00%   $121,258,131       100.00%   $132,199,139
                                   ===========   ============   ===========   ============

------------------------------------------------------------------------------

 + Non-income earning securities.

++ Yield to Maturity.

 * These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.

** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation                     $ 3,823,338                 $  7,608,557
Gross Unrealized Depreciation                      (2,708,611)                  (3,368,710)
                                                  -----------                 ------------
GROSS UNREALIZED APPRECIATION                     $ 1,114,727                 $  4,239,847
                                                  ===========                 ============

The accompanying notes are an integral part of these financial statements.

---------------------------
 90

       LifePath 2020               LifePath 2030               LifePath 2040
---------------------------   -----------------------   ---------------------------
 Principal        Value       Principal     Value        Principal        Value
-----------------------------------------------------------------------------------
MONEY MARKET SECURITIES
                      0.41%                     0.64%                         0.94%
$    814,000   $    807,710   $790,000   $    782,520   $  1,889,000   $  1,874,614*
               $    807,710              $    782,520                  $  1,874,614
               $    807,474              $    782,344                  $  1,874,290
               ------------              ------------                  ------------
               $198,334,501              $122,275,416                  $199,829,149
               $186,366,493              $112,433,092                  $183,976,087
               ------------              ------------                  ------------
      99.48%   $198,334,501    100.05%   $122,275,416        100.22%   $199,829,149
        0.52      1,035,317     (0.05)        (64,834)        (0.22)         (8,866)
------------   ------------   --------   ------------   ------------   ------------
     100.00%   $199,369,818    100.00%   $122,210,582        100.00%   $199,838,015
============   ============   ========   ============   ============   ============

------------------------------------------------------------------------------

 + Non-income earning securities.

++ Yield to Maturity.

 * These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.

** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

              $ 18,033,837                 $14,081,914                 $ 22,875,280
                (6,065,829)                 (4,239,590)                  (7,022,218)
              ------------                 -----------                 ------------
              $ 11,968,008                 $ 9,842,324                 $ 15,853,062
              ============                 ===========                 ============

                                                     ---------------------------

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED) - AUGUST 31, 1996

                                               LifePath          LifePath
                                                 2000              2010
                                                Master            Master
                                               Portfolio         Portfolio
----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
 In securities, at market value (see cost
   below) (Note 1)                           $ 121,015,975     $ 132,072,340
 Cash                                        $      60,051     $       6,419
RECEIVABLES:
 Dividends and interest                          1,307,175         1,079,725
 Beneficial interests sold                          20,000            92,500
TOTAL ASSETS                                   122,403,201       133,250,984
LIABILITIES
PAYABLES:
 Variation margin on futures contracts                   0                 0
 Allocation to beneficial interest
   holders                                         962,107           849,296
 Beneficial interests redeemed                      10,000            20,000
 Due to adviser                                    172,963           182,549
TOTAL LIABILITIES                                1,145,070         1,051,845
TOTAL NET ASSETS                               121,258,131       132,199,139
INVESTMENTS AT COST                          $ 119,901,248     $ 127,832,492

------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------------
 92

  LifePath         LifePath         LifePath
    2020             2030             2040
   Master           Master           Master
 Portfolio        Portfolio        Portfolio
------------------------------------------------------------------------------
$198,334,501     $122,275,416     $199,829,149
$    149,276     $     10,982     $     20,204
   1,002,621          563,302          749,301
     194,000           66,100          214,932
 199,680,398      122,915,800      200,813,586
           0                0            5,800
   1,033,085          535,371          684,114
           0                0            9,944
     277,495          169,847          275,713
   1,310,580          705,218          975,571
 198,369,818      122,210,582      199,838,015
$186,366,493     $112,433,092     $183,976,087

------------------------------------------------------------------------------

                                                     ---------------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                                   LifePath           LifePath
                                                     2000               2010
                                                     Fund               Fund
                                               Master Portfolio   Master Portfolio
----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                           $  305,857         $  716,350
 Interest                                             2,876,848          1,933,026
TOTAL INVESTMENT INCOME                               3,182,705          2,649,376
EXPENSES (NOTE 2)
 Advisory fees                                          340,262            339,027
TOTAL EXPENSES                                          340,262            339,027
NET INVESTMENT INCOME                                 2,842,443          2,310,349
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on sale of investments               908,710          1,031,263
 Net realized gain (loss) on sale of futures
   contracts                                                  0                  0
 Net change in unrealized appreciation of
   investments                                       (3,612,584)        (5,122,900)
 Net change in unrealized depreciation of
   futures contracts                                          0                  0
NET GAIN ON INVESTMENTS                              (2,703,874)        (4,091,637)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         $   138,569       $ (1,781,288)
----------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

---------------------------
 94

    LifePath             LifePath             LifePath
      2020                 2030                 2040
      Fund                 Fund                 Fund
Master Portfolio     Master Portfolio     Master Portfolio
------------------------------------------------------------------------------
     $ 1,563,148          $ 1,151,650          $ 2,058,948
       2,003,022              737,359              437,804
       3,566,170            1,889,009            2,496,752
         536,414              329,604              536,093
         536,414              329,604              536,093
       3,029,756            1,559,405            1,960,659
       3,740,251            2,057,440            6,947,040
               0                    0              (35,875)
      (8,389,709)          (5,815,993)          (9,665,289)
               0                    0               (6,800)
      (4,649,458)          (3,758,553)          (2,760,924)
    $ (1,619,702)        $ (2,199,148)         $  (800,265)

------------------------------------------------------------------------------

                                                     ---------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                LifePath 2000 Master Portfolio
                                              -----------------------------------
                                                (Unaudited)
                                                For the Six          For the
                                               Months Ended        Year Ended
                                              August 31, 1996   February 29, 1996
---------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Net investment income                            $ 2,842,443         $ 3,939,926
 Net realized gain (loss) on sale of
   investments                                        908,710           1,412,647
 Net realized gain (loss) on sale of futures
   contracts                                                0              27,030
 Net change in unrealized appreciation
   (depreciation) of investments                   (3,612,584)          4,707,324
 Net change in unrealized appreciation
   (depreciation) of futures contracts                      0                   0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           138,569          10,086,927
NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTERESTS TRANSACTIONS                 4,441,736          44,956,678
INCREASE IN NET ASSETS                              4,580,305          55,043,605
NET ASSETS:
Beginning net assets                              116,677,826          61,634,221
ENDING NET ASSETS                                $121,258,130        $116,677,826
---------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

---------------------------
 96

   LifePath 2010 Master Portfolio            LifePath 2020 Master Portfolio
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
    $ 2,310,349           $ 2,698,472         $ 3,029,756           $ 3,734,343
      1,031,263             1,041,589           3,740,251             2,814,112
              0                67,639                   0                65,955
     (5,122,900)            8,805,216          (8,389,709)           18,004,995
              0                     0                   0                     0
     (1,781,288)           12,612,916          (1,619,702)           24,619,405
     32,759,227            39,123,950          37,431,527            55,695,812
     30,977,939            51,736,866          35,811,825            80,315,217
    101,221,200            49,484,334         162,557,993            82,242,776
   $132,199,139          $101,221,200        $198,369,818          $162,557,993
-------------------------------------------------------------------------------


                                                     ---------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                LifePath 2030 Master Portfolio
                                              -----------------------------------
                                                (Unaudited)
                                                For the Six          For the
                                               Months Ended        Year Ended
                                              August 31, 1996   February 29, 1996
---------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Net investment income                            $ 1,559,405         $ 2,046,527
 Net realized gain (loss) on sale of
   investments                                      2,057,440           2,515,159
 Net realized gain (loss) on sale of futures
   contracts                                                0              47,954
 Net change in unrealized appreciation
   (depreciation) of investments                   (5,815,993)         13,600,387
 Net change in unrealized appreciation
   (depreciation) of futures contracts                      0                   0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        (2,199,148)         18,210,027
NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTERESTS TRANSACTIONS                16,171,391          39,393,839
INCREASE IN NET ASSETS                             13,972,243          57,603,866
NET ASSETS:
Beginning net assets                              108,238,339          50,634,473
ENDING NET ASSETS                                $122,210,582        $108,238,339
---------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

---------------------------
 98

   LifePath 2040 Master Portfolio
-------------------------------------
  (Unaudited)
  For the Six            For the
 Months Ended          Year Ended
August 31, 1996     February 29, 1996
-------------------------------------
   $  1,960,659          $  2,303,138
      6,947,040             4,521,411
        (35,875)              169,434
     (9,665,289)           22,384,421
         (6,800)              (40,125)
       (800,265)           29,338,279
     24,617,374            80,123,105
     23,817,109           109,461,384
    176,020,906            66,559,522
  $ 199,838,015         $ 176,020,906

------------------------------------------------------------------------------

                                                     ---------------------------

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. MIP was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to March 1, 1994. MIP is currently authorized to issue fourteen separate portfolios (the "Master Portfolios"), of which the following have commenced operations: the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The financial statements for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios are presented separately.

INVESTMENT POLICY AND

SECURITY VALUATION

Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND

INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on

---------------------------
 100

                                               NOTES TO THE FINANCIAL STATEMENTS

the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains. The determination of such share will be made in accordance with the applicable sections of the Code.

It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and

                                                     ---------------------------

NOTES TO THE FINANCIAL STATEMENTS

that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1996, the following Master Portfolio had futures contracts outstanding:

                   Number                                         Notional        Net
                     of                           Expiration      Contract     Unrealized
 Master Portfolio Contracts        Type              Date          Value      Depreciation
      ------------------------------------------------------------------------------
LifePath 2040             2    S&P 500 Index    September 1996    $651,350         $(6,800)

The LifePath 2040 Master Portfolio has pledged U.S. Treasury bills with a par value of $60,000 for initial margin requirements.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the administrator, sponsor and distributor for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive as compensation for its advisory services to each Master Portfolio a monthly fee at the annual rate of 0.55% of the average daily net assets of such Master Portfolio. BGFA is an indirect subsidiary of Barclays Bank PLC.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to each Master Portfolio. BGI will not be entitled to receive compensation for its custodial services so long as BGFA is entitled to receive fees for providing investment advisory services to the Master Portfolio.

Pursuant to an Administration Agreement, Stephens has agreed to assume all operating expenses of each LifePath Master Portfolio, except for advisory fees, interest, brokerage fees and commissions, if any, costs of independent pricing services, and any extraordinary expenses. Stephens is not entitled to compensation for providing administrative services to a Master Portfolio so long as Stephens receives fees for providing similar services to a fund of another registered investment company that invests all of its assets in the Master Portfolio.

Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1996, these officers of Stephens collectively

---------------------------
 102

                                               NOTES TO THE FINANCIAL STATEMENTS

owned less than 1% of the Master Portfolios' outstanding shares of beneficial interest.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the period ended August 31, 1996, are as follows:

                            LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH       LIFEPATH
         AGGREGATE            2000          2010          2020          2030           2040
         PURCHASES           MASTER        MASTER        MASTER        MASTER         MASTER
       AND SALES OF:        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
 ----------------------------------------------------------------------------------------------
 U.S. Government
   Obligations:
 ----------------------------------------------------------------------------------------------
 Purchases at cost         $82,511,594   $73,104,986   $70,606,159   $23,141,405   $ 22,181,578
 Sales proceeds             57,920,442    40,508,838    37,214,413     7,834,120      2,816,406
 Other Securities:
 ----------------------------------------------------------------------------------------------
 Purchases at cost           9,425,687    34,291,574    54,631,001    33,914,453     66,920,156
 Sales proceeds              8,136,583    22,595,972    38,843,835    28,712,372     59,356,342

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rate, excluding short-term securities, for the Master Portfolios for each of the following periods are as follows:

                                     LIFEPATH   LIFEPATH   LIFEPATH   LIFEPATH   LIFEPATH
                                       2000       2010       2020       2030       2040
              PORTFOLIO               MASTER     MASTER     MASTER     MASTER     MASTER
              TURNOVER               PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
 -----------------------------------------------------------------------------------------
 For the Six Months Ended
   August 31, 1996 (Unaudited)            56%        53%        40%        31%        33%
 For the Year Ended February 29,
   1996                                   84%        39%        49%        39%        29%
 For the Year Ended February 28,
   1995                                   17%        24%        28%        40%         5%

Average commission rates paid for the Master Portfolios are as follows:

                                                                    (UNAUDITED)
                                                                    FOR THE SIX
                                                                   MONTHS ENDED
                                                                  AUGUST 31, 1996
 --------------------------------------------------------------------------------
 LifePath 2000 Master Portfolio                                             $0.05
 LifePath 2010 Master Portfolio                                              0.05
 LifePath 2020 Master Portfolio                                              0.06
 LifePath 2030 Master Portfolio                                              0.04
 LifePath 2040 Master Portfolio                                              0.04

                                                     ---------------------------

                                     NOTES
                                  -----------

Wells Fargo provides shareholder services, and/or certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For an additional prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

LP 0508 (10/96)

STAGECOACH FUNDS(R)
P.O. Box 7066                                    BULK RATE
San Francisco, CA 94120-7066                    U.S. POSTAGE
                                                    PAID
                                              PERMIT NO. 1808
                                                 DALLAS TX

DATED MATERIAL

PLEASE EXPEDITE

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